As filed with the Securities and Exchange Commission on December 18, 2006

Registration No. 33-26305

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 101	☒

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 103

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number (800) 441-7762

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and Address of Agent for Service)

copy to:

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☒          immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Funds
Prepared Portfolios

Investor Shares

Prospectus

December 18, 2006

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Conservative Prepared Portfolio

Moderate Prepared Portfolio

Growth Prepared Portfolio

Aggressive Growth Prepared Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

Contents

How to Find the Information You Need	Overview	1

	THE BLACKROCK PREPARED PORTFOLIOS

	Conservative Prepared Portfolio	4

	Moderate Prepared Portfolio	12

	Growth Prepared Portfolio	20

	Aggressive Growth Prepared Portfolio	28

Information About the Underlying Funds	Risks of Underlying Funds	36

	Description of Underlying Funds	51

	Important Definitions	72

About Your Investment	How to Buy/Sell Shares	76

	Dividends/Distributions/Taxes	94

	Services for Shareholders	97

Overview of the
BlackRock Prepared

Portfolios

This Prospectus describes the four BlackRock Prepared Portfolios (the Portfolios) of BlackRock Funds (the Fund): Conservative, Moderate, Growth, and Aggressive Growth. Each of the Portfolios is a "fund of funds," meaning that each seeks to obtain its investment goal by investing the majority of its assets in other BlackRock mutual funds, called the "underlying funds."

The Portfolios are intended to provide distinct investment programs to meet the different investment goals, time horizons and risk tolerances of a range of investors. Each of the Portfolios is created by BlackRock Advisors, LLC (BlackRock), the Portfolios' investment adviser, in a two step process.

The first step is the development of a target asset allocation for each Portfolio. In general, each Portfolio invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment goal of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment goal of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. The following table illustrates each Portfolio's target allocation among asset classes:

	Target Allocation of Underlying Funds
	Fixed Income Funds	Equity Funds
Conservative	60%	40%
Moderate	40%	60%
Growth	20%	80%
Aggressive Growth	0%	100%

In general, a greater percentage of equity funds in a Portfolio results in higher overall volatility. Investors should select carefully the Portfolio that is most appropriate for their goals and risk tolerance.

Within the broader categories of equity and fixed income funds, BlackRock seeks to diversify each Portfolio. Equity funds may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. Fixed income funds may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors.

The final asset allocation targets are established by the BlackRock asset allocation committee based on its assessment of what mix of general risk and return characteristics will allow each Portfolio to achieve its investment goal. The committee meets regularly to assess market conditions, review the asset allocation targets of the Portfolios, and determine whether any changes are required.

Although the asset allocation targets listed for each Portfolio are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Portfolio based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Portfolio. In general, the adjustments will be limited to ±10% relative to the target allocations. For example, the proportion of equity funds in the Moderate Portfolio will generally range from a low of 50% to a high of 70%, relative to the long term target of 60%. However, BlackRock may utilize larger adjustments if warranted by unusual market conditions.

BlackRock regularly monitors the allocations of the Portfolios to ensure that they adhere over time to the target allocations as established by the asset allocation committee. The Portfolios may be brought back to their target allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

The second step in the creation of each Portfolio is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Portfolio are considered when selecting underlying funds. The specific underlying funds selected for each Portfolio are determined at BlackRock's discretion and may change as deemed appropriate to allow the Portfolios to meet their investment goals. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment goals and primary investment strategies.

Because each of the Portfolios invests principally in shares of underlying funds, each is considered "non-diversified" under the

Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Portfolios, this risk is reduced because the underlying funds are themselves generally diversified.

The Prospectus is organized so that each Portfolio has its own short section. Simply turn to the section for any particular Portfolio to read about important Portfolio facts. Also included are sections that tell you about the underlying funds the Portfolios invest in, buying and selling shares, certain fees and expenses, shareholder features of the Portfolios and your rights as a shareholder. These sections apply to all the Portfolios.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your investment professional has been trained to help you decide which investments are right for you.

BlackRock

Conservative Prepared Portfolio

Investment Goal

The Portfolio seeks a balance between long term capital appreciation and high current income, with a greater emphasis on income.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 40% of its assets in underlying funds that invest primarily in equity securities and 60% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 40%/60%, the Portfolio may have an equity/fixed income allocation that ranges from 50%/50% to 30%/70%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)) and equity securities, including non-U.S. securities.

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (60%), Russell 3000® Index (32%) and MSCI EAFE Index® (8%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A and C Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases* (as percentage of offering price)	5.25%	0.0%
Maximum Deferred Sales Charge (Load) (as percentage of offering price)	0.0%	1.00%**

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	C Shares
Advisory fees	—	—
Distribution (12b-1) fees	—	.75%
Other expenses[1]	.61%	.62%
Service fees	.25%	.25%
Other	.36%	.37%
Acquired fund (underlying fund) fees and expenses[1,2]	.66%	.66%
Total annual fund operating expenses	1.27%	2.03%
Fee waivers and expense reimbursements[3]	.08%	.12%
Net expenses[3]	1.19%	1.91%

  *  Reduced front-end sales charges may be available (see the section "Can the Sales Charge be Reduced or Eliminated?" for more information regarding front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.

  **  There is no CDSC on C Shares after one year.

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .53% (for Investor A Shares) and 1.25% (for Investor C Shares) of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$640	$899
C Shares**
Redemption	$294	$625
C Shares
No Redemption	$194	$625

  *  Reflects imposition of sales charge.

  **  Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of Portfolio assets.

This Prospectus offers shareholders different ways to invest with two separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other option (Investor C Shares) has no front-end charges but has higher on-going fees, which are paid over the life of the investment, and has a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won't necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than C Shares.

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

BlackRock

Moderate Prepared Portfolio

Investment Goal

The Portfolio seeks a balance between long term capital appreciation and high current income, with a greater emphasis on capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 60% of its assets in underlying funds that invest primarily in equity securities and 40% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 60%/40%, the Portfolio may have an equity/fixed income allocation that ranges from 70%/30% to 50%/50%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests in underlying funds which invest in equity securities, including non-U.S. securities, and fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (40%), Russell 3000® Index (48%) and MSCI EAFE Index® (12%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A and C Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases* (as percentage of offering price)	5.25%	0.0%
Maximum Deferred Sales Charge (Load) (as percentage of offering price)	0.0%	1.00%**

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

	A Shares	C Shares
Advisory fees	—	—
Distribution (12b-1) fees	—	.75%
Other expenses[1]	.58%	.58%
Service fees	.25%	.25%
Other	.33%	.33%
Acquired fund (underlying fund) fees and expenses[1,2]	.76%	.76%
Total annual fund operating expenses	1.34%	2.09%
Fee waivers and expense reimbursements[3]	.07%	.09%
Net expenses[3]	1.27%	2.00%

  *  Reduced front-end sales charges may be available (see the section "Can the Sales Charge be Reduced or Eliminated?" for more information regarding front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.

  **  There is no CDSC on C Shares after one year.

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .51% (for Investor A Shares) and 1.24% (for Investor C Shares) of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$648	$921
C Shares**
Redemption	$303	$646
C Shares
No Redemption	$203	$646

  *  Reflects imposition of sales charge.

  **  Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of Portfolio assets.

This Prospectus offers shareholders different ways to invest with two separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other option (Investor C Shares) has no front-end charges but has higher on-going fees, which are paid over the life of the investment, and has a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won't necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than C Shares.

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

BlackRock

Growth Prepared Portfolio

Investment Goal

The Portfolio seeks long term capital appreciation. Current income is also a consideration.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 80% of its assets in underlying funds that invest primarily in equity securities and 20% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 80%/20%, the Portfolio may have an equity/fixed income allocation that ranges from 90%/10% to 70%/30%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests primarily in underlying funds which invest in equity securities, including non-U.S. securities, and to a lesser extent, underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S.

investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (20%), Russell 3000® Index (64%) and MSCI EAFE Index® (16%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A and C Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases* (as percentage of offering price)	5.25%	0.0%
Maximum Deferred Sales Charge (Load) (as percentage of offering price)	0.0%	1.00%**

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

	A Shares	C Shares
Advisory fees	—	—
Distribution (12b-1) fees	—	.75%
Other expenses[1]	.59%	.59%
Service fees	.25%	.25%
Other	.34%	.34%
Acquired fund (underlying fund) fees and expenses[1,2]	.87%	.87%
Total annual fund operating expenses	1.46%	2.21%
Fee waivers and expense reimbursements[3]	.14%	.17%
Net expenses[3]	1.32%	2.04%

  *  Reduced front-end sales charges may be available (see the section "Can the Sales Charge be Reduced or Eliminated?" for more information regarding front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.

  **  There is no CDSC on C Shares after one year.

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .45% (for Investor A Shares) and 1.17% (for Investor C Shares) of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$652	$949
C Shares**
Redemption	$307	$675
C Shares
No Redemption	$207	$675

  *  Reflects imposition of sales charge.

  **  Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of Portfolio assets.

This Prospectus offers shareholders different ways to invest with two separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other option (Investor C Shares) has no front-end charges but has higher on-going fees, which are paid over the life of the investment, and has a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won't necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than C Shares.

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

BlackRock

Aggressive Growth Prepared Portfolio

Investment Goal

The Portfolio seeks long term capital appreciation. Current income is not a consideration.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target allocation of 100% of assets to equity funds, the Portfolio may have an equity/fixed income allocation ranging to 90%/10%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests primarily in underlying funds which invest in equity securities, including non-U.S. securities. The Portfolio may also invest in underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Russell 3000® Index (80%) and MSCI EAFE Index® (20%), recognized unmanaged indices of U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A and C Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases* (as percentage of offering price)	5.25%	0.0%
Maximum Deferred Sales Charge (Load) (as percentage of offering price)	0.0%	1.00%**

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

	A Shares	C Shares
Advisory fees	—	—
Distribution (12b-1) fees	—	.75%
Other expenses[1]	.68%	.69%
Service fees	.25%	.25%
Other	.43%	.44%
Acquired fund (underlying fund) fees and expenses[1,2]	.98%	.98%
Total annual fund operating expenses	1.66%	2.42%
Fee waivers and expense reimbursements[3]	.25%	.26%
Net expenses[3]	1.41%	2.16%

  *  Reduced front-end sales charges may be available (see the section "Can the Sales Charge be Reduced or Eliminated?" for more information regarding front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.

  **  There is no CDSC on C Shares after one year.

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .43% (for Investor A Shares) and 1.18% (for Investor C Shares) of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$661	$998
C Shares**
Redemption	$319	$730
C Shares
No Redemption	$219	$730

  *  Reflects imposition of sales charge.

  **  Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of Portfolio assets.

This Prospectus offers shareholders different ways to invest with two separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other option (Investor C Shares) has no front-end charges but has higher on-going fees, which are paid over the life of the investment, and has a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won't necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than C Shares.

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

Information About the

Underlying Funds

Risks of Underlying
Funds

By owning shares of underlying funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may include funds that invest in domestic and non-U.S. equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the underlying funds may invest in derivatives. In the following discussion, references to a "fund" shall mean any one or more of the relevant underlying funds.

No Guarantee that Investments Will Increase in Value

While the management team chooses stocks and fixed-income securities it believes to be in line with a fund's investment style, there is no guarantee that the investments will increase in value or that they won't decline. In addition, if a model used by the management team fails to accurately predict which stocks or fixed-income securities will perform well, fund performance will suffer.

Investment Style

Because different kinds of stocks go in and out of favor depending on market conditions, a fund's performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

Investing in Equities

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Small Market Capitalization Companies

Some funds may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

Mid-Capitalization Companies

There is more business risk in investing in mid-capitalization companies than in larger, better capitalized companies. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

Initial Public Offerings

Initial public offerings (IPOs) and companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund's performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Interest Rate Risk

Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for a fund.

Credit Risk

Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Non-investment Grade Securities

Non-investment grade securities (high yield or junk bonds) carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the funds that invest in them. Also, the market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

If a fund invests in high yield securities that are rated C or below, the fund will incur significant risk in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. Some funds may purchase distressed securities that are in default or the issuers of which are in bankruptcy. These funds may be required to bear certain extraordinary expenses in order to protect and recover its investment. These funds also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

The expenses of a fund investing in high yield securities will be higher than those of mutual funds investing primarily in investment grade securities. The costs of investing in the high yield market are usually higher for several reasons, such as the higher costs for investment research and higher commission costs.

Investment Grade Securities

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Rule 144A Securities

A fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity in the fund during any period that qualified institutional buyers become uninterested in purchasing these types of securities.

Real Estate-Related Securities

Although the funds do not invest in real estate directly, some funds may invest in real estate-related securities and therefore are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these funds is tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. The funds' investments in real estate-related securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate-related securities in which a fund may invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

Some of the funds invest in real estate investment trusts (REITS). In addition to the risks facing real estate-related securities, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Residential and Commercial Mortgage-Backed Securities

Some funds make investments in residential and commercial mortgage-backed securities (CMBS) and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk." Extension risk may cause the average maturity of a fund's portfolio to increase. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Mortgage-Related Securities Issued by Governmental Entities

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Treasury Obligations

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Inflation Indexed Bonds

The principal value of an investment is not protected or otherwise guaranteed by virtue of a fund's investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund's gross income even if there is no corresponding receipt of cash. Due to certain distribution requirements imposed by U.S. federal income tax law, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital. See "Certain U.S. Federal Income Tax Consequences" in the SAI.

Municipal Securities

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that a fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

Some funds may, from time to time, invest a large percentage of their assets in securities whose issuers are located in a single state.

These investments would make the funds more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

Some funds may invest their assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, a fund may invest a certain percentage of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The funds will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do their own analysis. Legal opinions of counsel are not binding on taxing authorities and no assurance can be given that income received in respect of such securities will be free from taxation.

Where permitted by its investment policies, a fund may invest without limit in bonds the interest on which may be subject to the U.S. federal alternative minimum tax. Interest on these bonds that is received by taxpayers who are liable for the U.S. federal alternative minimum tax may be taxable.

Investments in a Particular Market Segment

Health Sciences and Healthcare Companies

A fund's strategy of concentrating in health sciences and related companies means that its performance will be closely tied to the performance of a particular market segment. Because the fund is concentrated in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

Science and Technology

A fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes a fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Energy and Natural Resources

A fund's strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. Because the fund is concentrated in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that a fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Financial Services

Financial services companies may suffer a setback if regulators change the rules under which they operate. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities a fund may purchase may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that sector. Finally, financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Utilities and Telecommunications

When interest rates go up, the value of securities issued by utilities companies, such as electric, water and gas companies, and telecommunications companies historically has gone down. Although the average dividend yield of utilities and telecommunications industry stocks has been higher than those of other companies, the total return of utilities and telecommunications securities has historically underperformed those of industrial companies. In most countries and localities, the utilities and telecommunications industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities and telecommunications companies has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities and telecommunications companies. In addition, utilities and telecommunications companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Non-dollar and Non-U.S. Securities

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Some funds may, from time to time, invest more than 25% of their assets in securities whose issuers are located in a single country. These investments would make a fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

The expenses of a fund that invests substantially in non-U.S. securities can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

Emerging Markets

Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Investments in a Particular Geographic Region or Country

Latin America

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a fund invests and, therefore, the value of fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to a fund's ability to repatriate investment income, capital or the proceeds of sales of securities. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a fund's investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

Asia-Pacific Countries

In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia- Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

Japan

The Japanese economy (especially Japanese banks, securities firms and insurance companies) has experienced considerable difficulty in recent years. In addition, the Japanese Yen has gone up and down in value versus the U.S. dollar. Japan may also be affected by turmoil in other Asian countries.

Europe

Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect a fund's European investments.

Russia

Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company's share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

U.S. Companies that Generate Revenue Abroad

Many U.S. companies in which a fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Derivatives

The management team may, when consistent with a fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. A fund typically may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A fund may also use derivatives for leverage, in which case their use would involve leveraging risk, or maintain liquidity and commit cash pending investment. A fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). A fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

A fund's use of derivatives may reduce the fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a fund's derivatives positions to lose value. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Leverage Risk

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a fund's portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund's return. This interest expense may be greater than the fund's return on the underlying investment.

Investments in Securities Prior to Their Date of Issue

A fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Transactions in Restricted or Illiquid Securities

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time a fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High Portfolio Turnover

High portfolio turnover (more than 100%) may result in increased transaction costs to a fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect fund performance.

Non-Diversification

Some funds are non-diversified portfolios under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of these funds more than it would a diversified fund's.

Your Investment is Not Insured or Guaranteed

When you invest in a fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Description of Underlying Funds

The BlackRock Prepared Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the equity funds and the fixed income funds, (i) the names of the underlying funds, (ii) unless otherwise noted, the expense ratio for the last fiscal year of the share class in which the Portfolios invest (i.e., either Institutional Shares or BlackRock Shares as available), and (iii) brief descriptions of the underlying funds' investment goals and primary investment strategies.

Equity Funds

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Aurora Portfolio	0.99%*	The fund seeks to provide high total return, consisting principally of capital appreciation. Under normal market conditions, the fund invests at least 80% of its total assets in small- and mid-capitalization common and preferred stocks and securities convertible into common and preferred stocks. The fund generally defines small- and mid-capitalization companies as those with market capitalizations comparable in size to the companies in the Russell 2500(TM) Value Index (between approximately $38 million and $10.8 billion as of December 31, 2005) or a similar index.

BlackRock Basic Value Fund	0.57%	The fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the fund believes are undervalued and therefore represent basic investment value. In selecting securities, fund management emphasizes companies that it believes are undervalued. Fund management places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which fund management believes the company will recover. The fund focuses its investments on companies with a market capitalization over $5 billion. The fund may invest up to 25% of its total assets in the securities of non-U.S. companies. The Fund concentrates its non-U.S. exposure on established companies in developed countries.

BlackRock Equity Dividend Fund	0.82%	The fund seeks long-term total return and current income. The fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. The fund will focus on issuers that have good prospects for capital appreciation. The fund may invest in securities of companies with any market capitalization. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers. The fund may invest in securities from any country.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Focus Twenty Fund	1.60%	The fund seeks long-term capital appreciation. The fund tries to achieve its investment objective by investing primarily in common stock of approximately 20 to 30 companies that fund management believes have strong earnings and revenue growth and capital appreciation potential (also known as "aggressive growth companies"). The fund will emphasize common stock of companies with mid to large stock market capitalizations; however, the fund also may invest in the common stock of small companies. The fund generally invests at least 65% of its total assets in equity securities. Normally, the fund will invest in the common stocks of not less than 20 companies. The fund may invest without limitation in the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").

BlackRock Focus Value Fund	1.01%	The fund seeks long term growth of capital. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities that fund management believes are undervalued relative to its assessment of the current or prospective condition of the issuer. The fund may invest in the securities of issuers with any market capitalization. The fund may invest a significant portion of its assets in the securities of a single issuer, which will increase the fund's exposure to the risks associated with that issuer. The fund may invest in debt securities of any maturity. The fund may invest in high yield debt securities that are rated below investment grade, commonly called "junk bonds."

BlackRock Fundamental Growth Fund	0.87%	The fund seeks long-term growth of capital. The fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock. The fund will generally invest at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock and rights to subscribe to common stock. Of these securities the fund will generally invest in common stock. In selecting securities, fund management emphasizes common stock of companies that have above-average rates of earnings growth. The fund may invest in companies of any size but emphasizes common stock of companies that have a medium to large stock market capitalization (currently, approximately $2 billion or more).

BlackRock Health Sciences Opportunities Portfolio	0.98%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The Health Sciences sector can include companies in Health Care Equipment & Supplies, Health Care Providers & Services, Biotechnology, and Pharmaceuticals. The fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Index or in similar companies, including non-U.S. companies. The fund reserves the right to invest up to 20% of total assets in other securities. These may include stocks of companies not associated with health sciences.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Healthcare Fund	1.30%	The fund seeks long term capital appreciation through worldwide investment in equity securities of companies that, in the opinion of fund management, derive or are expected to derive a substantial portion of their sales from products and services in healthcare. The fund tries to achieve its objective by investing in a global portfolio of healthcare companies, emphasizing equity securities. Within this universe, the fund seeks to invest in companies that it believes have good prospects for earnings growth. Under normal circumstances, the fund will invest at least 80% of its assets in healthcare companies, meaning companies that derive a substantial portion (i.e. more than 50%) of their sales from products and services in the healthcare sector. While the fund seeks investments with a healthcare orientation, it has flexibility with respect to investing in specific industries within the general healthcare sector. The fund will normally maintain a global portfolio, investing in securities of companies located around the world. Although there are no limits on the percentage of assets the fund may invest in any particular country, fund management presently expects that a majority of its assets will be invested in companies located in the United States, Japan and Western Europe.

BlackRock Investment Trust	0.75%*	The fund's investment goal is to seek long-term capital appreciation. In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund's portfolio similar to those of the S&P 500® Index. In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

BlackRock Large Cap Core Fund	0.88%	The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Index.

BlackRock Large Cap Growth Fund	1.02%	The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Growth Index.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Large Cap Value Fund	0.94%		The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Value Index.

BlackRock Legacy Portfolio	0.86	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies. While the fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

BlackRock Mid Cap Value Opportunities Fund	0.99%		The fund seeks capital appreciation and, secondarily, income, by investing in securities, primarily in equity securities that fund management believes are undervalued and therefore represent an investment value. The fund tries to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of mid cap companies. In selecting securities, fund management emphasizes common stock and, to a lesser extent, securities convertible into common stock, that it believes are undervalued. The fund may invest up to 30% of its total assets in the securities of non-U.S. companies.

BlackRock Mid-Cap Growth Equity Portfolio	1.00	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which the fund management team believes have above-average earnings growth potential. The fund generally defines mid-capitalization growth companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $996 million and $18.4 billion as of December 31, 2005). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The management team focuses on U.S. mid-capitalization emerging growth companies.

BlackRock Mid-Cap Value Equity Portfolio	0.99	%*	The fund's investment goal is to seek long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. The fund generally defines mid-capitalization value companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $563 million and $18.1 billion as of December 31, 2005). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Natural Resources Trust	0.82%	The fund seeks long-term growth of capital and to protect the purchasing power of shareholders' capital by investing in a portfolio of equity securities of domestic and non-U.S. companies with substantial natural resource assets. The fund seeks to achieve its objective by investing in a portfolio consisting primarily of equity securities of U.S. and non-U.S. companies with substantial natural resource assets. The fund will, under normal circumstances, invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The fund will focus on investments in common stock. The fund can invest primarily in U.S. securities, primarily in non-U.S. securities, or partly in U.S. securities and partly in non-U.S. securities. The fund may invest in securities of issuers with any market capitalization.

BlackRock Real Investment Fund	1.32%	The fund seeks positive long term total return. The fund seeks to achieve its investment objective by investing primarily in commodity-linked derivative instruments, and U.S. Government securities and other debt obligations. The fund may invest in corporate bonds and notes, mortgage-backed securities, asset-backed securities, dollar rolls, and repurchase agreements and purchase and sale contracts. The debt obligations in which the Fund invests are primarily investment grade, fixed rate and floating rate debt securities of any maturity. The fund may also invest in futures contracts and related options, swap agreements and forward contracts. The fund may invest in mortgage-backed securities, collateralized mortgage obligations and zero coupon bonds sold by private issuers, such as banks, savings and loans and other entities. The fund seeks to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, which are designed to provide this exposure without direct investment in physical commodities or commodity futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, fund management seeks to provide exposure to various commodities and commodity sectors.

BlackRock Small Cap Core Equity Portfolio	1.30%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies (market capitalizations under $2 billion). The fund uses the Russell 2000® Index as a benchmark. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Small Cap Growth Equity Portfolio	0.78	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which the fund management team believes offer superior prospects for growth. The fund generally defines U.S. small capitalization growth companies as those whose market capitalizations, at the time of the fund's investment, are within the range of market capitalizations of companies in the Russell 2000® Growth Index during the most recent 365-day period. For the 365 days ended December 31, 2005, the range of market capitalizations of companies in the Russell 2000® Growth Index was approximately $13 million to $6.6 billion. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Small Cap Growth Fund II	1.22%		The fund seeks long-term capital growth. In selecting securities, the fund emphasizes those securities that fund management believes have above average prospects for earnings growth. The fund may also invest in securities that fund management believes are undervalued. The fund will, under normal circumstances, invest at least 80% of its assets in equity securities of small cap companies and invest at least 80% of its assets in securities or instruments of issuers located in the United States. The fund may invest in equity securities of companies of any market capitalization located outside the United States. Normally, non-U.S. investments will represent 10% or less of the fund's assets.

BlackRock Small Cap Value Equity Portfolio†	1.10	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies (market capitalizations under $2 billion). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Small/Mid-Cap Growth Portfolio	0.95	%*	The fund seeks to provide growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in small-capitalization and mid-capitalization companies. The fund generally defines these companies as those with market capitalizations similar to the market capitalizations of companies in the Russell 2500(TM) Growth Index (between approximately $26 million and $10.8 billion as of December 31, 2005) or a similar index. The fund's stock investments may include common and preferred stocks, securities convertible into common and preferred stock and warrants.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock U.S. Opportunities Portfolio	1.09	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. The fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index U.S. stocks (between approximately $36 million and $13.7 billion as of December 31, 2005). The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Utilities and Telecommunications Fund	0.98%		The fund seeks both capital appreciation and current income. Under normal circumstances, the fund will invest at least 80% of its assets in equity and debt securities issued by domestic and non-U.S. utilities companies. Utilities companies include telecommunications companies. The fund may invest in common stock, preferred stock and bonds. The bonds in which the fund may invest generally are limited to those rated investment grade. The fund intends to invest primarily in equity securities, but fund management may change its allocation among these types of investments as it deems appropriate to seek to meet the fund's objective. The fund may invest in securities of utilities companies throughout the world.

BlackRock Value Opportunities Fund	0.98%		The fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the fund believes have special investment value and emerging growth companies regardless of size. The fund tries to choose investments for capital appreciation—that is, investments that will increase in value. The fund invests in a diversified portfolio primarily consisting of common stock of small and emerging growth companies. The fund will invest primarily in U.S. companies that do most of their business in the United States, but may invest a portion of its assets in non-U.S. companies. It is anticipated that in the immediate future, the fund will invest not more than 30% of its total assets in the securities of non-U.S. issuers, including issuers in emerging markets.

BlackRock All-Cap Global Resources Portfolio	0.98	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets. The fund's investments may include common and preferred stock, securities convertible into common and preferred stock, warrants and depositary receipts.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Developing Capital Markets Fund	1.50%	The fund seeks long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of issuers located in countries with developing capital markets. The fund will focus on investments in common stock. The fund will focus its investments on issuers in countries included within the MSCI Emerging Markets Free Index. There are no other limits on the geographic allocation of the fund's investments. The fund normally invests in securities from at least three different countries. The fund will invest in securities denominated in currencies other than the U.S. dollar.

BlackRock EuroFund	1.00%	The fund seeks capital appreciation primarily through investment in equity securities of corporations domiciled in European countries. The fund does not consider current income from dividends and interest to be an important consideration in selecting investments. Under normal circumstances, at least 80% of the fund's assets will consist of equity securities, primarily common stock and securities convertible into common stock, of companies located in Europe. In selecting securities, fund management emphasizes companies that it believes are undervalued. The fund has no limits on the geographic asset distribution of its investments within Europe. However, the fund anticipates that a majority of the fund's assets will be invested in companies located in Western European countries. If political and economic conditions warrant, the fund may invest in issuers located in Eastern European countries.

BlackRock Global Financial Services Fund	1.27%	The fund seeks capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of U.S. and non-U.S. financial services companies. The fund will focus on investing in common stock. The fund may invest in companies of any size, but fund management anticipates that it will focus mainly on large and medium-sized companies with market capitalizations greater than $1 billion. As a global financial services fund, the fund will make investments throughout the world, and there are no limits on the fund's ability to invest in any country or geographic region.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Global Dynamic Equity Fund	1.27%		The fund's seeks to provide high total investment return. The fund seeks to achieve its objective through a fully managed investment policy utilizing United States and non-U.S. equity securities. For purposes of the fund's investment policies, equity securities include common stock, preferred stock, convertible securities, distressed securities, and securities or other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities. The fund seeks to achieve its objective by investing in equity securities of issuers located around the world. Generally, the fund seeks diversification across markets, countries, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where its investments may be located. The fund may invest in companies of any market capitalization.

BlackRock Global Growth Fund	1.12%		The fund seeks long term growth of capital. The fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock of companies worldwide. The fund generally invests at least 65% of its total assets in common stock of companies from at least three different countries. In selecting securities, fund management emphasizes companies that have experienced above average growth rates in earnings. The fund may invest in convertible securities, preferred stock and rights offerings.

BlackRock Global Opportunities Portfolio	1.35	%*	The Fund's investment goal is to seek long-term capital appreciation. The fund will invest at least 75% of its total assets in global equity securities of any market capitalization. The fund will invest, under normal market conditions, at least 40% of its total assets in issuers located outside of the U.S. The fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries. The fund may also invest up to 25% of its total assets in global fixed income securities including emerging market debt. Investment in fixed income securities will be made purely on an opportunistic basis.

BlackRock Global Resources Portfolio†	0.96	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets. The fund's investments may include common and preferred stock, securities convertible into common and preferred stock, warrants and depositary receipts.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Global Science & Technology Opportunities Portfolio	1.35%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund will invest primarily in equity securities of U.S. and non-U.S. companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S.

BlackRock Global SmallCap Fund	1.22%	The fund seeks long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various non-U.S. countries and in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of small cap issuers. The fund may also invest in emerging growth companies. The fund will focus on investments in common stock. The fund may invest in equity securities of companies throughout the world. The fund may invest in companies in developed markets and in emerging markets such as those in Eastern Europe, Latin America and the Far East, and fund management anticipates that a significant portion of the fund's investments will be in companies in such developing countries.

BlackRock Global Technology Fund	1.60%	The fund seeks long term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the investment adviser, derive a substantial portion of their income from products and services in technology related industries. Under normal circumstances, the fund will invest at least 80% of its assets in technology related securities. The fund invests in a global portfolio primarily consisting of equity securities of issuers that are expected to derive a substantial portion of their income from technology related industries. While there are no prescribed limits on geographic asset distribution, based upon the public market values in the world equity markets and anticipated technological innovations, it is anticipated that the fund will invest most of its assets in the securities of issuers located in the United States, Japan and other Asia-Pacific countries, Western Europe and Israel. Under normal circumstances, the fund will invest in equity securities of technology related issuers from a number of different countries throughout the world, including the United States. The fund may invest in companies of any size but emphasizes companies having large stock market capitalizations.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Global Value Fund	1.01%	The fund seeks long term capital appreciation by investing primarily in equity securities of issuers located in various non-U.S. countries and the United States that the investment adviser believes represent investment value. The fund invests in a portfolio primarily consisting of equity securities of companies located in various countries throughout the world. The fund will generally invest at least 65% of its assets in equity securities of issuers from at least three different countries. The fund will focus on investments in common stock. The fund follows a value investing style that uses a bottom-up strategy for selecting investments. The fund may invest in companies of any size, but currently emphasizes common stock of companies with mid to large market capitalizations (currently, greater than $1 billion). As a global fund, the fund will make investments throughout the world, and there are no limits on the fund's ability to invest in any country or geographic region.

BlackRock International Fund	1.74%	The fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The fund will, under normal circumstances, invest at least 80% of its total assets in equity securities of a number of different countries throughout the world. In selecting securities, the fund emphasizes those securities that fund management believes are undervalued or have good prospects for earnings growth. The fund invests in securities of companies located in developed countries and countries with emerging capital markets outside the United States. The fund may invest, without limit, in countries with emerging capital markets, including countries in Eastern Europe, Latin America and the Far East. The fund may invest in companies of any size, but tends to focus on medium and large companies.

BlackRock International Opportunities Portfolio†	1.30%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index Global Ex-U.S. stocks). The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

BlackRock International Value Fund	1.02%	The fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. Ordinarily, the fund invests in stocks of companies located in the developed non-U.S. markets. The fund invests in at least ten non-U.S. markets to seek to ensure diversification. The fund may invest in companies of any size. The fund normally invests at least 80% of its assets in stocks that pay dividends. In investing the fund's assets, Fund management follows a value investing style. This means that Fund management buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. The fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Latin America Fund	1.27%	The fund seeks long term capital appreciation by investing primarily in Latin American equity and debt securities. Under normal circumstances, the fund will invest at least 80% of its assets in Latin American securities. The fund currently emphasizes equity securities. The fund considers Latin American markets to include Mexico, Central America, South America and the Spanish speaking islands of the Caribbean, including Puerto Rico. There are no limits on the geographic allocation of the fund's investments within Latin America. Fund management, however, anticipates that a substantial portion of the fund's investments will be in companies and governments in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The fund will not seek to invest in a large number of countries in Latin America.

BlackRock Pacific Fund	0.82%	The fund seeks long term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies located in Far Eastern or Western Pacific countries. The fund will focus its investments in common stock and convertible debt securities. The fund invests in companies that it believes are undervalued relative to the market. The fund currently emphasizes companies with mid to large market capitalizations relative to their country and sector. The fund's investments are not, however, limited by a company's market capitalization and the fund may invest in companies with any market capitalization.

Fixed Income Funds

Fund Name	Applicable Share Class and Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Bond Fund	0.61%	The fund seeks current income. The fund also seeks growth of capital when consistent with its primary goal of current income. The fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The fund normally invests more than 90% of its assets in fixed-income securities. The fund invests primarily in investment grade fixed-income securities. The fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the fund's investments in non-U.S. securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the fund may also invest in issuers located elsewhere, including sovereign and corporate issuers in emerging markets. The fund may invest in fixed-income securities of any duration or maturity.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Enhanced Income Portfolio	0.30	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds diversified among several categories. The fund's dollar-weighted effective duration will be between 0 and 18 months during normal market conditions. Individual investments will be restricted to those securities whose maximum effective duration at the time of purchase is less than 5 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities, corporate bonds and non-U.S. Government securities. The fund may also invest in money market instruments. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.

BlackRock GNMA Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in securities issued by the Government National Mortgage Association (GNMA) as well as other U.S. Government securities in the five to ten year maturity range. The fund normally invests at least 80% of its assets in GNMA securities. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality.

BlackRock Government Income Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government or its agencies. The fund normally invests at least 80% of its assets in bonds issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock High Income Fund	0.64%		The fund seeks current income. The fund also seeks growth of capital when consistent with its primary goal of current income. The fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The fund normally invests more than 90% of its assets in fixed-income securities. Under normal circumstances, the fund invests at least 80% of its assets in fixed-income securities that are rated in the lower rating categories by at least one of the recognized rating agencies (including Baa or lower by Moody's or BBB or lower by S&P or Fitch), or in unrated securities that fund management believes are of comparable quality. Securities rated below Baa or BBB are commonly known as "junk bonds." The fund may invest up to 100% of its assets in junk bonds, including up to 10% of its net assets in distressed securities. The fund may invest in junk bonds of any duration or maturity. The fund may invest up to 30% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the fund's investments in non-U.S. issuers will primarily be in issuers in Canada, Australia and the developed markets of Europe, although the fund may also invest in issuers in emerging markets.

BlackRock High Yield Bond Portfolio	0.55	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called "junk bonds") acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by the fund management team to be of similar quality. The fund can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies.

BlackRock Inflation Protected Bond Portfolio	0.30	%*	The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management. In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark). The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Intermediate Bond Portfolio	0.40	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Aggregate Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

BlackRock Intermediate Bond Portfolio II	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. In addition, the fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

BlackRock Intermediate Government Bond Portfolio	0.60	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers Intermediate Government Index (the benchmark). The fund normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. In addition, the fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock International Bond Portfolio	0.78	%*	The fund seeks to realize a total return that exceeds that of the Citigroup Non-U.S. World Government Bond Index (the benchmark). In pursuit of this goal, the fund invests primarily in non-dollar denominated bonds of issuers located outside of the United States in the five to fifteen year maturity range. The fund normally invests at least 80% of its assets in bonds and at least 65% of its assets in bonds of a diversified group of non-U.S. issuers from at least three developed countries. The fund may invest more than 25% of its assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. The fund may from time to time invest in investment grade bonds of issuers in emerging market countries. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality.

BlackRock Long Duration Bond Portfolio	0.40	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Long Government/Credit Index (the benchmark). The management team evaluates sectors of the U.S. and non-U.S. bond markets and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, pass-throughs, asset-backed securities, corporate bonds and taxable and tax-exempt municipal bonds. The fund may also invest in preferred stock. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

BlackRock Low Duration Bond Portfolio	0.40	%*	The fund seeks to realize a rate of return that exceeds the total return of the Merrill Lynch 1-3 Year Treasury Index (the benchmark). In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Managed Income Portfolio	0.65	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers U.S. Aggregate Index (the benchmark). The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality.

BlackRock Short-Term Bond Fund	0.67%	The fund seeks to maximize total return, consistent with capital preservation. Under normal circumstances, the fund invests at least 80% of its assets in bonds that permit it to maintain a portfolio duration of one to three years. The total rate of return for the fund is expected to rise and fall less than a longer duration bond fund. The fund invests mainly in investment grade, interest-bearing securities of varying maturities. The investment adviser buys and sells securities to manage portfolio duration, yield curve exposure, sector exposure, diversification and credit quality. The fund invests in securities within the following ratings limitation guidelines:
■ at least 70% of net assets in securities rated at least A or, if short-term, the second highest quality grade, by at least one of the major rating agencies such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P")
■ invest up to 30% of its assets in securities rated BBB/Baa by at least one of the major rating agencies that rate the securities and not rated above BBB/Baa by any such agency
			■ and up to 10% of its assets in securities rated below BBB/Baa by at least one of the major rating agencies that rate the security and not rated BBB/Baa or above by any such agency, but none below B

BlackRock Total Return Portfolio	0.40	%*	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ± 20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Total Return Portfolio II	0.40	%*	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality.

BlackRock World Income Fund	1.00%		The fund seeks high current income by investing in a global portfolio of fixed-income securities denominated in various currencies, including multi-national currency units. The fund seeks to achieve its objective by investing in a global portfolio of fixed-income securities denominated in various currencies. There is no restriction on the types of debt securities the fund can buy or on the maturity of those securities. The fund may invest in U.S. and non-U.S. government and corporate fixed-income securities, including junk bonds and unrated securities. The fund normally will invest at least 90% of its assets in fixed-income securities, and may invest up to 100% of its assets in securities classified as junk bonds. The fund will spread its investments among different types of fixed-income securities and different countries based upon fund management's analysis of the yield, maturity and currency considerations affecting these securities. The fund's investments ordinarily will be denominated in at least three currencies. Substantially all of the fund's investments may be denominated in a single currency, including U.S. dollars.

BlackRock AMT-Free Municipal Bond Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or convertible securities with a minimum rating of B. The fund intends to invest so that no more than 25% of its assets are represented by the municipal securities of issuers located in the same state.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock High Yield Municipal Fund	0.66%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The fund will usually invest in municipal bonds that have a maturity of five years or longer. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the fund may invest in municipal bonds in any rating category, fund management presently intends to invest at least 65% of the fund's net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by S&P or Fitch or Baa or lower by Moody's), or if unrated, judged to be of comparable quality by the fund's investment adviser. Obligations rated below BBB or Baa are commonly known as "junk bonds." It is possible that the fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the fund's net assets in municipal bonds rated BBB or Baa or lower if fund management determines that there is an insufficient supply of such obligations available for investment. The fund may also invest up to 10% of its total assets in municipal bonds that are considered distressed securities.

BlackRock Intermediate Municipal Fund	0.74%	The fund seeks to provide shareholders with a high level of income exempt from Federal income taxes. The fund invests primarily in investment grade municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities, or other qualifying issuers. Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The fund expects, under normal circumstances, to maintain a dollar-weighted average maturity of three to ten years; however there is no limit on the remaining maturity of each individual municipal bond investment by the fund. Under normal circumstances, the fund will invest at least 80% of its assets in municipal bonds. The fund may invest in either fixed rate or variable rate obligations. Under normal circumstances, at least 80% of the fund's assets will be invested in investment grade municipal bonds. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Municipal Insured Fund	0.45%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund invests in investment grade municipal bonds covered by insurance guaranteeing the timely payment of principal at maturity and interest when due. Under normal circumstances, the fund will invest at least 80% of its assets in municipal bonds covered by insurance. The fund will usually invest a majority of its assets in municipal bonds that have a maturity of five years or longer.

BlackRock National Municipal Fund	0.58%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The fund will usually invest in municipal bonds that have a maturity of five years or longer. Although the fund's investment policies are not governed by specific rating categories, fund management does not presently intend to invest more than 35% of the Portfolio's assets in municipal bonds rated below investment grade (below BBB by S&P or Fitch, or below Baa by Moody's) or in unrated municipal bonds that fund management believes are of comparable quality.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Short-Term Municipal Fund	0.44%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund invests primarily in investment grade municipal bonds or notes, including variable rate demand obligations, that have a maturity of less than four years. Under normal circumstances, the fund expects to invest all of its assets in such bonds or notes. Because of their shorter maturities, the fund's investments generally will not be as sensitive to changes in prevailing interest rates as are investments in long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely than those on long-term municipal bonds from time to time.

*  Expense ratio reflected is the annualized net expense ratio for the period February 1, 2006 to September 30, 2006. The expense ratio for this period more accurately estimates the expense ratio for this fund because of changes to the expense structure effective February 1, 2006. This expense ratio may differ from the net expense ratio reflected in the most recent shareholder report.

†  The fund is currently closed to new investors and therefore the Portfolios may not invest in it. The fund may re-open in the future.

Important Definitions

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for the underlying BlackRock funds is BlackRock.

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Credit Default Swaps: In entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Distribution Fees: Fees paid to a fund's distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Dollar Rolls: A dollar roll transaction involves a sale by a fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Dollar-Weighted Average Maturity: The average maturity of a fund is the average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund's net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Earnings Growth: The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Emerging Market Stocks: Stocks issued by companies located in countries with emerging economies or securities markets. The list of emerging market countries includes, among others: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

General Obligation Bonds: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

GNMA Securities: Securities issued and guaranteed by the Government National Mortgage Association (GNMA). These securities represent interests in pools of residential mortgage loans originated by private lenders and pass income from the initial debtors (homeowners) through intermediaries to investors.

Growth Companies: All stocks are generally divided into the categories of "growth" or "value," although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas.

High Yield Bonds: Sometimes referred to as "junk bonds," these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the fund manager to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Investment Style: Refers to the guiding principles of a mutual fund's investment choices. The investment style refers to the type of securities the managers will choose for a fund.

Market Capitalization: Refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Sector: All stocks are classified into a category or sector such as utilities, consumer services, basic materials, capital equipment, consumer cyclicals, energy, consumer non-cyclicals, healthcare, technology, transportation, finance and cash.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies: All stocks are generally divided into the categories of "growth" or "value," although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

About Your Investment

Buying Shares from a Registered Investment Professional

BlackRock Funds believes that investors can benefit from the advice and ongoing assistance of a registered investment professional. Accordingly, when you buy or sell BlackRock Funds Investor Shares, you may pay a sales charge, which is used to compensate your investment professional for services provided to you. An investment professional who is compensated for selling shares may receive a different amount for each class.

As a shareholder you pay certain fees and expenses. Shareholder fees are paid directly from your investment and annual fund operating expenses are paid out of Portfolio assets and are reflected in the Portfolio's net asset value.

Your registered representative can help you to buy shares by telephone. Before you place your order make sure that you have read the Prospectus and have a discussion with your registered representative about the details of your investment.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy Investor Shares you pay the NAV per share plus the applicable front-end sales charge if you are purchasing Investor A Shares.

PFPC Inc. (PFPC), the Fund's transfer agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the transfer agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day plus any applicable sales charge. NAV is calculated separately for each class of shares of each Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. The non-U.S. securities and certain other securities held by a Portfolio and the underlying funds may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when Portfolio shares cannot be bought or sold.

Since the NAV changes daily, the price you pay for your shares depends on the time that your order is received by the Fund's transfer agent, whose job it is to keep track of shareholder records.

The price of each class of shares of each of the Portfolios is based on its NAV. The NAV for each Portfolio is calculated based on the NAVs of the underlying funds in which it invests. Each Portfolio's (and underlying fund's) assets that are individual securities are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, each Portfolio values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Fund's Board of Trustees. For example, a Portfolio will value a security that trades principally on a foreign market using the most recent closing market price from the market on which the security principally trades, unless, in BlackRock's judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio's NAV. As a result, a Portfolio's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

When you place a purchase order, you need to specify whether you want Investor A or C Shares. If you do not specify a class, you will receive Investor A Shares.

When Must You Pay?

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your registered representative or other financial intermediary, but in no event later than 4 p.m. (Eastern time) on the third business day following PFPC's receipt of the order. If payment is not received by this time, the order will be canceled and you and your registered representative or other financial intermediary will be responsible for any loss to the Fund. For shares purchased directly from the transfer agent, a check payable to BlackRock Funds which bears the name of the Portfolio you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the transfer agent to purchase shares, but you must call the Fund at (800) 441-7762 before doing so to confirm the wiring instructions.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Fund to identify you. The Fund may also ask to see other identifying documents such as a driver's license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Fund may use a third party to obtain and verify this information. The Fund may not be able to establish an account, or it may close your existing account and/or redeem your shares involuntarily, if you do not provide sufficient information within the relevant time periods.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Investor Shares is $1,000. The Fund permits a lower initial investment if you are an employee of the Fund or one of its service providers and through certain fee-based programs, retirement plans and the Automatic Investment Plan (AIP) in which you make regular, periodic investments through a savings or checking account. See "Automatic Investment Plan" below. There is a $50 minimum for all subsequent investments, subject to certain exclusions. The Fund will not accept a purchase order of $500,000 or more for Investor C Shares. The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of any share class of any Portfolio at any time for any reason.

Which Pricing Option Should You Choose?

BlackRock Funds offers different pricing options to investors in the form of different share classes. Your registered representative can help you decide which option works best for you. Through this Prospectus, you can choose from Investor A or C Shares. Purchases of Investor C Shares can only be made through a registered representative.

A Shares (Front-End Load)

■  One time sales charge paid at time of purchase

■  No distribution fees

■  Free exchange with other A Shares in BlackRock Funds family

■  Advantage: Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are no ongoing distribution fees.

■  Disadvantage: You pay a sales charge up-front, and therefore you start off owning fewer shares.

C Shares (Level Load)

■  No front-end sales charge when you buy shares

■  Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase

■  Ongoing distribution fees

■  Free exchange with other C Shares in BlackRock Funds family

■  Advantage: No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to A Shares.

■  Disadvantage: You pay ongoing distribution fees each year you own shares, which means that you can expect lower total performance per share than A Shares.

Your registered representative may receive different compensation depending upon which share class you choose. A portion of the front-end sales charge on Investor A Shares is reallowed to your registered representative, as described in the SAI. Your registered representative will generally receive commissions equal to 1.00% of Investor C Shares sold by him or her, plus ongoing fees under the Fund's distribution and service plan. It is important to remember that Investor C Share contingent deferred sales charges and ongoing distribution fees have the same purpose as the front-end sales charge on sales of Investor A Shares: to compensate your registered representative for selling you shares. In some circumstances, these differences in compensation may create an incentive for your registered representative to recommend one Portfolio or share class to you over another. Please contact your registered representative for details about compensation he or she receives for selling you shares of the Fund. To receive information about sales charges and payments to registered representatives free of charge, please see the SAI or go to www.blackrock.com/funds.

How Much is the Sales Charge?

The information below describes the schedules of sales charges that you may pay if you buy and sell Investor A and C Shares of a Portfolio.

Purchase of Investor A Shares

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as "breakpoints," cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint).

Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below).

The following schedule of front-end sales charges and quantity discounts applies to each Portfolio.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 or more	0.00%	0.00%

*  There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of 1.00% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The Fund's distributor retains up to .25% of the sales charge on all purchases of Investor A Shares. When an investor purchases Investor A Shares directly from the Fund (and not through a broker), the distributor retains the entire front-end sales charge.

Purchase of Investor C Shares

Purchases of Investor C Shares can only be made through a registered representative. Investor C Shares are subject to a CDSC of 1.00% if they are redeemed within 12 months after purchase. The CDSC is based on the price of the Investor C Shares when purchased or the net asset value of the Investor C Shares on the redemption date (whichever is less) and is calculated without regard to any redemption fee. The CDSC may be waived under certain circumstances, as described below. There is no CDSC on redemptions of Investor C Shares after 12 months. Any CDSC paid on redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described above due to rounding.

When an investor redeems Investor C Shares, the redemption order is processed so that the lowest CDSC is charged. Investor C Shares that are not subject to the CDSC are redeemed first. After that, the Fund redeems the Shares that have been held the longest.

Can the Sales Charge be Reduced or Eliminated?

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as "breakpoints," cause a reduction in the front-end sales charge (as described above in the "Purchase of Investor A Shares" section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below). The CDSC on Investor C Shares may be eliminated through waivers (described below). You may be required to provide PFPC and/or your registered representative with certain records and information in connection with the exercise of these rights, including information or records regarding shares of the Portfolios held (i) in other accounts at your registered representative, (ii) at any other financial intermediary and (iii) at any financial intermediary by your related parties, such as members of your family or household. For more information, see the SAI or contact your investment professional.

Right of Accumulation (Investor A Shares)

Investors have a "right of accumulation" under which the current value of an investor's existing Institutional and Investor A, A1, B, B1, B2, C, C1 and C2 Shares in most BlackRock funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Service Organizations may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Service Organization will be treated similarly. In order to use this right, the investor must alert PFPC to the existence of any previously purchased shares.

Letter of Intent (Investor A Shares)

An investor may qualify for a reduced front-end sales charge immediately by signing a "Letter of Intent" stating the investor's intention to buy a specified amount of Investor A, B, C or Institutional Shares in one or more Portfolios or other BlackRock funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by PFPC, and the investor must tell PFPC that later purchases are subject to the Letter of Intent. During the term of the Letter of Intent, PFPC will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, PFPC will redeem enough of the Investor A Shares held in escrow to pay the difference.

Reinstatement Privilege (Investor A and Investor C Shares)

Upon redemption of Institutional and Investor A and C Shares, shareholders may reinvest their redemption proceeds (after paying any applicable CDSC) in Investor A Shares of the SAME Portfolio without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that Portfolio is currently open to new investors or the shareholder has a current account in that closed Portfolio. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Quantity Discounts (Investor A Shares)

In addition to quantity discounts for individuals which we discussed above, there are ways for you to qualify for breakpoints and therefore reduce the front-end sales charge by combining your order with the orders of (a) your spouse and any of your children under the age of 21, or (b) a trustee or fiduciary of a single trust estate or single fiduciary account. All orders must be placed at one time and certain restrictions apply. Investors must tell PFPC or their broker, at the time of purchase, that they are aggregating their purchases. For more information, please contact the Fund at (800) 441-7762 or see the SAI.

Waiving the Sales Charge (Investor A Shares)

The following investors may buy Investor A Shares without paying a front-end sales charge: (a) authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio; (e) persons participating in selected fee-based programs under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and (f) employees of MetLife. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares. Additionally, some people associated with the Fund and its service providers may buy Investor A Shares without paying a sales charge. The front-end sales charge is not applied on Investor A shares acquired through the reinvestment of dividends or distributions. There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you may pay a CDSC as described in "Purchase of Investor A Shares." The applicable CDSC on Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) exchanges described in "Exchange Privilege" below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (e) redemptions (i) within one year of a shareholder's death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder's disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor A Shares; (f) involuntary redemptions of Investor A Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (h) redemptions related to the payment of PFPC custodial IRA fees; and (i) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. For more information on the waivers, please contact the Fund at (800) 441-7762 or see the SAI.

Waiving the Contingent Deferred Sales Charge (Investor C Shares)

The CDSC on Investor C Shares is not charged in connection with: (a) redemptions of Investor C Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) exchanges described in "Exchange Privilege" below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (e) redemptions (i) within one year of a shareholder's death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder's disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor C Shares; (f) involuntary redemptions of Investor C Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (h) redemptions related to the payment of PFPC custodial IRA fees; and (i) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor C Shares acquired through the reinvestment of dividends or distributions. For more information on these waivers, please contact the Fund at (800) 441-7762 or see the SAI.

Distribution and Service Plan

The Fund has adopted a plan (the Plan) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, Investor C Shares pay a fee (distribution fees) to BlackRock Distributors, Inc. (the Distributor) and/or affiliates of PNC Bank or Merrill Lynch & Co., Inc. (Merrill Lynch) (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of PNC Bank or Merrill Lynch (including BlackRock) for sales support services provided in connection with the sale of Investor C Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank, Merrill Lynch and their affiliates) (Service Organizations) for sales support services and related expenses. All Investor C Shares pay a maximum of .75% per year of the average daily net asset value of each Portfolio attributable to Investor C Shares. Investor A Shares do not pay a distribution fee.

Under the Plan, the Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor Shares in return for these fees. The Fund may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of Investor A and C Shares of a Portfolio. All Investor A and C Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

(1)  Responding to customer questions on the services performed by the Service Organization and investments in Investor Shares;

(2)  Assisting customers in choosing and changing dividend options, account designations and addresses; and

(3)  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a Portfolio's shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor C Shares may over time cost investors more than the front-end sales charge on Investor A Shares.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Selling Shares

You can redeem shares at any time. The Fund will redeem your shares at the next NAV calculated after your order is received by the Fund's transfer agent minus any applicable CDSC and/or redemption fee. Each of the CDSC and redemption fee is assessed without regard to the other. See "Market Timing and Redemption Fees" below. Shares may be redeemed by sending a written redemption request to BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence RI 02940-8019. Shares may also be redeemed by telephone request by calling (800) 441-7762. Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through the Automated Clearing House Network (ACH) or by wire transfer. Redemption requests in excess of $100,000 (for checks) and $250,000 (for ACH and wire transfers) must be in writing with a medallion signature guarantee. Shares may also be redeemed by use of the Fund's automated voice response unit (VRU) service or internet. Payment for shares redeemed by VRU or internet may be made for non-retirement accounts in amounts up to $25,000 either through check, ACH or wire. You will be charged a fee of $7.50 for each redemption payment made by wire transfer and $15.00 for redemption checks sent via overnight mail.

You can also make redemption requests through your registered investment professional, who may charge for this service. Shareholders should indicate whether they are redeeming Investor A or Investor C Shares.

Unless another option is requested, payment for redeemed shares is normally made by check mailed within seven days after PFPC receives the redemption request. If the shares to be redeemed have been recently purchased by check, PFPC may delay the payment of redemption proceeds for up to 10 business days after the purchase date until the check has cleared.

Market Timing and Redemption Fees

The Board of Trustees of the Fund has determined that the interests of long-term shareholders and the Fund's ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as "market timing." The Portfolios are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor, Institutional and R Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Portfolio and its shareholders. For example, large flows of cash into and out of a Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio's investment goal. Frequent trading may cause a Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Portfolio's performance.

A Portfolio or underlying fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio's portfolio securities and the determination of the Portfolio's NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for Portfolios or underlying funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in "What Price Per Share Will You Pay?" above.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to a Portfolio or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of Portfolio shares. It is not expected that shareholders would be harmed by such legitimate activities.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Portfolios. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund's distributor may terminate such financial intermediary's agreement with the distributor, suspend such financial intermediary's trading privileges or take other appropriate actions.

Each of Fund's the Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities, International Opportunities, High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 30-day period begins with each acquisition of shares through a purchase or exchange.

For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The Prepared Portfolios are not subject to a redemption fee.

The redemption fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The "first-in, first-out" method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Fund sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Fund not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Fund's Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified retirement plan or account or distribution from a 529 plan; (iv) shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans; and (v) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Portfolio or long-term shareholders.

Expedited Redemptions

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. Once authorization for expedited redemptions is on file, the Fund will honor requests by telephone at (800) 441-7762. The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Fund and its service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. The Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

The Fund's Rights

The Fund may:

■  Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

■  Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section "Selling Shares" above,

■  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and

■  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Fund may redeem a shareholder's account in any Portfolio at any time if the net asset value of the account in such Portfolio falls below $500 as the result of a redemption or an exchange request. This minimum does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Management

BlackRock Funds' adviser is BlackRock Advisors, LLC (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $1.075 trillion of assets under management as of September 30, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States, and Merrill Lynch & Co., Inc.

BlackRock will not receive any advisory fees from the Portfolios for its investment advisory services.

A discussion regarding the basis for the Board of Trustees of the Fund approving the Portfolios' investment advisory contract will be available in the Fund's semi-annual report to shareholders.

Information about the portfolio manager for each of the Portfolios is presented in the appropriate Portfolio section.

As discussed above, BlackRock has agreed contractually to cap each Portfolio's direct net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) at the levels shown in each Portfolio's expense table.

To achieve this cap, BlackRock and the Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the direct (i.e., excluding expenses attributable to investments in underlying funds) operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Portfolio's investment adviser or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to share-holders: net investment income and net realized capital gains.

Distributions of net investment income derived by a Portfolio are paid within ten days after the end of each quarter. The Fund's Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a Portfolio at least annually at a date determined by the Fund's Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the Portfolio unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a Portfolio shortly before it makes a distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

Taxation of Distributions

Distributions paid out of a Portfolio's "net capital gain" generally will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income and net short-term capital gains will generally be taxed to shareholders as ordinary income.

However, individual shareholders who satisfy certain holding period and other requirements may be eligible for long-term capital gain rates on such distributions to the extent the distributions are attributable to "qualified dividend income" received by the Portfolio and are paid out of the Portfolio's current or accumulated earnings and profits. "Qualified dividend income" generally consists of dividends received by the Portfolio from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies but including dividends paid by regulated investment companies, such as the underlying funds, that are designated as qualified dividend income) and certain foreign corporations provided certain holding period and other requirements are met. Distributions that are declared in October, November or December, but paid in January are taxable as if they were paid in December.

Your annual tax statement from the Fund will present in detail the tax status of your distributions for each year.

When you sell your shares of a Portfolio, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If more than half of the total asset value of a Portfolio is invested in non-U.S. stock or securities, the Portfolio may elect to "pass through" to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes in computing your taxable income. However, because the Portfolio is expected to invest in the underlying funds, which are U.S. companies, you will generally not be entitled to deduct or credit such taxes in computing your taxable income.

Distributions paid by a Portfolio with respect to certain qualifying dividends received by the Portfolio from domestic corporations, including certain dividends received from the underlying funds, may be eligible for the corporate dividends received deduction.

If you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of the Fund.

For a more detailed discussion of the U.S. federal income tax consequences of investing in a Portfolio, see "U.S. Federal Income Tax Consequences" in the SAI.

Services for Shareholders

BlackRock Funds offers shareholders many special features which can enable investors to have greater investment flexibility as well as more access to information about the Fund.

Additional information about these features is available by calling the Fund at (800) 441-7762.

Exchange Privilege

Once you are a shareholder, you have the right to exchange Investor A or C Shares from one BlackRock fund to Investor A or C Shares, respectively, of another to meet your changing financial needs. Please note that you can exchange only into a share class and BlackRock fund that are open to new investors, unless you have a current account in a BlackRock fund that is closed to new investors.

You can exchange $1,000 or more of Investor A or Investor C Shares from one BlackRock fund into another. (You can exchange less than $1,000 of Investor A or Investor C Shares if you already have an account in the BlackRock fund into which you are exchanging.) Investor A and Investor C Shares of each BlackRock fund may be exchanged for shares of the same class of other BlackRock funds which offer that class of shares, based on their respective net asset values. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. See "Taxation of Distributions." Please consult your tax or other financial adviser before making an exchange request.

The exchange of Investor C Shares will not be subject to a CDSC, although exchanges may be subject to the 2% redemption fee. See "Market Timing and Redemption Fees" above. The CDSC will continue to be measured from the date of the original purchase and will not be affected by the exchange.

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your new account application that you did not want the telephone exchange privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request for any reason.

The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See "Market Timing and Redemption Fees" above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Automatic Investment Plan (AIP)

If you would like to establish a regular, affordable investment program, BlackRock Funds makes it easy to set up. As an investor in any Portfolio, you can arrange for periodic investments in that Portfolio through automatic deductions from a checking or non-passbook savings account by completing the AIP Application Form. You determine the frequency and amount of your investment. The minimum investment amount for an automatic investment plan is $50 per Portfolio. AIP Application Forms are available from BlackRock Funds.

Retirement Plans

Shares may be purchased in conjunction with individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where PNC Bank or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Funds c/o PFPC Inc., at P.O. Box 9819, Providence, Rhode Island 02940-8019, or call (800) 441-7762. Investors will be charged an annual fee of $15 for all of the IRA and 403(b) accounts they have under their Social Security number (therefore if you own a 403(b) account, a Roth IRA, a Traditional IRA and a Rollover IRA, you would only be charged one $15 fee). In addition, 403(b) accounts will be charged a separate loan application/processing fee of $25. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan is appropriate for you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives quarterly account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Systematic Withdrawal Plan (SWP)

This feature can be used by investors who want to receive regular distributions from their accounts. To start a Systematic Withdrawal Plan (SWP) a shareholder must have a current investment of $10,000 or more in a Portfolio. Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form which may be obtained from PFPC. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. If a shareholder purchases additional Investor A Shares of a Portfolio at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor C Shares made through the SWP that do not exceed 12% of the account's net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor C Shares in excess of this limit will still pay any applicable CDSC.

Systematic Exchange

This feature can be used by investors to systematically exchange money from one Portfolio to up to four other BlackRock funds. A minimum of $10,000 in the initial Portfolio is required and investments in any additional BlackRock funds must meet minimum initial investment requirements. For more information, please contact the Fund at (800) 441-7762.

EZ Trader

This service allows an investor to purchase or sell Fund shares by telephone or over the Internet through ACH. Prior to establishing an EZ Trader account, please contact your bank to confirm that they are a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to BlackRock Funds, c/o PFPC. Prior to placing a telephone or internet purchase or sale order, please contact the Fund at (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Dividend Allocation Plan

This plan automatically invests your distributions from one Portfolio into another BlackRock fund of your choice pursuant to your instructions, without any fees or sales charges. Please call the Fund at (800) 441-7762 for details. The BlackRock fund into which you request your distributions be invested must be open to new purchases.

Important Notice Regarding Delivery of Shareholder Documents

The Portfolios deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Internet Transactions

Investors in the Portfolios may make on-line transactions, view their account balance and activity by logging into their account through the BlackRock website at www.blackrock.com/funds. To use this service, you will need a browser that supports Microsoft Internet Explorer 5.5 or higher, Netscape 7.1 or higher, FIREFOX 1.0 or higher, and AOL 8.0 (for Windows operating systems from Windows 2000 and above). In addition, MacIntosh operating system 9 with Netscape 6.2 and MacIntosh operating system 10x with Safari 1.2.3, Netscape 6.2, and FIREFOX 1.0 are also supported. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Fund will limit Internet purchases and redemptions in Investor Class shares to $25,000.00 per trade. Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Election Delivery Agreement (if you consent to Electronic Delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. The procedures include the use of a protected password, Secure Socket Layering (SSL), 128-bit encryption and other precautions designed to protect the integrity, confidentiality and security of shareholder information. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on the Fund's website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Log into your account

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

For more information

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Portfolios' investments. The annual report describes the Portfolios' performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolios' performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated December 18, 2006, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

An investor in any Portfolio can call the National TTY Relay Number at (800) 688-4889 with his or her TTY machine. A Relay agent will assist the investor with all inquiries made to a Shareholder Account Service Representative.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific Portfolio performance, including SAI and annual/semi-annual reports, free of charge. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com/funds

Written Correspondence

BlackRock Funds
c/o PFPC Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock Funds
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549.

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-EQ-INVA 06

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Funds
Prepared Portfolios

R Shares

Prospectus

December 18, 2006

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Conservative Prepared Portfolio

Moderate Prepared Portfolio

Growth Prepared Portfolio

Aggressive Growth Prepared Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

Contents

How to Find the Information You Need	Overview	1

	THE BLACKROCK PREPARED PORTFOLIOS

	Conservative Prepared Portfolio	4

	Moderate Prepared Portfolio	11

	Growth Prepared Portfolio	18

	Aggressive Growth Prepared Portfolio	25

Information About the Underlying Funds	Risks of Underlying Funds	32

	Description of Underlying Funds	47

	Important Definitions	68

About Your Investment	How to Buy/Sell Shares	72

	Dividends/Distributions/Taxes	83

Overview of the

BlackRock Prepared

Portfolios

This Prospectus describes the four BlackRock Prepared Portfolios (the Portfolios) of BlackRock Funds (the Fund): Conservative, Moderate, Growth, and Aggressive Growth. Each of the Portfolios is a "fund of funds," meaning that each seeks to obtain its investment goal by investing the majority of its assets in other BlackRock mutual funds, called the "underlying funds."

The Portfolios are intended to provide distinct investment programs to meet the different investment goals, time horizons and risk tolerances of a range of investors. Each of the Portfolios is created by BlackRock Advisors, LLC (BlackRock), the Portfolios' investment adviser, in a two step process.

The first step is the development of a target asset allocation for each Portfolio. In general, each Portfolio invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment goal of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment goal of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. The following table illustrates each Portfolio's target allocation among asset classes:

	Target Allocation of Underlying Funds
	Fixed Income Funds	Equity Funds
Conservative	60%	40%
Moderate	40%	60%
Growth	20%	80%
Aggressive Growth	0%	100%

In general, a greater percentage of equity funds in a Portfolio results in higher overall volatility. Investors should select carefully the Portfolio that is most appropriate for their goals and risk tolerance.

Within the broader categories of equity and fixed income funds, BlackRock seeks to diversify each Portfolio. Equity funds may be

1

further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. Fixed income funds may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors.

The final asset allocation targets are established by the BlackRock asset allocation committee based on its assessment of what mix of general risk and return characteristics will allow each Portfolio to achieve its investment goal. The committee meets regularly to assess market conditions, review the asset allocation targets of the Portfolios, and determine whether any changes are required.

Although the asset allocation targets listed for each Portfolio are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Portfolio based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. For example, the proportion of equity funds in the Moderate Portfolio will generally range from a low of 50% to a high of 70%, relative to the long term target of 60%. However, BlackRock may utilize larger adjustments if warranted by unusual market conditions.

BlackRock regularly monitors the allocations of the Portfolios to ensure that they adhere over time to the target allocations as established by the asset allocation committee. The Portfolios may be brought back to their target allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

The second step in the creation of each Portfolio is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Portfolio are considered when selecting underlying funds. The specific underlying funds selected for each Portfolio are determined at BlackRock's discretion and may change as deemed appropriate to allow the Portfolios to meet their investment goals. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment goals and primary investment strategies.

2

Because each of the Portfolios invests principally in shares of underlying funds, each is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Portfolios, this risk is reduced because the underlying funds are themselves generally diversified.

The Prospectus is organized so that each Portfolio has its own short section. Simply turn to the section for any particular Portfolio to read about important Portfolio facts. Also included are sections that tell you about the underlying funds the Portfolios invest in, buying and selling shares, certain fees and expenses, shareholder features of the Portfolios and your rights as a shareholder. These sections apply to all the Portfolios.

3

BlackRock

Conservative Prepared Portfolio

Investment Goal

The Portfolio seeks a balance between long term capital appreciation and high current income, with a greater emphasis on income.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 40% of its assets in underlying funds that invest primarily in equity securities and 60% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 40%/60%, the Portfolio may have an equity/fixed income allocation that ranges from 50%/50% to 30%/70%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

4

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is

5

subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)) and equity securities, including non-U.S. securities.

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S.

6

securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If

7

an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (60%), Russell 3000® Index (32%) and

8

MSCI EAFE Index® (8%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold R Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Distribution (12b-1) fees	.25%
Other expenses[1]	.61%
Service fees	.25%
Other	.36%
Acquired fund (underlying fund) fees and expenses[1,2]	.66%
Total annual fund operating expenses	1.52%
Fee waivers and expense reimbursements[3]	.12%
Net expenses[3]	1.40%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .74% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
R Shares	$143	$469

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

9

for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

10

BlackRock

Moderate Prepared Portfolio

Investment Goal

The Portfolio seeks a balance between long term capital appreciation and high current income, with a greater emphasis on capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 60% of its assets in underlying funds that invest primarily in equity securities and 40% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 60%/40%, the Portfolio may have an equity/fixed income allocation that ranges from 70%/30% to 50%/50%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

11

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is

12

subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests in underlying funds which invest in equity securities, including non-U.S. securities, and fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable

13

investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment

14

objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of

15

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

the Lehman Brothers U.S. Aggregate Index (40%), Russell 3000® Index (48%) and MSCI EAFE Index® (12%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold R Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Distribution (12b-1) fees	.25%
Other expenses[1]	.58%
Service fees	.25%
Other	.33%
Acquired fund (underlying fund) fees and expenses[1,2]	.76%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements[3]	.24%
Net expenses[3]	1.35%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .59% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
R Shares	$137	$478

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the

16

Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

17

BlackRock

Growth Prepared Portfolio

Investment Goal

The Portfolio seeks long term capital appreciation. Current income is also a consideration.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 80% of its assets in underlying funds that invest primarily in equity securities and 20% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 80%/20%, the Portfolio may have an equity/fixed income allocation that ranges from 90%/10% to 70%/30%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

18

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is

19

subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests primarily in underlying funds which invest in equity securities, including non-U.S. securities, and to a lesser extent, underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and

20

may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below

21

historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of

22

the Lehman Brothers U.S. Aggregate Index (20%), Russell 3000® Index (64%) and MSCI EAFE Index® (16%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold R Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Distribution (12b-1) fees	.25%
Other expenses[1]	.59%
Service fees	.25%
Other	.34%
Acquired fund (underlying fund) fees and expenses[1,2]	.87%
Total annual fund operating expenses	1.71%
Fee waivers and expense reimbursements[3]	.22%
Net expenses[3]	1.49%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .62% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
R Shares	$152	$517

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

23

Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

24

BlackRock

Aggressive Growth Prepared Portfolio

Investment Goal

The Portfolio seeks long term capital appreciation. Current income is not a consideration.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target allocation of 100% of assets to equity funds, the Portfolio may have an equity/fixed income allocation ranging to 90%/10%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

25

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject

26

to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests primarily in underlying funds which invest in equity securities, including non-U.S. securities. The Portfolio may also invest in underlying funds which invest in and fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio does generally not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and

27

may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below

28

historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of

29

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio's distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

the Russell 3000® Index (80%) and MSCI EAFE Index® (20%), recognized unmanaged indices of U.S. stock and non-U.S. stock market performance, respectively.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold R Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Distribution (12b-1) fees	.25%
Other expenses[1]	.68%
Service fees	.25%
Other	.43%
Acquired fund (underlying fund) fees and expenses[1,2]	.98%
Total annual fund operating expenses	1.91%
Fee waivers and expense reimbursements[3]	.34%
Net expenses[3]	1.57%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .59% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
R Shares	$160	$567

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's

30

associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

31

Information About the

Underlying Funds

Risks of Underlying
Funds

By owning shares of underlying funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may include funds that invest in domestic and non-U.S. equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the underlying funds may invest in derivatives. In the following discussion, references to a "fund" shall mean any one or more of the relevant underlying funds.

No Guarantee that Investments Will Increase in Value

While the management team chooses stocks and fixed-income securities it believes to be in line with a fund's investment style, there is no guarantee that the investments will increase in value or that they won't decline. In addition, if a model used by the management team fails to accurately predict which stocks or fixed-income securities will perform well, fund performance will suffer.

Investment Style

Because different kinds of stocks go in and out of favor depending on market conditions, a fund's performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

Investing in Equities

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Small Market Capitalization Companies

Some funds may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have

32

fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

Mid-Capitalization Companies

There is more business risk in investing in mid-capitalization companies than in larger, better capitalized companies. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

Initial Public Offerings

Initial public offerings (IPOs) and companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund's performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Interest Rate Risk

Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for a fund.

Credit Risk

Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Non-investment Grade Securities

Non-investment grade securities (high yield or junk bonds) carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its

33

market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the funds that invest in them. Also, the market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

If a fund invests in high yield securities that are rated C or below, the fund will incur significant risk in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. Some funds may purchase distressed securities that are in default or the issuers of which are in bankruptcy. These funds may be required to bear certain extraordinary expenses in order to protect and recover its investment. These funds also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

The expenses of a fund investing in high yield securities will be higher than those of mutual funds investing primarily in investment grade securities. The costs of investing in the high yield market are usually higher for several reasons, such as the higher costs for investment research and higher commission costs.

Investment Grade Securities

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Rule 144A Securities

A fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity in the fund during any period that qualified institutional buyers become uninterested in purchasing these types of securities.

34

Real Estate-Related Securities

Although the funds do not invest in real estate directly, some funds may invest in real estate-related securities and therefore are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these funds is tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. The funds' investments in real estate-related securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate-related securities in which a fund may invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

Some of the funds invest in real estate investment trusts (REITS). In addition to the risks facing real estate-related securities, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Residential and Commercial Mortgage-Backed Securities

Some funds make investments in residential and commercial mortgage-backed securities (CMBS) and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. When interest rates rise, certain types of mortgage-backed

35

securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk." Extension risk may cause the average maturity of a fund's portfolio to increase. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Mortgage-Related Securities Issued by Governmental Entities

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Treasury Obligations

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Inflation Indexed Bonds

The principal value of an investment is not protected or otherwise guaranteed by virtue of a fund's investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

36

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund's gross income even if there is no corresponding receipt of cash. Due to certain distribution requirements imposed by U.S. federal income tax law, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital. See "Certain U.S. Federal Income Tax Consequences" in the SAI.

Municipal Securities

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that a fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease

37

obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

Some funds may, from time to time, invest a large percentage of their assets in securities whose issuers are located in a single state.

These investments would make the funds more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

Some funds may invest their assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, a fund may invest a certain percentage of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The funds will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do their own analysis. Legal opinions of counsel are not binding on taxing authorities and no assurance can be given that income received in respect of such securities will be free from taxation.

Where permitted by its investment policies, a fund may invest without limit in bonds the interest on which may be subject to the U.S. federal alternative minimum tax. Interest on these bonds that is received by taxpayers who are liable for the U.S. federal alternative minimum tax may be taxable.

Investments in a Particular Market Segment

Health Sciences and Healthcare Companies

A fund's strategy of concentrating in health sciences and related companies means that its performance will be closely tied to the performance of a particular market segment. Because the fund is concentrated in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect

38

the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

Science and Technology

A fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes a fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Energy and Natural Resources

A fund's strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. Because the fund is concentrated in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that a fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political

39

developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Financial Services

Financial services companies may suffer a setback if regulators change the rules under which they operate. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities a fund may purchase may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that sector. Finally, financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Utilities and Telecommunications

When interest rates go up, the value of securities issued by utilities companies, such as electric, water and gas companies, and telecommunications companies historically has gone down. Although the average dividend yield of utilities and telecommunications industry stocks has been higher than those of other companies, the total return of utilities and telecommunications securities has historically underperformed those of industrial companies. In most countries and localities, the utilities and telecommunications industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities and telecommunications companies has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities and telecommunications companies. In addition, utilities and telecommunications companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Non-dollar and Non-U.S. Securities

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or

40

companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Some funds may, from time to time, invest more than 25% of their assets in securities whose issuers are located in a single country. These investments would make a fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

The expenses of a fund that invests substantially in non-U.S. securities can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

Emerging Markets

Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Investments in a Particular Geographic Region or Country

Latin America

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector.

41

Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a fund invests and, therefore, the value of fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to a fund's ability to repatriate investment income, capital or the proceeds of sales of securities. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a fund's investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt,

42

difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

Asia-Pacific Countries

In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia- Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

43

Japan

The Japanese economy (especially Japanese banks, securities firms and insurance companies) has experienced considerable difficulty in recent years. In addition, the Japanese Yen has gone up and down in value versus the U.S. dollar. Japan may also be affected by turmoil in other Asian countries.

Europe

Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect a fund's European investments.

Russia

Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company's share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

U.S. Companies that Generate Revenue Abroad

Many U.S. companies in which a fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Derivatives

The management team may, when consistent with a fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. A fund typically may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A fund may also use derivatives for leverage, in which case

44

their use would involve leveraging risk, or maintain liquidity and commit cash pending investment. A fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). A fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

A fund's use of derivatives may reduce the fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a fund's derivatives positions to lose value. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Leverage Risk

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a fund's portfolio will be magnified when the fund uses leverage.

45

The fund will also have to pay interest on its borrowings, reducing the fund's return. This interest expense may be greater than the fund's return on the underlying investment.

Investments in Securities Prior to Their Date of Issue

A fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Transactions in Restricted or Illiquid Securities

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time a fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High Portfolio Turnover

High portfolio turnover (more than 100%) may result in increased transaction costs to a fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect fund performance.

Non-Diversification

Some funds are non-diversified portfolios under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of these funds more than it would a diversified fund's.

Your Investment is Not Insured or Guaranteed

When you invest in a fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

46

Description of Underlying Funds

The BlackRock Prepared Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the equity funds and the fixed income funds, (i) the names of the underlying funds, (ii) unless otherwise noted, the expense ratio for the last fiscal year of the share class in which the Portfolios invest (i.e., either Institutional Shares or BlackRock Shares as available), and (iii) brief descriptions of the underlying funds' investment goals and primary investment strategies.

Equity Funds

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Aurora Portfolio	0.99%*	The fund seeks to provide high total return, consisting principally of capital appreciation. Under normal market conditions, the fund invests at least 80% of its total assets in small- and mid-capitalization common and preferred stocks and securities convertible into common and preferred stocks. The fund generally defines small- and mid-capitalization companies as those with market capitalizations comparable in size to the companies in the Russell 2500(TM) Value Index (between approximately $38 million and $10.8 billion as of December 31, 2005) or a similar index.

BlackRock Basic Value Fund	0.57%	The fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the fund believes are undervalued and therefore represent basic investment value. In selecting securities, fund management emphasizes companies that it believes are undervalued. Fund management places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which fund management believes the company will recover. The fund focuses its investments on companies with a market capitalization over $5 billion. The fund may invest up to 25% of its total assets in the securities of non-U.S. companies. The Fund concentrates its non-U.S. exposure on established companies in developed countries.

BlackRock Equity Dividend Fund	0.82%	The fund seeks long-term total return and current income. The fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. The fund will focus on issuers that have good prospects for capital appreciation. The fund may invest in securities of companies with any market capitalization. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers. The fund may invest in securities from any country.

47

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Focus Twenty Fund	1.60%	The fund seeks long-term capital appreciation. The fund tries to achieve its investment objective by investing primarily in common stock of approximately 20 to 30 companies that fund management believes have strong earnings and revenue growth and capital appreciation potential (also known as "aggressive growth companies"). The fund will emphasize common stock of companies with mid to large stock market capitalizations; however, the fund also may invest in the common stock of small companies. The fund generally invests at least 65% of its total assets in equity securities. Normally, the fund will invest in the common stocks of not less than 20 companies. The fund may invest without limitation in the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").

BlackRock Focus Value Fund	1.01%	The fund seeks long term growth of capital. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities that fund management believes are undervalued relative to its assessment of the current or prospective condition of the issuer. The fund may invest in the securities of issuers with any market capitalization. The fund may invest a significant portion of its assets in the securities of a single issuer, which will increase the fund's exposure to the risks associated with that issuer. The fund may invest in debt securities of any maturity. The fund may invest in high yield debt securities that are rated below investment grade, commonly called "junk bonds."

BlackRock Fundamental Growth Fund	0.87%	The fund seeks long-term growth of capital. The fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock. The fund will generally invest at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock and rights to subscribe to common stock. Of these securities the fund will generally invest in common stock. In selecting securities, fund management emphasizes common stock of companies that have above-average rates of earnings growth. The fund may invest in companies of any size but emphasizes common stock of companies that have a medium to large stock market capitalization (currently, approximately $2 billion or more).

BlackRock Health Sciences Opportunities Portfolio	0.98%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The Health Sciences sector can include companies in Health Care Equipment & Supplies, Health Care Providers & Services, Biotechnology, and Pharmaceuticals. The fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Index or in similar companies, including non-U.S. companies. The fund reserves the right to invest up to 20% of total assets in other securities. These may include stocks of companies not associated with health sciences.

48

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Healthcare Fund	1.30%	The fund seeks long term capital appreciation through worldwide investment in equity securities of companies that, in the opinion of fund management, derive or are expected to derive a substantial portion of their sales from products and services in healthcare. The fund tries to achieve its objective by investing in a global portfolio of healthcare companies, emphasizing equity securities. Within this universe, the fund seeks to invest in companies that it believes have good prospects for earnings growth. Under normal circumstances, the fund will invest at least 80% of its assets in healthcare companies, meaning companies that derive a substantial portion (i.e. more than 50%) of their sales from products and services in the healthcare sector. While the fund seeks investments with a healthcare orientation, it has flexibility with respect to investing in specific industries within the general healthcare sector. The fund will normally maintain a global portfolio, investing in securities of companies located around the world. Although there are no limits on the percentage of assets the fund may invest in any particular country, fund management presently expects that a majority of its assets will be invested in companies located in the United States, Japan and Western Europe.

BlackRock Investment Trust	0.75%*	The fund's investment goal is to seek long-term capital appreciation. In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund's portfolio similar to those of the S&P 500® Index. In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

BlackRock Large Cap Core Fund	0.88%	The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Index.

BlackRock Large Cap Growth Fund	1.02%	The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Growth Index.

49

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Large Cap Value Fund	0.94%		The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Value Index.

BlackRock Legacy Portfolio	0.86	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies. While the fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

BlackRock Mid Cap Value Opportunities Fund	0.99%		The fund seeks capital appreciation and, secondarily, income, by investing in securities, primarily in equity securities that fund management believes are undervalued and therefore represent an investment value. The fund tries to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of mid cap companies. In selecting securities, fund management emphasizes common stock and, to a lesser extent, securities convertible into common stock, that it believes are undervalued. The fund may invest up to 30% of its total assets in the securities of non-U.S. companies.

BlackRock Mid-Cap Growth Equity Portfolio	1.00	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which the fund management team believes have above-average earnings growth potential. The fund generally defines mid-capitalization growth companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $996 million and $18.4 billion as of December 31, 2005). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The management team focuses on U.S. mid-capitalization emerging growth companies.

BlackRock Mid-Cap Value Equity Portfolio	0.99	%*	The fund's investment goal is to seek long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. The fund generally defines mid-capitalization value companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $563 million and $18.1 billion as of December 31, 2005). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

50

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Natural Resources Trust	0.82%	The fund seeks long-term growth of capital and to protect the purchasing power of shareholders' capital by investing in a portfolio of equity securities of domestic and non-U.S. companies with substantial natural resource assets. The fund seeks to achieve its objective by investing in a portfolio consisting primarily of equity securities of U.S. and non-U.S. companies with substantial natural resource assets. The fund will, under normal circumstances, invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The fund will focus on investments in common stock. The fund can invest primarily in U.S. securities, primarily in non-U.S. securities, or partly in U.S. securities and partly in non-U.S. securities. The fund may invest in securities of issuers with any market capitalization.

BlackRock Real Investment Fund	1.32%	The fund seeks positive long term total return. The fund seeks to achieve its investment objective by investing primarily in commodity-linked derivative instruments, and U.S. Government securities and other debt obligations. The fund may invest in corporate bonds and notes, mortgage-backed securities, asset-backed securities, dollar rolls, and repurchase agreements and purchase and sale contracts. The debt obligations in which the Fund invests are primarily investment grade, fixed rate and floating rate debt securities of any maturity. The fund may also invest in futures contracts and related options, swap agreements and forward contracts. The fund may invest in mortgage-backed securities, collateralized mortgage obligations and zero coupon bonds sold by private issuers, such as banks, savings and loans and other entities. The fund seeks to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, which are designed to provide this exposure without direct investment in physical commodities or commodity futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, fund management seeks to provide exposure to various commodities and commodity sectors.

BlackRock Small Cap Core Equity Portfolio	1.30%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies (market capitalizations under $2 billion). The fund uses the Russell 2000® Index as a benchmark. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock.

51

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Small Cap Growth Equity Portfolio	0.78	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which the fund management team believes offer superior prospects for growth. The fund generally defines U.S. small capitalization growth companies as those whose market capitalizations, at the time of the fund's investment, are within the range of market capitalizations of companies in the Russell 2000® Growth Index during the most recent 365-day period. For the 365 days ended December 31, 2005, the range of market capitalizations of companies in the Russell 2000® Growth Index was approximately $13 million to $6.6 billion. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Small Cap Growth Fund II	1.22%		The fund seeks long-term capital growth. In selecting securities, the fund emphasizes those securities that fund management believes have above average prospects for earnings growth. The fund may also invest in securities that fund management believes are undervalued. The fund will, under normal circumstances, invest at least 80% of its assets in equity securities of small cap companies and invest at least 80% of its assets in securities or instruments of issuers located in the United States. The fund may invest in equity securities of companies of any market capitalization located outside the United States. Normally, non-U.S. investments will represent 10% or less of the fund's assets.

BlackRock Small Cap Value Equity Portfolio†	1.10	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies (market capitalizations under $2 billion). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Small/Mid-Cap Growth Portfolio	0.95	%*	The fund seeks to provide growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in small-capitalization and mid-capitalization companies. The fund generally defines these companies as those with market capitalizations similar to the market capitalizations of companies in the Russell 2500(TM) Growth Index (between approximately $26 million and $10.8 billion as of December 31, 2005) or a similar index. The fund's stock investments may include common and preferred stocks, securities convertible into common and preferred stock and warrants.

52

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock U.S. Opportunities Portfolio	1.09	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. The fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index U.S. stocks (between approximately $36 million and $13.7 billion as of December 31, 2005). The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Utilities and Telecommunications Fund	0.98%		The fund seeks both capital appreciation and current income. Under normal circumstances, the fund will invest at least 80% of its assets in equity and debt securities issued by domestic and non-U.S. utilities companies. Utilities companies include telecommunications companies. The fund may invest in common stock, preferred stock and bonds. The bonds in which the fund may invest generally are limited to those rated investment grade. The fund intends to invest primarily in equity securities, but fund management may change its allocation among these types of investments as it deems appropriate to seek to meet the fund's objective. The fund may invest in securities of utilities companies throughout the world.

BlackRock Value Opportunities Fund	0.98%		The fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the fund believes have special investment value and emerging growth companies regardless of size. The fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The fund invests in a diversified portfolio primarily consisting of common stock of small and emerging growth companies. The fund will invest primarily in U.S. companies that do most of their business in the United States, but may invest a portion of its assets in non-U.S. companies. It is anticipated that in the immediate future, the fund will invest not more than 30% of its total assets in the securities of non-U.S. issuers, including issuers in emerging markets.

BlackRock All-Cap Global Resources Portfolio	0.98	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets. The fund's investments may include common and preferred stock, securities convertible into common and preferred stock, warrants and depositary receipts.

53

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Developing Capital Markets Fund	1.50%	The fund seeks long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of issuers located in countries with developing capital markets. The fund will focus on investments in common stock. The fund will focus its investments on issuers in countries included within the MSCI Emerging Markets Free Index. There are no other limits on the geographic allocation of the fund's investments. The fund normally invests in securities from at least three different countries. The fund will invest in securities denominated in currencies other than the U.S. dollar.

BlackRock EuroFund	1.00%	The fund seeks capital appreciation primarily through investment in equity securities of corporations domiciled in European countries. The fund does not consider current income from dividends and interest to be an important consideration in selecting investments. Under normal circumstances, at least 80% of the fund's assets will consist of equity securities, primarily common stock and securities convertible into common stock, of companies located in Europe. In selecting securities, fund management emphasizes companies that it believes are undervalued. The fund has no limits on the geographic asset distribution of its investments within Europe. However, the fund anticipates that a majority of the fund's assets will be invested in companies located in Western European countries. If political and economic conditions warrant, the fund may invest in issuers located in Eastern European countries.

BlackRock Global Financial Services Fund	1.27%	The fund seeks capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of U.S. and non-U.S. financial services companies. The fund will focus on investing in common stock. The fund may invest in companies of any size, but fund management anticipates that it will focus mainly on large and medium-sized companies with market capitalizations greater than $1 billion. As a global financial services fund, the fund will make investments throughout the world, and there are no limits on the fund's ability to invest in any country or geographic region.

54

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Global Dynamic Equity Fund	1.27%		The fund's seeks to provide high total investment return. The fund seeks to achieve its objective through a fully managed investment policy utilizing United States and non-U.S. equity securities. For purposes of the fund's investment policies, equity securities include common stock, preferred stock, convertible securities, distressed securities, and securities or other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities. The fund seeks to achieve its objective by investing in equity securities of issuers located around the world. Generally, the fund seeks diversification across markets, countries, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where its investments may be located. The fund may invest in companies of any market capitalization.

BlackRock Global Growth Fund	1.12%		The fund seeks long term growth of capital. The fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock of companies worldwide. The fund generally invests at least 65% of its total assets in common stock of companies from at least three different countries. In selecting securities, fund management emphasizes companies that have experienced above average growth rates in earnings. The fund may invest in convertible securities, preferred stock and rights offerings.

BlackRock Global Opportunities Portfolio	1.35	%*	The Fund's investment goal is to seek long-term capital appreciation. The fund will invest at least 75% of its total assets in global equity securities of any market capitalization. The fund will invest, under normal market conditions, at least 40% of its total assets in issuers located outside of the U.S. The fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries. The fund may also invest up to 25% of its total assets in global fixed income securities including emerging market debt. Investment in fixed income securities will be made purely on an opportunistic basis.

BlackRock Global Resources Portfolio†	0.96	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets. The fund's investments may include common and preferred stock, securities convertible into common and preferred stock, warrants and depositary receipts.

55

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Global Science & Technology Opportunities Portfolio	1.35%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund will invest primarily in equity securities of U.S. and non-U.S. companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S.

BlackRock Global SmallCap Fund	1.22%	The fund seeks long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various non-U.S. countries and in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of small cap issuers. The fund may also invest in emerging growth companies. The fund will focus on investments in common stock. The fund may invest in equity securities of companies throughout the world. The fund may invest in companies in developed markets and in emerging markets such as those in Eastern Europe, Latin America and the Far East, and fund management anticipates that a significant portion of the fund's investments will be in companies in such developing countries.

BlackRock Global Technology Fund	1.60%	The fund seeks long term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the investment adviser, derive a substantial portion of their income from products and services in technology related industries. Under normal circumstances, the fund will invest at least 80% of its assets in technology related securities. The fund invests in a global portfolio primarily consisting of equity securities of issuers that are expected to derive a substantial portion of their income from technology related industries. While there are no prescribed limits on geographic asset distribution, based upon the public market values in the world equity markets and anticipated technological innovations, it is anticipated that the fund will invest most of its assets in the securities of issuers located in the United States, Japan and other Asia-Pacific countries, Western Europe and Israel. Under normal circumstances, the fund will invest in equity securities of technology related issuers from a number of different countries throughout the world, including the United States. The fund may invest in companies of any size but emphasizes companies having large stock market capitalizations.

56

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Global Value Fund	1.01%	The fund seeks long term capital appreciation by investing primarily in equity securities of issuers located in various non-U.S. countries and the United States that the investment adviser believes represent investment value. The fund invests in a portfolio primarily consisting of equity securities of companies located in various countries throughout the world. The fund will generally invest at least 65% of its assets in equity securities of issuers from at least three different countries. The fund will focus on investments in common stock. The fund follows a value investing style that uses a bottom-up strategy for selecting investments. The fund may invest in companies of any size, but currently emphasizes common stock of companies with mid to large market capitalizations (currently, greater than $1 billion). As a global fund, the fund will make investments throughout the world, and there are no limits on the fund's ability to invest in any country or geographic region.

BlackRock International Fund	1.74%	The fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The fund will, under normal circumstances, invest at least 80% of its total assets in equity securities of a number of different countries throughout the world. In selecting securities, the fund emphasizes those securities that fund management believes are undervalued or have good prospects for earnings growth. The fund invests in securities of companies located in developed countries and countries with emerging capital markets outside the United States. The fund may invest, without limit, in countries with emerging capital markets, including countries in Eastern Europe, Latin America and the Far East. The fund may invest in companies of any size, but tends to focus on medium and large companies.

BlackRock International Opportunities Portfolio†	1.30%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index Global Ex-U.S. stocks). The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

BlackRock International Value Fund	1.02%	The fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. Ordinarily, the fund invests in stocks of companies located in the developed non-U.S. markets. The fund invests in at least ten non-U.S. markets to seek to ensure diversification. The fund may invest in companies of any size. The fund normally invests at least 80% of its assets in stocks that pay dividends. In investing the fund's assets, Fund management follows a value investing style. This means that Fund management buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. The fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers.

57

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Latin America Fund	1.27%	The fund seeks long term capital appreciation by investing primarily in Latin American equity and debt securities. Under normal circumstances, the fund will invest at least 80% of its assets in Latin American securities. The fund currently emphasizes equity securities. The fund considers Latin American markets to include Mexico, Central America, South America and the Spanish speaking islands of the Caribbean, including Puerto Rico. There are no limits on the geographic allocation of the fund's investments within Latin America. Fund management, however, anticipates that a substantial portion of the fund's investments will be in companies and governments in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The fund will not seek to invest in a large number of countries in Latin America.

BlackRock Pacific Fund	0.82%	The fund seeks long term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies located in Far Eastern or Western Pacific countries. The fund will focus its investments in common stock and convertible debt securities. The fund invests in companies that it believes are undervalued relative to the market. The fund currently emphasizes companies with mid to large market capitalizations relative to their country and sector. The fund's investments are not, however, limited by a company's market capitalization and the fund may invest in companies with any market capitalization.

Fixed Income Funds

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Bond Fund	0.61%	The fund seeks current income. The fund also seeks growth of capital when consistent with its primary goal of current income. The fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The fund normally invests more than 90% of its assets in fixed-income securities. The fund invests primarily in investment grade fixed-income securities. The fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the fund's investments in non-U.S. securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the fund may also invest in issuers located elsewhere, including sovereign and corporate issuers in emerging markets. The fund may invest in fixed-income securities of any duration or maturity.

58

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Enhanced Income Portfolio	0.30	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds diversified among several categories. The fund's dollar-weighted effective duration will be between 0 and 18 months during normal market conditions. Individual investments will be restricted to those securities whose maximum effective duration at the time of purchase is less than 5 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities, corporate bonds and non-U.S. Government securities. The fund may also invest in money market instruments. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.

BlackRock GNMA Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in securities issued by the Government National Mortgage Association (GNMA) as well as other U.S. Government securities in the five to ten year maturity range. The fund normally invests at least 80% of its assets in GNMA securities. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality.

BlackRock Government Income Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government or its agencies. The fund normally invests at least 80% of its assets in bonds issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

59

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock High Income Fund	0.64%		The fund seeks current income. The fund also seeks growth of capital when consistent with its primary goal of current income. The fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The fund normally invests more than 90% of its assets in fixed-income securities. Under normal circumstances, the fund invests at least 80% of its assets in fixed-income securities that are rated in the lower rating categories by at least one of the recognized rating agencies (including Baa or lower by Moody's or BBB or lower by S&P or Fitch), or in unrated securities that fund management believes are of comparable quality. Securities rated below Baa or BBB are commonly known as "junk bonds." The fund may invest up to 100% of its assets in junk bonds, including up to 10% of its net assets in distressed securities. The fund may invest in junk bonds of any duration or maturity. The fund may invest up to 30% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the fund's investments in non-U.S. issuers will primarily be in issuers in Canada, Australia and the developed markets of Europe, although the fund may also invest in issuers in emerging markets.

BlackRock High Yield Bond Portfolio	0.55	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called "junk bonds") acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by the fund management team to be of similar quality. The fund can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies.

BlackRock Inflation Protected Bond Portfolio	0.30	%*	The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management. In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark). The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

60

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Intermediate Bond Portfolio	0.40	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Aggregate Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

BlackRock Intermediate Bond Portfolio II	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. In addition, the fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

BlackRock Intermediate Government Bond Portfolio	0.60	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers Intermediate Government Index (the benchmark). The fund normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. In addition, the fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

61

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock International Bond Portfolio	0.78	%*	The fund seeks to realize a total return that exceeds that of the Citigroup Non-U.S. World Government Bond Index (the benchmark). In pursuit of this goal, the fund invests primarily in non-dollar denominated bonds of issuers located outside of the United States in the five to fifteen year maturity range. The fund normally invests at least 80% of its assets in bonds and at least 65% of its assets in bonds of a diversified group of non-U.S. issuers from at least three developed countries. The fund may invest more than 25% of its assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. The fund may from time to time invest in investment grade bonds of issuers in emerging market countries. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality.

BlackRock Long Duration Bond Portfolio	0.40	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Long Government/Credit Index (the benchmark). The management team evaluates sectors of the U.S. and non-U.S. bond markets and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, pass-throughs, asset-backed securities, corporate bonds and taxable and tax-exempt municipal bonds. The fund may also invest in preferred stock. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

BlackRock Low Duration Bond Portfolio	0.40	%*	The fund seeks to realize a rate of return that exceeds the total return of the Merrill Lynch 1-3 Year Treasury Index (the benchmark). In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

62

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Managed Income Portfolio	0.65	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers U.S. Aggregate Index (the benchmark). The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality.

BlackRock Short-Term Bond Fund	0.67%	The fund seeks to maximize total return, consistent with capital preservation. Under normal circumstances, the fund invests at least 80% of its assets in bonds that permit it to maintain a portfolio duration of one to three years. The total rate of return for the fund is expected to rise and fall less than a longer duration bond fund. The fund invests mainly in investment grade, interest-bearing securities of varying maturities. The investment adviser buys and sells securities to manage portfolio duration, yield curve exposure, sector exposure, diversification and credit quality. The fund invests in securities within the following ratings limitation guidelines:
■ at least 70% of net assets in securities rated at least A or, if short-term, the second highest quality grade, by at least one of the major rating agencies such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P")
■ invest up to 30% of its assets in securities rated BBB/Baa by at least one of the major rating agencies that rate the securities and not rated above BBB/Baa by any such agency
			■ and up to 10% of its assets in securities rated below BBB/Baa by at least one of the major rating agencies that rate the security and not rated BBB/Baa or above by any such agency, but none below B

BlackRock Total Return Portfolio	0.40	%*	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ± 20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

63

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Total Return Portfolio II	0.40	%*	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality.

BlackRock World Income Fund	1.00%		The fund seeks high current income by investing in a global portfolio of fixed-income securities denominated in various currencies, including multi-national currency units. The fund seeks to achieve its objective by investing in a global portfolio of fixed-income securities denominated in various currencies. There is no restriction on the types of debt securities the fund can buy or on the maturity of those securities. The fund may invest in U.S. and non-U.S. government and corporate fixed-income securities, including junk bonds and unrated securities. The fund normally will invest at least 90% of its assets in fixed-income securities, and may invest up to 100% of its assets in securities classified as junk bonds. The fund will spread its investments among different types of fixed-income securities and different countries based upon fund management's analysis of the yield, maturity and currency considerations affecting these securities. The fund's investments ordinarily will be denominated in at least three currencies. Substantially all of the fund's investments may be denominated in a single currency, including U.S. dollars.

BlackRock AMT-Free Municipal Bond Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or convertible securities with a minimum rating of B. The fund intends to invest so that no more than 25% of its assets are represented by the municipal securities of issuers located in the same state.

64

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock High Yield Municipal Fund	0.66%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The fund will usually invest in municipal bonds that have a maturity of five years or longer. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the fund may invest in municipal bonds in any rating category, fund management presently intends to invest at least 65% of the fund's net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by S&P or Fitch or Baa or lower by Moody's), or if unrated, judged to be of comparable quality by the fund's investment adviser. Obligations rated below BBB or Baa are commonly known as "junk bonds." It is possible that the fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the fund's net assets in municipal bonds rated BBB or Baa or lower if fund management determines that there is an insufficient supply of such obligations available for investment. The fund may also invest up to 10% of its total assets in municipal bonds that are considered distressed securities.

BlackRock Intermediate Municipal Fund	0.74%	The fund seeks to provide shareholders with a high level of income exempt from Federal income taxes. The fund invests primarily in investment grade municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities, or other qualifying issuers. Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The fund expects, under normal circumstances, to maintain a dollar-weighted average maturity of three to ten years; however there is no limit on the remaining maturity of each individual municipal bond investment by the fund. Under normal circumstances, the fund will invest at least 80% of its assets in municipal bonds. The fund may invest in either fixed rate or variable rate obligations. Under normal circumstances, at least 80% of the fund's assets will be invested in investment grade municipal bonds. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis.

65

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Municipal Insured Fund	0.45%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund invests in investment grade municipal bonds covered by insurance guaranteeing the timely payment of principal at maturity and interest when due. Under normal circumstances, the fund will invest at least 80% of its assets in municipal bonds covered by insurance. The fund will usually invest a majority of its assets in municipal bonds that have a maturity of five years or longer.

BlackRock National Municipal Fund	0.58%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The fund will usually invest in municipal bonds that have a maturity of five years or longer. Although the fund's investment policies are not governed by specific rating categories, fund management does not presently intend to invest more than 35% of the Portfolio's assets in municipal bonds rated below investment grade (below BBB by S&P or Fitch, or below Baa by Moody's) or in unrated municipal bonds that fund management believes are of comparable quality.

66

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Short-Term Municipal Fund	0.44%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund invests primarily in investment grade municipal bonds or notes, including variable rate demand obligations, that have a maturity of less than four years. Under normal circumstances, the fund expects to invest all of its assets in such bonds or notes. Because of their shorter maturities, the fund's investments generally will not be as sensitive to changes in prevailing interest rates as are investments in long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely than those on long-term municipal bonds from time to time.

*  Expense ratio reflected is the annualized net expense ratio for the period February 1, 2006 to September 30, 2006. The expense ratio for this period more accurately estimates the expense ratio for this fund because of changes to the expense structure effective February 1, 2006. The expense ratio may differ from the net expense ratio reflected in the most recent shareholder report.

†  The fund is currently closed to new investors and therefore the Portfolios may not invest in it. The fund may re-open in the future.

67

Important Definitions

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for the underlying BlackRock funds is BlackRock.

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Credit Default Swaps: In entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Distribution Fees: Fees paid to a fund's distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Dollar Rolls: A dollar roll transaction involves a sale by a fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Dollar-Weighted Average Maturity: The average maturity of a fund is the average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

68

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund's net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Earnings Growth: The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Emerging Market Stocks: Stocks issued by companies located in countries with emerging economies or securities markets. The list of emerging market countries includes, among others: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

General Obligation Bonds: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

GNMA Securities: Securities issued and guaranteed by the Government National Mortgage Association (GNMA). These securities represent interests in pools of residential mortgage loans originated by private lenders and pass income from the initial debtors (homeowners) through intermediaries to investors.

Growth Companies: All stocks are generally divided into the categories of "growth" or "value," although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear

69

to the manager to be undervalued by the market as measured by certain financial formulas.

High Yield Bonds: Sometimes referred to as "junk bonds," these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the fund manager to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Investment Style: Refers to the guiding principles of a mutual fund's investment choices. The investment style refers to the type of securities the managers will choose for a fund.

Market Capitalization: Refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

70

Sector: All stocks are classified into a category or sector such as utilities, consumer services, basic materials, capital equipment, consumer cyclicals, energy, consumer non-cyclicals, healthcare, technology, transportation, finance and cash.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies: All stocks are generally divided into the categories of "growth" or "value," although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

71

About Your Investment

Buying Shares

RShares are available only to certain authorized qualified employee benefit plans. If you buy R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% per year and a shareholder servicing fee of 0.25% per year.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy R Shares you pay the NAV per share.

Purchase orders received by the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of each Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. The non-U.S. securities and certain other securities held by a Portfolio and the underlying funds may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when Portfolio shares cannot be bought or sold.

Since the NAV changes daily, the price you pay for your shares depends on the time that your order is received by the Fund's transfer agent, whose job it is to keep track of shareholder records.

The price of each class of shares of each of the Portfolios is based on its NAV. The NAV for each Portfolio is calculated based on the NAVs of the underlying funds in which it invests. Each Portfolio's (and underlying fund's) assets that are individual securities are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open

72

for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, each Portfolio values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Fund's Board of Trustees. For example, the Portfolio will value a security that trades principally on a foreign market using the most recent closing market price from the market on which the security principally trades, unless, in BlackRock's judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio's NAV. As a result, a Portfolio's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Paying for Shares

Payment for an order must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. If payment is not received by this time, the order will be cancelled and you and your financial intermediary will be responsible for any loss to the Fund.

73

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Fund to identify you. The Fund may also ask to see other identifying documents such as a driver's license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Fund may use a third party to obtain and verify this information. The Fund may not be able to establish an account, or it may close your existing account and/or redeem your shares involuntarily, if you do not provide sufficient information within the relevant time periods.

How Much is the Minimum
Investment?

The minimum investment for the initial purchase of R Shares is $100. There is a $50 minimum for all subsequent investments. The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of any share class of any Portfolio at any time for any reason.

Distribution and Service Plan

The Fund has adopted a plan (the Plan) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, R Shares pay a fee (distribution fees) to BlackRock Distributors, Inc. (the Distributor) and/or affiliates of PNC Bank or Merrill Lynch & Co., Inc. (Merrill Lynch) (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of PNC Bank or Merrill Lynch (including BlackRock) for sales support services provided in connection with the sale of R Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank, Merrill Lynch and their affiliates) (Service Organizations) for sales support services and related expenses. All R Shares pay a maximum distribution fee of .25% per year of the average daily net asset value of each Portfolio attributable to R Shares.

74

Under the Plan, the Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own R Shares in return for these fees. The Fund may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of R Shares of a Portfolio. All R Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own R Shares:

(1)  Responding to customer questions on the services performed by the Service Organization and investments in R Shares;

(2)  Assisting customers in choosing and changing dividend options, account designations and addresses; and

(3)  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a Portfolio's shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

75

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Selling Shares

Authorized qualified employee benefit plan participants may redeem R Shares in accordance with the procedures applicable to their plan accounts. These procedures will vary according to the type of account and the plan involved and customers should consult their account managers in this regard. Authorized qualified employee benefit plans are responsible for transmitting redemption orders to PFPC and crediting their customers' accounts with redemption proceeds on a timely basis.

Authorized qualified employee benefit plans may place redemption orders by telephoning (800) 441-7762. Shares are redeemed at the NAV per share next determined after receipt of the redemption order minus any applicable redemption fee. See "Market Timing and Redemption Fees" below. The Fund, its administrators and

76

the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming plan on the next business day, provided that the Portfolios' custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Portfolios' custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Portfolios' custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a fund. No charge for wiring redemption payments is imposed by the Fund, although plans may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their plans.

During periods of substantial economic market change telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940.

The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

77

Market Timing and Redemption Fees

The Board of Trustees of the Fund has determined that the interests of long-term shareholders and the Fund's ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as "market timing." The Portfolios are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor, Institutional and R Shares is not intended as a vehicle for short-term trading.

Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Portfolio and its shareholders. For example, large flows of cash into and out of a Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio's investment goal. Frequent trading may cause a Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Portfolio's performance.

A Portfolio or underlying fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio's securities and the determination of the Portfolio's NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for Portfolios or underlying funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in "What Price Per Share Will You Pay?" above.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to a Portfolio or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board

78

has not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of Portfolio shares. It is not expected that shareholders would be harmed by such legitimate activities.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund's distributor may terminate such financial intermediary's agreement with the distributor, suspend such financial intermediary's trading privileges or take other appropriate actions.

79

Each of the Fund's High Yield Bond, International Bond, Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities and International Opportunities Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 30-day period begins with each acquisition of shares through a purchase or exchange.

For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The Prepared Portfolios are not subject to a redemption fee.

The redemption fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The "first-in, first-out" method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Fund sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Fund not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Fund's Systematic Withdrawal Plan, Systematic Exchange Plan or

80

in connection with required distributions from an IRA, 401(k) plan, 403(b) plan, or any other Internal Revenue Code Section 401 qualified retirement plan or account, or distribution from a 529 plan; (iv) shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans; and (v) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Portfolio or long-term shareholders.

The Fund's Rights

The Fund may:
■  Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

■  Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section "Selling Shares" above,

■  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and

■  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Fund may redeem a shareholder's account in any Portfolio at any time if the net asset value of the account in such Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

81

Management

BlackRock Funds' adviser is BlackRock Advisors, LLC (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $1.075 trillion of assets under management as of September 30, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States, and Merrill Lynch & Co., Inc.

BlackRock will not receive any advisory fees from the Portfolios for its investment advisory services.

A discussion regarding the basis for the Board of Trustees of the Fund approving the Portfolios' investment advisory contract will be available in the Fund's semi-annual report to shareholders.

Information about the portfolio manager for each of the Portfolios is presented in the appropriate Portfolio section.

As discussed above, BlackRock has agreed contractually to cap each Portfolio's direct net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) at the levels shown in each Portfolio's expense table.

To achieve this cap, BlackRock and the Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the direct (i.e., excluding expenses attributable to investments in underlying funds) operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Portfolio's investment adviser or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

82

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to share- holders: net investment income and net realized capital gains. Distributions of net investment income derived by a Portfolio are paid within ten days after the end of each quarter. The Fund's Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a Portfolio at least annually at a date determined by the Fund's Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the Portfolio unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a Portfolio shortly before it makes a distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

Taxation of Distributions

Distributions paid out of a Portfolio's "net capital gain" generally will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income and net short-term capital gains will generally be taxed to shareholders as ordinary dividend income. However, individual shareholders who satisfy certain holding period and other requirements may be eligible for long-term capital gain rates on such distributions to the extent the distributions are attributable to "qualified dividend income" received by the Portfolio and are paid out of the Portfolio's current or accumulated earnings and profits. "Qualified dividend income" generally consists of dividends received by the Portfolio from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies but including dividends paid by regulated investment companies, such as the underlying funds, that are designated as qualified dividend income) and certain foreign corporations provided certain holding period and other requirements are met. Distributions that are declared in October, November or December, but paid in January are taxable as if they were paid in December.

83

Your annual tax statement from the Fund will present in detail the tax status of your distributions for each year.

When you sell your shares of a Portfolio, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If more than half of the total asset value of a Portfolio is invested in non-U.S. stock or securities, the Portfolio may elect to "pass through" to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes in computing your taxable income. However, because the Portfolio is expected to invest in the underlying funds, which are U.S. companies, you will generally not be entitled to deduct or credit such taxes in computing your taxable income.

Distributions paid by a Portfolio with respect to certain qualifying dividends received by the Portfolio from domestic corporations, including certain dividends received from the underlying funds, may be eligible for the corporate dividends received deduction.

If you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of the Fund.

For a more detailed discussion of the U.S. federal income tax consequences of investing in a Portfolio, see "U.S. Federal Income Tax Consequences" in the SAI.

84

Exchange Privilege

Once you are a shareholder, you have the right to exchange R Shares from one BlackRock fund to R Shares of another to meet your changing financial needs. Please note that you can exchange only into a share class and BlackRock fund that are offered to your employee benefit plan and that are open to new investors, unless you have a current account in a BlackRock fund that is offered to your employee benefit plan but that is closed to new investors.

You can exchange $1,000 or more from one BlackRock fund into another. R Shares of each Portfolio may be exchanged for shares of the same class of other BlackRock funds which offer that class of shares, based on their respective net asset values. (You can exchange less than $1,000 if you already have an account in the fund into which you are exchanging.) For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. See "Taxation of Distibutions." Please consult your tax or other financial adviser before making an exchange request.

Exchanges may be subject to the 2% redemption fee. See "Market Timing and Redemption Fees" above.

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your new account application that you did not want the telephone exchange privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request for any reason.

The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See "Market Timing and Redemption Fees" above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Retirement Plans

Shares may be purchased in conjunction with individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where PNC Bank or any of its affiliates acts as custodian. For

85

more information about applications or annual fees, please contact BlackRock Funds c/o PFPC Inc., at P.O. Box 9819, Providence, Rhode Island 02940-8019, or call (800) 441-7762. Investors will be charged an annual fee of $15 for all of the IRA and 403(b) accounts they have under their Social Security number (therefore if you own a 403(b) account, a Roth IRA, a Traditional IRA and a Rollover IRA, you would only be charged one $15 fee). In addition, 403(b) accounts will be charged a separate loan application/processing fee of $25. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan is appropriate for you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives quarterly account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Important Notice Regarding Delivery of Shareholder Documents

The Portfolios deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on the Fund's website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

86

Shareholders Who Hold Accounts Directly With BlackRock
1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Log into your account

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

87

For more information

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Portfolios' investments. The annual report describes the Portfolios' performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolios' performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated December 18, 2006, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

An investor in any Portfolio can call the National TTY Relay Number at (800) 688-4889 with his or her TTY machine. A Relay agent will assist the investor with all inquiries made to a Shareholder Account Service Representative.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific Portfolio performance, including SAI and annual/semi-annual reports, free of charge. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com/funds

Written Correspondence

BlackRock Funds
c/o PFPC Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock Funds
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the Funds' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549.

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-EQ-R 9/06

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Funds
Prepared Portfolios

Institutional Shares

Prospectus

December 18, 2006

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Conservative Prepared Portfolio

Moderate Prepared Portfolio

Growth Prepared Portfolio

Aggressive Growth Prepared Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

Contents

How to Find the Information You Need	Overview	1

	THE BLACKROCK PREPARED PORTFOLIOS

	Conservative Prepared Portfolio	4

	Moderate Prepared Portfolio	11

	Growth Prepared Portfolio	18

	Aggressive Growth Prepared Portfolio	25

Information About the Underlying Funds	Risks of Underlying Funds	32

	Description of Underlying Funds	47

	Important Definitions	68

About Your Investment	How to Buy/Sell Shares	72

	Dividends/Distributions/Taxes	83

Overview of the
BlackRock Prepared

Portfolios

This Prospectus describes the four BlackRock Prepared Portfolios (the Portfolios) of BlackRock Funds (the Fund): Conservative, Moderate, Growth, and Aggressive Growth. Each of the Portfolios is a "fund of funds," meaning that each seeks to obtain its investment goal by investing the majority of its assets in other BlackRock mutual funds, called the "underlying funds."

The Portfolios are intended to provide distinct investment programs to meet the different investment goals, time horizons and risk tolerances of a range of investors. Each of the Portfolios is created by BlackRock Advisors, LLC (BlackRock), the Portfolios' investment adviser, in a two step process.

The first step is the development of a target asset allocation for each Portfolio. In general, each Portfolio invests in two different kinds of underlying funds: those that invest primarily in equity securities (equity funds) and those that invest primarily in fixed income securities (fixed income funds). Equity funds may include funds that invest in any security in furtherance of an investment goal of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in any security in furtherance of an investment goal of current income, including domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. The following table illustrates each Portfolio's target allocation among asset classes:

	Target Allocation of Underlying Funds
	Fixed Income Funds	Equity Funds
Conservative	60%	40%
Moderate	40%	60%
Growth	20%	80%
Aggressive Growth	0%	100%

In general, a greater percentage of equity funds in a Portfolio results in higher overall volatility. Investors should select carefully the Portfolio that is most appropriate for their goals and risk tolerance.

Within the broader categories of equity and fixed income funds, BlackRock seeks to diversify each Portfolio. Equity funds may be

1

further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. Fixed income funds may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors.

The final asset allocation targets are established by the BlackRock asset allocation committee based on its assessment of what mix of general risk and return characteristics will allow each Portfolio to achieve its investment goal. The committee meets regularly to assess market conditions, review the asset allocation targets of the Portfolios, and determine whether any changes are required.

Although the asset allocation targets listed for each Portfolio are general, long term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in each Portfolio based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. For example, the proportion of equity funds in the Moderate Portfolio will generally range from a low of 50% to a high of 70%, relative to the long term target of 60%. However, BlackRock may utilize larger adjustments if warranted by unusual market conditions.

BlackRock regularly monitors the allocations of the Portfolios to ensure that they adhere over time to the target allocations as established by the asset allocation committee. The Portfolios may be brought back to their target allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

The second step in the creation of each Portfolio is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Portfolio are considered when selecting underlying funds. The specific underlying funds selected for each Portfolio are determined at BlackRock's discretion and may change as deemed appropriate to allow the Portfolios to meet their investment goals. See "Description of Underlying Funds" for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment goals and primary investment strategies.

Because each of the Portfolios invests principally in shares of underlying funds, each is considered "non-diversified" under the

2

Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Portfolios, this risk is reduced because the underlying funds are themselves generally diversified.

The Prospectus is organized so that each Portfolio has its own short section. Simply turn to the section for any particular Portfolio to read about important Portfolio facts. Also included are sections that tell you about the underlying funds the Portfolios invest in, buying and selling shares, certain fees and expenses, shareholder features of the Portfolios and your rights as a shareholder. These sections apply to all the Portfolios.

3

BlackRock

Conservative Prepared Portfolio

Investment Goal

The Portfolio seeks a balance between long term capital appreciation and high current income, with a greater emphasis on income.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 40% of its assets in underlying funds that invest primarily in equity securities and 60% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 40%/60%, the Portfolio may have an equity/fixed income allocation that ranges from 50%/50% to 30%/70%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

4

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as

5

the same risks as the underlying funds in which it invests. The Portfolio invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)), and equity securities, including non-U.S. securities.

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if

6

currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or

7

policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (60%), Russell 3000® Index (32%) and MSCI EAFE Index® (8%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

8

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Other expenses[1]	.33%
Acquired fund (underlying fund) fees and expenses[1,2]	.66%
Total annual fund operating expenses	.99%
Fee waivers and expense reimbursements[3]	.20%
Net expenses[3]	.79%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .13% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$81	$295

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

9

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

10

BlackRock

Moderate Prepared Portfolio

Investment Goal

The Portfolio seeks a balance between long term capital appreciation and high current income, with a greater emphasis on capital appreciation.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 60% of its assets in underlying funds that invest primarily in equity securities and 40% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 60%/40%, the Portfolio may have an equity/fixed income allocation that ranges from 70%/30% to 50%/50%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

11

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that

12

they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests in underlying funds which invest in equity securities, including non-U.S. securities, and fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable

13

investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment

14

objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (40%), Russell 3000® Index (48%) and MSCI EAFE Index® (12%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

15

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Other expenses[1]	.30%
Acquired fund (underlying fund) fees and expenses[1,2]	.76%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements[3]	.21%
Net expenses[3]	.85%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .09% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$87	$316

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and

16

Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

17

BlackRock

Growth Prepared Portfolio

Investment Goal

The Portfolio seeks long term capital appreciation. Current income is also a consideration.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 80% of its assets in underlying funds that invest primarily in equity securities and 20% of its assets in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 80%/20%, the Portfolio may have an equity/fixed income allocation that ranges from 90%/10% to 70%/30%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

18

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that

19

they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests primarily in underlying funds which invest in equity securities, including non-U.S. securities, and to a lesser extent, underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable

20

investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the

21

risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (20%), Russell 3000® Index (64%) and MSCI EAFE Index® (16%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

22

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Other expenses[1]	.31%
Acquired fund (underlying fund) fees and expenses[1,2]	.87%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements[3]	.24%
Net expenses[3]	.94%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .07% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$96	$351

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

23

Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

24

BlackRock

Aggressive Growth Prepared Portfolio

Investment Goal

The Portfolio seeks long term capital appreciation. Current income is not a consideration.

Primary Investment Strategies

In pursuit of this goal, the Portfolio, which is a fund of funds, normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10%. Therefore, based on a target allocation of 100% of assets to equity funds, the Portfolio may have an equity/fixed income allocation ranging to 90%/10%. Although variations beyond the 10% range are generally not permitted, the BlackRock asset allocation committee may determine in light of market conditions or other factors that a greater variation is warranted to protect the Portfolio or achieve its investment goal.

Within the prescribed percentage allocations to equity and fixed income funds, the BlackRock asset allocation committee will select the target allocations to various styles of equity and fixed income. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location, or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the committee and can be changed to reflect the current market environment.

The underlying funds are selected primarily to implement the specific equity and fixed income styles in the recommended target asset allocation. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds are considered in the selection process.

25

The Portfolio may be rebalanced monthly to its current target allocation. In addition, daily cash flows may be directed to suitable underlying funds in order to minimize deviations during the month.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment goal. As part of its normal operations, the Portfolio may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Portfolio will not deviate from its normal strategies if it holds these securities pending investments.

Should the Fund's Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that

26

they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio invests primarily in underlying funds which invest in equity securities, including non-U.S. securities. The Portfolio may also invest in underlying funds which invest in fixed-income securities (including in some cases high yield securities (junk bonds)).

■  Investments in Mutual Funds: The Portfolio's investments are concentrated in underlying BlackRock funds, so the Portfolio's investment performance is directly related to the performance of the underlying funds. The Portfolio's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. The Portfolio generally does not invest directly in equity or debt securities to the same extent as a mutual fund that is not a fund of funds. In addition, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

■  Equity Securities Risk: The main risk of any investment in stocks is that values fluctuate in price. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

■  Small- and Mid-Capitalization Company Risk: Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

■  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable

27

investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

■  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in "Non-U.S. Securities Risk" above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

■  Allocation Risk: The Portfolio's ability to achieve its investment goal depends upon BlackRock's skill in determining the Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

■  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio's best interests when selecting underlying funds.

■  Non-Diversified Status: Because the Portfolio invests principally in shares of underlying funds, it is considered "non-diversified" under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market's assessment of the financial condition, of a company whose securities are held by the fund.

■  Fixed Income Securities Risk: Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below

28

historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

■  High Yield Securities Risk: Fixed-income securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies) are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. The market for high yield bonds is not as liquid as the markets for higher rated securities.

■  Derivatives Risk: The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds — Risks of Underlying Funds."

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented. The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Russell 3000® Index (80%) and MSCI EAFE Index® (20%), recognized unmanaged indices of U.S. stock and non-U.S. stock market performance, respectively.

29

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. The "Annual Fund Operating Expenses" table may not reflect expenses of the Portfolio after February 1, 2008.

Annual Fund Operating Expenses

(Expenses that are deducted from Portfolio assets)

Advisory fees	—
Other expenses[1]	.40%
Acquired fund (underlying fund) fees and expenses[1,2]	.98%
Total annual fund operating expenses	1.38%
Fee waivers and expense reimbursements[3]	.31%
Net expenses[3]	1.07%

  1  The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund (underlying fund) fees and expenses" are based on estimated amounts for the current fiscal year.

  2  The Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio's assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see "Information About the Underlying Funds — Description of Underlying Funds."

  3  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to .09% of average daily net assets until February 1, 2008. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the "Management" section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$109	$406

Fund Management

The fund management team is led by Philip Green, Managing Director at BlackRock Advisors, LLC (BlackRock), and Linda Zhang, PhD, Vice President at BlackRock. Mr. Green, the Portfolio's senior portfolio manager and Ms. Zhang, the Portfolio's associate portfolio manager, are jointly and primarily responsible for the day-to-day management of the Portfolio and have managed the Portfolio since its inception.

Mr. Green is responsible for multi-strategy portfolios at BlackRock and works closely with BlackRock's Central Strategy Group and

30

Quantitative Investments Group on various asset allocation products. He is also a member of BlackRock's Portable Alpha team. He joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures groups. Earlier, he led the currency overlay group.

Ms. Zhang is responsible for managing the BlackRock Asset Allocation Portfolio, a multi-strategy fund. She works with BlackRock's Central Strategy Group and Quantitative Investments Group on various asset allocation products. Prior to BlackRock's acquisition of State Street Research, she was a Vice President, a portfolio manager and a member of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the head of the Quantitative Strategy Group. Prior to that, Ms. Zhang was a Senior Quantitative Analyst, Vice President and Associate Portfolio Manager at Baring Asset Management.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

31

Information About the

Underlying Funds

Risks of Underlying
Funds

By owning shares of underlying funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may include funds that invest in domestic and non-U.S. equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the underlying funds may invest in derivatives. In the following discussion, references to a "fund" shall mean any one or more of the relevant underlying funds.

No Guarantee that Investments Will Increase in Value

While the management team chooses stocks and fixed-income securities it believes to be in line with a fund's investment style, there is no guarantee that the investments will increase in value or that they won't decline. In addition, if a model used by the management team fails to accurately predict which stocks or fixed-income securities will perform well, fund performance will suffer.

Investment Style

Because different kinds of stocks go in and out of favor depending on market conditions, a fund's performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

Investing in Equities

The main risk of any investment in stocks is that values fluctuate in price. The value of your investment can go up or down depending upon market conditions, which means you could lose money.

Small Market Capitalization Companies

Some funds may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have

32

fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell the fund's investment than if the fund held the securities of larger, more established companies.

Mid-Capitalization Companies

There is more business risk in investing in mid-capitalization companies than in larger, better capitalized companies. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

Initial Public Offerings

Initial public offerings (IPOs) and companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund's performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Interest Rate Risk

Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for a fund.

Credit Risk

Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Non-investment Grade Securities

Non-investment grade securities (high yield or junk bonds) carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its

33

market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the funds that invest in them. Also, the market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

If a fund invests in high yield securities that are rated C or below, the fund will incur significant risk in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. Some funds may purchase distressed securities that are in default or the issuers of which are in bankruptcy. These funds may be required to bear certain extraordinary expenses in order to protect and recover its investment. These funds also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

The expenses of a fund investing in high yield securities will be higher than those of mutual funds investing primarily in investment grade securities. The costs of investing in the high yield market are usually higher for several reasons, such as the higher costs for investment research and higher commission costs.

Investment Grade Securities

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Rule 144A Securities

A fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity in the fund during any period that qualified institutional buyers become uninterested in purchasing these types of securities.

34

Real Estate-Related Securities

Although the funds do not invest in real estate directly, some funds may invest in real estate-related securities and therefore are subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the performance of these funds is tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. The funds' investments in real estate-related securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate-related securities in which a fund may invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

Some of the funds invest in real estate investment trusts (REITS). In addition to the risks facing real estate-related securities, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Residential and Commercial Mortgage-Backed Securities

Some funds make investments in residential and commercial mortgage-backed securities (CMBS) and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. When interest rates rise, certain types of mortgage-backed

35

securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk." Extension risk may cause the average maturity of a fund's portfolio to increase. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Mortgage-Related Securities Issued by Governmental Entities

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (GNMA) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) are solely the obligations of FNMA or FHLMC, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Treasury Obligations

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Inflation Indexed Bonds

The principal value of an investment is not protected or otherwise guaranteed by virtue of a fund's investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

36

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund's gross income even if there is no corresponding receipt of cash. Due to certain distribution requirements imposed by U.S. federal income tax law, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital. See "Certain U.S. Federal Income Tax Consequences" in the SAI.

Municipal Securities

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that a fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

37

Some funds may, from time to time, invest a large percentage of their assets in securities whose issuers are located in a single state.

These investments would make the funds more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

Some funds may invest their assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, a fund may invest a certain percentage of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice.

The funds will rely on legal opinions of counsel to issuers of municipal securities as to the tax-free status of investments and will not do their own analysis. Legal opinions of counsel are not binding on taxing authorities and no assurance can be given that income received in respect of such securities will be free from taxation.

Where permitted by its investment policies, a fund may invest without limit in bonds the interest on which may be subject to the U.S. federal alternative minimum tax. Interest on these bonds that is received by taxpayers who are liable for the U.S. federal alternative minimum tax may be taxable.

Investments in a Particular Market Segment

Health Sciences and Healthcare Companies

A fund's strategy of concentrating in health sciences and related companies means that its performance will be closely tied to the performance of a particular market segment. Because the fund is concentrated in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of

38

health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

Science and Technology

A fund's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the fund's performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes a fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Energy and Natural Resources

A fund's strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. Because the fund is concentrated in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that a fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

39

Financial Services

Financial services companies may suffer a setback if regulators change the rules under which they operate. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities a fund may purchase may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that sector. Finally, financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Utilities and Telecommunications

When interest rates go up, the value of securities issued by utilities companies, such as electric, water and gas companies, and telecommunications companies historically has gone down. Although the average dividend yield of utilities and telecommunications industry stocks has been higher than those of other companies, the total return of utilities and telecommunications securities has historically underperformed those of industrial companies. In most countries and localities, the utilities and telecommunications industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities and telecommunications companies has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities and telecommunications companies. In addition, utilities and telecommunications companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Non-dollar and Non-U.S. Securities

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security's value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than

40

comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Some funds may, from time to time, invest more than 25% of their assets in securities whose issuers are located in a single country. These investments would make a fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

The expenses of a fund that invests substantially in non-U.S. securities can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

Emerging Markets

Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Investments in a Particular Geographic Region or Country

Latin America

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the

41

companies in which a fund invests and, therefore, the value of fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to a fund's ability to repatriate investment income, capital or the proceeds of sales of securities. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a fund's investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

42

Asia-Pacific Countries

In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia- Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

Japan

The Japanese economy (especially Japanese banks, securities firms and insurance companies) has experienced considerable difficulty in recent years. In addition, the Japanese Yen has gone up and

43

down in value versus the U.S. dollar. Japan may also be affected by turmoil in other Asian countries.

Europe

Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect a fund's European investments.

Russia

Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company's share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

U.S. Companies that Generate Revenue Abroad

Many U.S. companies in which a fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Derivatives

The management team may, when consistent with a fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. A fund typically may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A fund may also use derivatives for leverage, in which case their use would involve leveraging risk, or maintain liquidity and commit cash pending investment. A fund may seek to obtain market exposure to the securities in which it primarily invests by

44

entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). A fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

A fund's use of derivatives may reduce the fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the fund to sell or otherwise close a derivatives position could expose the fund to losses. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a fund's derivatives positions to lose value. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Leverage Risk

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a fund's portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund's return. This interest expense may be greater than the fund's return on the underlying investment.

45

Investments in Securities Prior to Their Date of Issue

A fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Transactions in Restricted or Illiquid Securities

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time a fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms than when it decided to sell the security.

High Portfolio Turnover

High portfolio turnover (more than 100%) may result in increased transaction costs to a fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect fund performance.

Non-Diversification

Some funds are non-diversified portfolios under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of these funds more than it would a diversified fund's.

Your Investment is Not Insured or Guaranteed

When you invest in a fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

46

Description of Underlying Funds

The BlackRock Prepared Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the equity funds and the fixed income funds, (i) the names of the underlying funds, (ii) unless otherwise noted, the expense ratio for the last fiscal year of the share class in which the Portfolios invest (i.e., either Institutional Shares or BlackRock Shares as available), and (iii) brief descriptions of the underlying funds' investment goals and primary investment strategies.

Equity Funds

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Aurora Portfolio	0.99%*	The fund seeks to provide high total return, consisting principally of capital appreciation. Under normal market conditions, the fund invests at least 80% of its total assets in small- and mid-capitalization common and preferred stocks and securities convertible into common and preferred stocks. The fund generally defines small- and mid-capitalization companies as those with market capitalizations comparable in size to the companies in the Russell 2500(TM) Value Index (between approximately $38 million and $10.8 billion as of December 31, 2005) or a similar index.

BlackRock Basic Value Fund	0.57%	The fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the fund believes are undervalued and therefore represent basic investment value. In selecting securities, fund management emphasizes companies that it believes are undervalued. Fund management places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which fund management believes the company will recover. The fund focuses its investments on companies with a market capitalization over $5 billion. The fund may invest up to 25% of its total assets in the securities of non-U.S. companies. The Fund concentrates its non-U.S. exposure on established companies in developed countries.

BlackRock Equity Dividend Fund	0.82%	The fund seeks long-term total return and current income. The fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. The fund will focus on issuers that have good prospects for capital appreciation. The fund may invest in securities of companies with any market capitalization. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers. The fund may invest in securities from any country.

47

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Focus Twenty Fund	1.60%	The fund seeks long-term capital appreciation. The fund tries to achieve its investment objective by investing primarily in common stock of approximately 20 to 30 companies that fund management believes have strong earnings and revenue growth and capital appreciation potential (also known as "aggressive growth companies"). The fund will emphasize common stock of companies with mid to large stock market capitalizations; however, the fund also may invest in the common stock of small companies. The fund generally invests at least 65% of its total assets in equity securities. Normally, the fund will invest in the common stocks of not less than 20 companies. The fund may invest without limitation in the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs").

BlackRock Focus Value Fund	1.01%	The fund seeks long term growth of capital. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities that fund management believes are undervalued relative to its assessment of the current or prospective condition of the issuer. The fund may invest in the securities of issuers with any market capitalization. The fund may invest a significant portion of its assets in the securities of a single issuer, which will increase the fund's exposure to the risks associated with that issuer. The fund may invest in debt securities of any maturity. The fund may invest in high yield debt securities that are rated below investment grade, commonly called "junk bonds."

BlackRock Fundamental Growth Fund	0.87%	The fund seeks long-term growth of capital. The fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock. The fund will generally invest at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock and rights to subscribe to common stock. Of these securities the fund will generally invest in common stock. In selecting securities, fund management emphasizes common stock of companies that have above-average rates of earnings growth. The fund may invest in companies of any size but emphasizes common stock of companies that have a medium to large stock market capitalization (currently, approximately $2 billion or more).

BlackRock Health Sciences Opportunities Portfolio	0.98%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The Health Sciences sector can include companies in Health Care Equipment & Supplies, Health Care Providers & Services, Biotechnology, and Pharmaceuticals. The fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Index or in similar companies, including non-U.S. companies. The fund reserves the right to invest up to 20% of total assets in other securities. These may include stocks of companies not associated with health sciences.

48

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Healthcare Fund	1.30%	The fund seeks long term capital appreciation through worldwide investment in equity securities of companies that, in the opinion of fund management, derive or are expected to derive a substantial portion of their sales from products and services in healthcare. The fund tries to achieve its objective by investing in a global portfolio of healthcare companies, emphasizing equity securities. Within this universe, the fund seeks to invest in companies that it believes have good prospects for earnings growth. Under normal circumstances, the fund will invest at least 80% of its assets in healthcare companies, meaning companies that derive a substantial portion (i.e. more than 50%) of their sales from products and services in the healthcare sector. While the fund seeks investments with a healthcare orientation, it has flexibility with respect to investing in specific industries within the general healthcare sector. The fund will normally maintain a global portfolio, investing in securities of companies located around the world. Although there are no limits on the percentage of assets the fund may invest in any particular country, fund management presently expects that a majority of its assets will be invested in companies located in the United States, Japan and Western Europe.

BlackRock Investment Trust	0.75%*	The fund's investment goal is to seek long-term capital appreciation. In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund's portfolio similar to those of the S&P 500® Index. In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

BlackRock Large Cap Core Fund	0.88%	The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Index.

BlackRock Large Cap Growth Fund	1.02%	The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Growth Index.

49

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Large Cap Value Fund	0.94%		The fund seeks long term capital growth. The fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies its investment adviser selects from among those that are, at the time of purchase, included in the benchmark Russell 1000® Value Index.

BlackRock Legacy Portfolio	0.86	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies. While the fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

BlackRock Mid Cap Value Opportunities Fund	0.99%		The fund seeks capital appreciation and, secondarily, income, by investing in securities, primarily in equity securities that fund management believes are undervalued and therefore represent an investment value. The fund tries to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of mid cap companies. In selecting securities, fund management emphasizes common stock and, to a lesser extent, securities convertible into common stock, that it believes are undervalued. The fund may invest up to 30% of its total assets in the securities of non-U.S. companies.

BlackRock Mid-Cap Growth Equity Portfolio	1.00	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which the fund management team believes have above-average earnings growth potential. The fund generally defines mid-capitalization growth companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $996 million and $18.4 billion as of December 31, 2005). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The management team focuses on U.S. mid-capitalization emerging growth companies.

BlackRock Mid-Cap Value Equity Portfolio	0.99	%*	The fund's investment goal is to seek long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. The fund generally defines mid-capitalization value companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $563 million and $18.1 billion as of December 31, 2005). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

50

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Natural Resources Trust	0.82%	The fund seeks long-term growth of capital and to protect the purchasing power of shareholders' capital by investing in a portfolio of equity securities of domestic and non-U.S. companies with substantial natural resource assets. The fund seeks to achieve its objective by investing in a portfolio consisting primarily of equity securities of U.S. and non-U.S. companies with substantial natural resource assets. The fund will, under normal circumstances, invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The fund will focus on investments in common stock. The fund can invest primarily in U.S. securities, primarily in non-U.S. securities, or partly in U.S. securities and partly in non-U.S. securities. The fund may invest in securities of issuers with any market capitalization.

BlackRock Real Investment Fund	1.32%	The fund seeks positive long term total return. The fund seeks to achieve its investment objective by investing primarily in commodity-linked derivative instruments, and U.S. Government securities and other debt obligations. The fund may invest in corporate bonds and notes, mortgage-backed securities, asset-backed securities, dollar rolls, and repurchase agreements and purchase and sale contracts. The debt obligations in which the Fund invests are primarily investment grade, fixed rate and floating rate debt securities of any maturity. The fund may also invest in futures contracts and related options, swap agreements and forward contracts. The fund may invest in mortgage-backed securities, collateralized mortgage obligations and zero coupon bonds sold by private issuers, such as banks, savings and loans and other entities. The fund seeks to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, which are designed to provide this exposure without direct investment in physical commodities or commodity futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, fund management seeks to provide exposure to various commodities and commodity sectors.

BlackRock Small Cap Core Equity Portfolio	1.30%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies (market capitalizations under $2 billion). The fund uses the Russell 2000® Index as a benchmark. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock.

51

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Small Cap Growth Equity Portfolio	0.78	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which the fund management team believes offer superior prospects for growth. The fund generally defines U.S. small capitalization growth companies as those whose market capitalizations, at the time of the fund's investment, are within the range of market capitalizations of companies in the Russell 2000® Growth Index during the most recent 365-day period. For the 365 days ended December 31, 2005, the range of market capitalizations of companies in the Russell 2000® Growth Index was approximately $13 million to $6.6 billion. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Small Cap Growth Fund II	1.22%		The fund seeks long-term capital growth. In selecting securities, the fund emphasizes those securities that fund management believes have above average prospects for earnings growth. The fund may also invest in securities that fund management believes are undervalued. The fund will, under normal circumstances, invest at least 80% of its assets in equity securities of small cap companies and invest at least 80% of its assets in securities or instruments of issuers located in the United States. The fund may invest in equity securities of companies of any market capitalization located outside the United States. Normally, non-U.S. investments will represent 10% or less of the fund's assets.

BlackRock Small Cap Value Equity Portfolio†	1.10	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies (market capitalizations under $2 billion). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Small/Mid-Cap Growth Portfolio	0.95	%*	The fund seeks to provide growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in small-capitalization and mid-capitalization companies. The fund generally defines these companies as those with market capitalizations similar to the market capitalizations of companies in the Russell 2500(TM) Growth Index (between approximately $26 million and $10.8 billion as of December 31, 2005) or a similar index. The fund's stock investments may include common and preferred stocks, securities convertible into common and preferred stock and warrants.

52

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock U.S. Opportunities Portfolio	1.09	%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. The fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index U.S. stocks (between approximately $36 million and $13.7 billion as of December 31, 2005). The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred stock.

BlackRock Utilities and Telecommunications Fund	0.98%		The fund seeks both capital appreciation and current income. Under normal circumstances, the fund will invest at least 80% of its assets in equity and debt securities issued by domestic and non-U.S. utilities companies. Utilities companies include telecommunications companies. The fund may invest in common stock, preferred stock and bonds. The bonds in which the fund may invest generally are limited to those rated investment grade. The fund intends to invest primarily in equity securities, but fund management may change its allocation among these types of investments as it deems appropriate to seek to meet the fund's objective. The fund may invest in securities of utilities companies throughout the world.

BlackRock Value Opportunities Fund	0.98%		The fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the fund believes have special investment value and emerging growth companies regardless of size. The fund tries to choose investments for capital appreciation—that is, investments that will increase in value. The fund invests in a diversified portfolio primarily consisting of common stock of small and emerging growth companies. The fund will invest primarily in U.S. companies that do most of their business in the United States, but may invest a portion of its assets in non-U.S. companies. It is anticipated that in the immediate future, the fund will invest not more than 30% of its total assets in the securities of non-U.S. issuers, including issuers in emerging markets.

BlackRock All-Cap Global Resources Portfolio	0.98	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets. The fund's investments may include common and preferred stock, securities convertible into common and preferred stock, warrants and depositary receipts.

53

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Developing Capital Markets Fund	1.50%	The fund seeks long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of issuers located in countries with developing capital markets. The fund will focus on investments in common stock. The fund will focus its investments on issuers in countries included within the MSCI Emerging Markets Free Index. There are no other limits on the geographic allocation of the fund's investments. The fund normally invests in securities from at least three different countries. The fund will invest in securities denominated in currencies other than the U.S. dollar.

BlackRock EuroFund	1.00%	The fund seeks capital appreciation primarily through investment in equity securities of corporations domiciled in European countries. The fund does not consider current income from dividends and interest to be an important consideration in selecting investments. Under normal circumstances, at least 80% of the fund's assets will consist of equity securities, primarily common stock and securities convertible into common stock, of companies located in Europe. In selecting securities, fund management emphasizes companies that it believes are undervalued. The fund has no limits on the geographic asset distribution of its investments within Europe. However, the fund anticipates that a majority of the fund's assets will be invested in companies located in Western European countries. If political and economic conditions warrant, the fund may invest in issuers located in Eastern European countries.

BlackRock Global Financial Services Fund	1.27%	The fund seeks capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of U.S. and non-U.S. financial services companies. The fund will focus on investing in common stock. The fund may invest in companies of any size, but fund management anticipates that it will focus mainly on large and medium-sized companies with market capitalizations greater than $1 billion. As a global financial services fund, the fund will make investments throughout the world, and there are no limits on the fund's ability to invest in any country or geographic region.

54

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Global Dynamic Equity Fund	1.27%		The fund's seeks to provide high total investment return. The fund seeks to achieve its objective through a fully managed investment policy utilizing United States and non-U.S. equity securities. For purposes of the fund's investment policies, equity securities include common stock, preferred stock, convertible securities, distressed securities, and securities or other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities. The fund seeks to achieve its objective by investing in equity securities of issuers located around the world. Generally, the fund seeks diversification across markets, countries, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where its investments may be located. The fund may invest in companies of any market capitalization.

BlackRock Global Growth Fund	1.12%		The fund seeks long term growth of capital. The fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock of companies worldwide. The fund generally invests at least 65% of its total assets in common stock of companies from at least three different countries. In selecting securities, fund management emphasizes companies that have experienced above average growth rates in earnings. The fund may invest in convertible securities, preferred stock and rights offerings.

BlackRock Global Opportunities Portfolio	1.35	%*	The Fund's investment goal is to seek long-term capital appreciation. The fund will invest at least 75% of its total assets in global equity securities of any market capitalization. The fund will invest, under normal market conditions, at least 40% of its total assets in issuers located outside of the U.S. The fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries. The fund may also invest up to 25% of its total assets in global fixed income securities including emerging market debt. Investment in fixed income securities will be made purely on an opportunistic basis.

BlackRock Global Resources Portfolio†	0.96	%*	The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets. The fund's investments may include common and preferred stock, securities convertible into common and preferred stock, warrants and depositary receipts.

55

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Global Science & Technology Opportunities Portfolio	1.35%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund will invest primarily in equity securities of U.S. and non-U.S. companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The fund normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S.

BlackRock Global SmallCap Fund	1.22%	The fund seeks long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various non-U.S. countries and in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of small cap issuers. The fund may also invest in emerging growth companies. The fund will focus on investments in common stock. The fund may invest in equity securities of companies throughout the world. The fund may invest in companies in developed markets and in emerging markets such as those in Eastern Europe, Latin America and the Far East, and fund management anticipates that a significant portion of the fund's investments will be in companies in such developing countries.

BlackRock Global Technology Fund	1.60%	The fund seeks long term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the investment adviser, derive a substantial portion of their income from products and services in technology related industries. Under normal circumstances, the fund will invest at least 80% of its assets in technology related securities. The fund invests in a global portfolio primarily consisting of equity securities of issuers that are expected to derive a substantial portion of their income from technology related industries. While there are no prescribed limits on geographic asset distribution, based upon the public market values in the world equity markets and anticipated technological innovations, it is anticipated that the fund will invest most of its assets in the securities of issuers located in the United States, Japan and other Asia-Pacific countries, Western Europe and Israel. Under normal circumstances, the fund will invest in equity securities of technology related issuers from a number of different countries throughout the world, including the United States. The fund may invest in companies of any size but emphasizes companies having large stock market capitalizations.

56

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Global Value Fund	1.01%	The fund seeks long term capital appreciation by investing primarily in equity securities of issuers located in various non-U.S. countries and the United States that the investment adviser believes represent investment value. The fund invests in a portfolio primarily consisting of equity securities of companies located in various countries throughout the world. The fund will generally invest at least 65% of its assets in equity securities of issuers from at least three different countries. The fund will focus on investments in common stock. The fund follows a value investing style that uses a bottom-up strategy for selecting investments. The fund may invest in companies of any size, but currently emphasizes common stock of companies with mid to large market capitalizations (currently, greater than $1 billion). As a global fund, the fund will make investments throughout the world, and there are no limits on the fund's ability to invest in any country or geographic region.

BlackRock International Fund	1.74%	The fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The fund will, under normal circumstances, invest at least 80% of its total assets in equity securities of a number of different countries throughout the world. In selecting securities, the fund emphasizes those securities that fund management believes are undervalued or have good prospects for earnings growth. The fund invests in securities of companies located in developed countries and countries with emerging capital markets outside the United States. The fund may invest, without limit, in countries with emerging capital markets, including countries in Eastern Europe, Latin America and the Far East. The fund may invest in companies of any size, but tends to focus on medium and large companies.

BlackRock International Opportunities Portfolio†	1.30%*	The fund seeks long-term capital appreciation. In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of S&P/Citigroup Extended Market Index Global Ex-U.S. stocks). The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

BlackRock International Value Fund	1.02%	The fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. Ordinarily, the fund invests in stocks of companies located in the developed non-U.S. markets. The fund invests in at least ten non-U.S. markets to seek to ensure diversification. The fund may invest in companies of any size. The fund normally invests at least 80% of its assets in stocks that pay dividends. In investing the fund's assets, Fund management follows a value investing style. This means that Fund management buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. The fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers.

57

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Latin America Fund	1.27%	The fund seeks long term capital appreciation by investing primarily in Latin American equity and debt securities. Under normal circumstances, the fund will invest at least 80% of its assets in Latin American securities. The fund currently emphasizes equity securities. The fund considers Latin American markets to include Mexico, Central America, South America and the Spanish speaking islands of the Caribbean, including Puerto Rico. There are no limits on the geographic allocation of the fund's investments within Latin America. Fund management, however, anticipates that a substantial portion of the fund's investments will be in companies and governments in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The fund will not seek to invest in a large number of countries in Latin America.

BlackRock Pacific Fund	0.82%	The fund seeks long term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies located in Far Eastern or Western Pacific countries. The fund will focus its investments in common stock and convertible debt securities. The fund invests in companies that it believes are undervalued relative to the market. The fund currently emphasizes companies with mid to large market capitalizations relative to their country and sector. The fund's investments are not, however, limited by a company's market capitalization and the fund may invest in companies with any market capitalization.

Fixed Income Funds

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Bond Fund	0.61%	The fund seeks current income. The fund also seeks growth of capital when consistent with its primary goal of current income. The fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The fund normally invests more than 90% of its assets in fixed-income securities. The fund invests primarily in investment grade fixed-income securities. The fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the fund's investments in non-U.S. securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the fund may also invest in issuers located elsewhere, including sovereign and corporate issuers in emerging markets. The fund may invest in fixed-income securities of any duration or maturity.

58

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Enhanced Income Portfolio	0.30	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds diversified among several categories. The fund's dollar-weighted effective duration will be between 0 and 18 months during normal market conditions. Individual investments will be restricted to those securities whose maximum effective duration at the time of purchase is less than 5 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities, corporate bonds and non-U.S. Government securities. The fund may also invest in money market instruments. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.

BlackRock GNMA Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in securities issued by the Government National Mortgage Association (GNMA) as well as other U.S. Government securities in the five to ten year maturity range. The fund normally invests at least 80% of its assets in GNMA securities. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality.

BlackRock Government Income Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government or its agencies. The fund normally invests at least 80% of its assets in bonds issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

59

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock High Income Fund	0.64%		The fund seeks current income. The fund also seeks growth of capital when consistent with its primary goal of current income. The fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The fund normally invests more than 90% of its assets in fixed-income securities. Under normal circumstances, the fund invests at least 80% of its assets in fixed-income securities that are rated in the lower rating categories by at least one of the recognized rating agencies (including Baa or lower by Moody's or BBB or lower by S&P or Fitch), or in unrated securities that fund management believes are of comparable quality. Securities rated below Baa or BBB are commonly known as "junk bonds." The fund may invest up to 100% of its assets in junk bonds, including up to 10% of its net assets in distressed securities. The fund may invest in junk bonds of any duration or maturity. The fund may invest up to 30% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the fund's investments in non-U.S. issuers will primarily be in issuers in Canada, Australia and the developed markets of Europe, although the fund may also invest in issuers in emerging markets.

BlackRock High Yield Bond Portfolio	0.55	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called "junk bonds") acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by the fund management team to be of similar quality. The fund can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies.

BlackRock Inflation Protected Bond Portfolio	0.30	%*	The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management. In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark). The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

60

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Intermediate Bond Portfolio	0.40	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Aggregate Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

BlackRock Intermediate Bond Portfolio II	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality. In addition, the fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

BlackRock Intermediate Government Bond Portfolio	0.60	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers Intermediate Government Index (the benchmark). The fund normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. Securities purchased by the fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the fund management team to be of similar quality. In addition, the fund's dollar-weighted average maturity will be between 3 and 10 years. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

61

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock International Bond Portfolio	0.78	%*	The fund seeks to realize a total return that exceeds that of the Citigroup Non-U.S. World Government Bond Index (the benchmark). In pursuit of this goal, the fund invests primarily in non-dollar denominated bonds of issuers located outside of the United States in the five to fifteen year maturity range. The fund normally invests at least 80% of its assets in bonds and at least 65% of its assets in bonds of a diversified group of non-U.S. issuers from at least three developed countries. The fund may invest more than 25% of its assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. The fund may from time to time invest in investment grade bonds of issuers in emerging market countries. The fund may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality.

BlackRock Long Duration Bond Portfolio	0.40	%*	The fund seeks to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Long Government/Credit Index (the benchmark). The management team evaluates sectors of the U.S. and non-U.S. bond markets and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, pass-throughs, asset-backed securities, corporate bonds and taxable and tax-exempt municipal bonds. The fund may also invest in preferred stock. Securities are purchased for the fund when the management team determines that they have the potential for above-average total return. The fund measures its performance against the benchmark. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

BlackRock Low Duration Bond Portfolio	0.40	%*	The fund seeks to realize a rate of return that exceeds the total return of the Merrill Lynch 1-3 Year Treasury Index (the benchmark). In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

62

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Managed Income Portfolio	0.65	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers U.S. Aggregate Index (the benchmark). The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality.

BlackRock Short-Term Bond Fund	0.67%	The fund seeks to maximize total return, consistent with capital preservation. Under normal circumstances, the fund invests at least 80% of its assets in bonds that permit it to maintain a portfolio duration of one to three years. The total rate of return for the fund is expected to rise and fall less than a longer duration bond fund. The fund invests mainly in investment grade, interest-bearing securities of varying maturities. The investment adviser buys and sells securities to manage portfolio duration, yield curve exposure, sector exposure, diversification and credit quality. The fund invests in securities within the following ratings limitation guidelines:
■ at least 70% of net assets in securities rated at least A or, if short-term, the second highest quality grade, by at least one of the major rating agencies such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P")
■ invest up to 30% of its assets in securities rated BBB/Baa by at least one of the major rating agencies that rate the securities and not rated above BBB/Baa by any such agency
			■ and up to 10% of its assets in securities rated below BBB/Baa by at least one of the major rating agencies that rate the security and not rated BBB/Baa or above by any such agency, but none below B

BlackRock Total Return Portfolio	0.40	%*	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ± 20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.

63

Fund Name	Estimated Expense Ratio		Investment Goal and Primary Investment Strategies
BlackRock Total Return Portfolio II	0.40	%*	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark). In pursuit of this goal, the fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. The fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the fund management team to be of similar quality.

BlackRock World Income Fund	1.00%		The fund seeks high current income by investing in a global portfolio of fixed-income securities denominated in various currencies, including multi-national currency units. The fund seeks to achieve its objective by investing in a global portfolio of fixed-income securities denominated in various currencies. There is no restriction on the types of debt securities the fund can buy or on the maturity of those securities. The fund may invest in U.S. and non-U.S. government and corporate fixed-income securities, including junk bonds and unrated securities. The fund normally will invest at least 90% of its assets in fixed-income securities, and may invest up to 100% of its assets in securities classified as junk bonds. The fund will spread its investments among different types of fixed-income securities and different countries based upon fund management's analysis of the yield, maturity and currency considerations affecting these securities. The fund's investments ordinarily will be denominated in at least three currencies. Substantially all of the fund's investments may be denominated in a single currency, including U.S. dollars.

BlackRock AMT-Free Municipal Bond Portfolio	0.45	%*	The fund's investment goal is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of this goal, the fund invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund manager believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities). The fund normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The fund emphasizes municipal securities in the ten to twenty year maturity range. The fund may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or convertible securities with a minimum rating of B. The fund intends to invest so that no more than 25% of its assets are represented by the municipal securities of issuers located in the same state.

64

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock High Yield Municipal Fund	0.66%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The fund will usually invest in municipal bonds that have a maturity of five years or longer. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the fund may invest in municipal bonds in any rating category, fund management presently intends to invest at least 65% of the fund's net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by S&P or Fitch or Baa or lower by Moody's), or if unrated, judged to be of comparable quality by the fund's investment adviser. Obligations rated below BBB or Baa are commonly known as "junk bonds." It is possible that the fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the fund's net assets in municipal bonds rated BBB or Baa or lower if fund management determines that there is an insufficient supply of such obligations available for investment. The fund may also invest up to 10% of its total assets in municipal bonds that are considered distressed securities.

BlackRock Intermediate Municipal Fund	0.74%	The fund seeks to provide shareholders with a high level of income exempt from Federal income taxes. The fund invests primarily in investment grade municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities, or other qualifying issuers. Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The fund expects, under normal circumstances, to maintain a dollar-weighted average maturity of three to ten years; however there is no limit on the remaining maturity of each individual municipal bond investment by the fund. Under normal circumstances, the fund will invest at least 80% of its assets in municipal bonds. The fund may invest in either fixed rate or variable rate obligations. Under normal circumstances, at least 80% of the fund's assets will be invested in investment grade municipal bonds. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis.

65

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Municipal Insured Fund	0.45%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund invests in investment grade municipal bonds covered by insurance guaranteeing the timely payment of principal at maturity and interest when due. Under normal circumstances, the fund will invest at least 80% of its assets in municipal bonds covered by insurance. The fund will usually invest a majority of its assets in municipal bonds that have a maturity of five years or longer.

BlackRock National Municipal Fund	0.58%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The fund will usually invest in municipal bonds that have a maturity of five years or longer. Although the fund's investment policies are not governed by specific rating categories, fund management does not presently intend to invest more than 35% of the Portfolio's assets in municipal bonds rated below investment grade (below BBB by S&P or Fitch, or below Baa by Moody's) or in unrated municipal bonds that fund management believes are of comparable quality.

66

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies
BlackRock Short-Term Municipal Fund	0.44%	The fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the fund. The fund invests primarily in a diversified portfolio of municipal bonds. Under normal circumstances, the fund invests at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Fund management considers a variety of factors when choosing investments, such as credit quality, yield analysis and maturity analysis. The fund invests primarily in investment grade municipal bonds or notes, including variable rate demand obligations, that have a maturity of less than four years. Under normal circumstances, the fund expects to invest all of its assets in such bonds or notes. Because of their shorter maturities, the fund's investments generally will not be as sensitive to changes in prevailing interest rates as are investments in long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely than those on long-term municipal bonds from time to time.

*  Expense ratio reflected is the annualized net expense ratio for the period February 1, 2006 to September 30, 2006. The expense ratio for this period more accurately estimates the expense ratio for this fund because of changes to the expense structure effective February 1, 2006. The expense ratio may differ from the net expense ratio reflected in the most recent shareholder report.

†  The fund is currently closed to new investors and therefore the Portfolios may not invest in it. The fund may re-open in the future.

67

Important Definitions

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for the underlying BlackRock funds is BlackRock.

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Credit Default Swaps: In entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Distribution Fees: Fees paid to a fund's distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Dollar Rolls: A dollar roll transaction involves a sale by a fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Dollar-Weighted Average Maturity: The average maturity of a fund is the average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

68

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund's net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Earnings Growth: The rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Emerging Market Stocks: Stocks issued by companies located in countries with emerging economies or securities markets. The list of emerging market countries includes, among others: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Equity Security: A security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholders, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

General Obligation Bonds: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

GNMA Securities: Securities issued and guaranteed by the Government National Mortgage Association (GNMA). These securities represent interests in pools of residential mortgage loans originated by private lenders and pass income from the initial debtors (homeowners) through intermediaries to investors.

Growth Companies: All stocks are generally divided into the categories of "growth" or "value," although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations. Value stocks are companies that appear

69

to the manager to be undervalued by the market as measured by certain financial formulas.

High Yield Bonds: Sometimes referred to as "junk bonds," these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Interest Expense: The cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the fund manager to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Investment Style: Refers to the guiding principles of a mutual fund's investment choices. The investment style refers to the type of securities the managers will choose for a fund.

Market Capitalization: Refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

70

Sector: All stocks are classified into a category or sector such as utilities, consumer services, basic materials, capital equipment, consumer cyclicals, energy, consumer non-cyclicals, healthcare, technology, transportation, finance and cash.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies: All stocks are generally divided into the categories of "growth" or "value," although there are times when a growth fund and value fund may own the same stock. Value stocks are companies that appear to the manager to be undervalued by the market as measured by certain financial formulas. Growth stocks are companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

71

About Your Investment

Buying Shares

Institutional Shares are offered without a sales charge to:

■  Institutional and individual investors with a minimum investment of $2 million

■  Certain qualified retirement plans

■  Investors in selected fee-based programs

■  Registered investment advisers with a minimum investment of $250,000

■  Trust departments of PNC Bank and Merrill Lynch Trust Company and their affiliates on behalf of clients for whom they

■  act in a fiduciary capacity (excluding participant-directed employee benefit plans)

■  otherwise have investment discretion or

■  act as custodian for at least $2 million in assets

■  Unaffiliated banks, thrifts or trust companies that have agreements with the Fund's distributor

■  Holders of certain Merrill Lynch-sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of one or more BlackRock funds

Purchase orders may be placed by calling (800) 441-7762.

Investors who currently own Institutional Shares of a Portfolio may make additional purchases of Institutional Shares of that Portfolio except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10.

Purchase orders received before the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of each Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open.

72

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a Portfolio and the underlying funds may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when Portfolio shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received by the Fund's transfer agent, whose job it is to keep track of shareholder records.

The price of each class of shares of each of the Portfolios is based on its NAV. The NAV for each Portfolio is calculated based on the NAVs of the underlying funds in which it invests. Each Portfolio's (and underlying fund's) assets that are individual securities are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, each Portfolio values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Fund's Board of Trustees. For example, the Portfolio will value a security that trades principally on a foreign market using the most recent closing market price from the market on which the security principally trades, unless, in BlackRock's judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value. Valuing securities at fair value

73

involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio's NAV. As a result, a Portfolio's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain financial institutions may buy and sell Institutional Shares on behalf of their customers. The institutions may charge a fee for this service and may impose additional conditions on owning fund shares. Shareholders should contact their institutions for more information.

Paying for Shares

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolio. If payment is not received by this time, you will be responsible for any loss to the Fund.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Fund to identify you. The Fund may also ask to see other identifying documents such as a driver's license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Fund may use a third party to obtain and verify this information. The Fund may not be able to establish an account, or it may close your existing account and/or redeem your shares involuntarily, if you do not provide sufficient information within the relevant time periods.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Institutional Shares is:

■  $2 million for institutions and individuals

74

■  $250,000 for registered investment advisers

The Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional Shares, including selected fee-based programs, as set forth in the "Buying Shares" section. The Fund does not accept third party checks as payment for shares.

The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of any share class of any Portfolio at any time for any reason.

Distribution and Service Plan

The Fund has adopted a plan (the Plan) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

In accordance with the Plan, Institutional shares currently do not make such payments. The Fund, however, may enter into non-Plan agreements with brokers, dealers, financial institutions and industry professionals (including PNC Bank, Merrill Lynch & Co., Inc. (Merrill Lynch), BlackRock and their affiliates) (Service Organizations) pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are in addition to, rather than in lieu of, fees the Fund pays to its transfer agent and are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, BlackRock Distributors, Inc. (the Distributor) and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its

75

or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Selling Shares

Shareholders may place redemption orders by telephoning (800) 441-7762. Shares are redeemed at the NAV per share next determined after receipt of the redemption order, minus any applicable redemption fee. See "Market Timing and Redemption Fees" below. The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Portfolios' custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Portfolios' custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Portfolios' custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a fund. No charge for wiring redemption payments is imposed by the Fund.

76

During periods of substantial economic market changes telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940.

The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

Market Timing and Redemption Fees

The Board of Trustees of the Fund has determined that the interests of long-term shareholders and the Fund's ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as "market timing." The Portfolios are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor, Institutional and R Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Portfolio and its shareholders. For example, large flows of cash into and out of a Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio's investment goal. Frequent trading may cause a Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Portfolio's performance.

A Portfolio or underlying fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio's securities and the determination of the Portfolio's NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling

77

Portfolio shares at a price that does not reflect their true value. A similar risk exists for Portfolios or underlying funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in "What Price Per Share Will You Pay?" above.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to a Portfolio or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of Portfolio shares. It is not expected that shareholders would be harmed by such legitimate activities.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of

78

shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund's distributor may terminate such financial intermediary's agreement with the distributor, suspend such financial intermediary's trading privileges or take other appropriate actions.

Each of the Fund's High Yield Bond, International Bond, Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities and International Opportunities Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 30-day period begins with each acquisition of shares through a purchase or exchange.

For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The Prepared Portfolios are not subject to a redemption fee.

The redemption fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The "first-in, first-out" method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Fund sells shares to some

79

401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Fund not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Fund's Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified retirement plan or account, or distribution from a 529 plan; (iv) shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans; and (v) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Portfolio or long-term shareholders.

The Fund's
Rights

The Fund may:

■  Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

■  Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the second paragraph in the section "Selling Shares" above,

80

■  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and

■  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Fund may redeem a shareholder's account in any Portfolio at any time if the net asset value of the account in such Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Statements

Every shareholder automatically receives quarterly account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Management

BlackRock Funds' adviser is BlackRock Advisors, LLC (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $1.075 trillion of assets under management as of September 30, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States, and Merrill Lynch & Co., Inc.

81

BlackRock will not receive any advisory fees from the Portfolios for its investment advisory services.

A discussion regarding the basis for the Board of Trustees of the Fund approving the Portfolios' investment advisory contract will be available in the Fund's semi-annual report to shareholders.

Information about the portfolio manager for each of the Portfolios is presented in the appropriate Portfolio section.

As discussed above, BlackRock has agreed contractually to cap each Portfolio's direct net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) at the levels shown in each Portfolio's expense table.

To achieve this cap, BlackRock and the Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the direct (i.e., excluding expenses attributable to investments in underlying funds) operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Portfolio's investment adviser or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

82

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by a Portfolio are paid within ten days after the end of each quarter. The Fund's Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a Portfolio at least annually at a date determined by the Fund's Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the Portfolio unless you instruct PFPC Inc. in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a Portfolio shortly before it makes a distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

Taxation of Distributions

Distributions paid out of a Portfolio's "net capital gain" generally will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period and other requirements may be eligible for long-term capital gain rates on such distributions to the extent the distributions are attributable to "qualified dividend income" received by the Portfolio and are paid out of the Portfolio's current or accumulated earnings and profits. "Qualified dividend income" generally consists of dividends received by the Portfolio from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies but including dividends paid by regulated investment companies, such as the underlying funds, that are designated as qualified dividend income) and certain foreign corporations provided certain holding period and other requirements are met. Distributions that are declared in October, November or December, but paid in January are taxable as if they were paid in December.

83

Your annual tax statement from the Fund will present in detail the tax status of your distributions for each year.

When you sell your shares of a Portfolio, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If more than half of the total asset value of a Portfolio is invested in non-U.S. stock or securities, the Portfolio may elect to "pass through" to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes in computing your taxable income. However, because the Portfolio is expected to invest in the underlying funds, which are U.S. companies, you will generally not be entitled to deduct or credit such taxes in computing your taxable income.

Distributions paid by a Portfolio with respect to certain qualifying dividends received by the Portfolio from domestic corporations, including certain dividends received from the underlying funds, may be eligible for the corporate dividends received deduction.

If you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of the Fund.

For a more detailed discussion of the U.S. federal income tax consequences of investing in a Portfolio, see "U.S. Federal Income Tax Consequences" in the SAI.

84

Exchange Privilege

Once you are a shareholder, you have the right to exchange Institutional Shares from one BlackRock fund to Institutional Shares of another to meet your changing financial needs. Please note that you can exchange only into a share class and BlackRock fund that are open to new investors, unless you have a current account in a BlackRock fund that is closed to new investors.

There is no required minimum amount with respect to exchanges of Institutional Shares. Institutional Shares of each BlackRock fund may be exchanged for Institutional shares of other funds which offer that class of shares, based on their respective net asset values. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. See "Taxation of Distributions." Please consult your tax or other financial adviser before making an exchange request.

Exchanges may be subject to the 2% redemption fee. See "Market Timing and Redemption Fees" above.

Investors who currently own Institutional Shares of a Portfolio may make exchanges into Institutional Shares of other BlackRock funds except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your new account application that you did not want the telephone exchange privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request for any reason.

The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See "Market Timing and Redemption Fees" above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

85

Important Notice Regarding Delivery of Shareholder Documents

The Portfolios deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on the Fund's website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Log into your account

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

86

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

87

For more information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Portfolios' investments. The annual report describes the Portfolios' performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolios' performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated December 18, 2006, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time is incorporated by reference into this Prospectus.

BlackRock Investment Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific Portfolio performance, including SAI and annual/semi-annual reports, free of charge. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com/funds

Written Correspondence

BlackRock Funds
c/o PFPC Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock Funds
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549.

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-EQ-INST 06

BLACKROCK FUNDSSM

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the Conservative Prepared Portfolio, Moderate Prepared Portfolio, Growth Prepared Portfolio and Aggressive Growth Prepared Portfolio (collectively, the “Prepared Portfolios”) of BlackRock FundsSM (the “Fund”).  The investment adviser for each Prepared Portfolio is BlackRock Advisors, LLC (“BlackRock” or the “Investment Adviser”).

This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Prepared Portfolios dated December 18, 2006, each as amended or supplemented from time to time (the “Prospectuses”).  Terms used but not defined herein have the meanings given to them in the Prospectuses.  Prospectuses and current shareholder reports of the Fund may be obtained at no charge by calling toll-free (800) 441-7762.

This Statement of Additional Information is dated December 18, 2006.

i

INVESTMENT POLICIES

The following supplements information contained in the Prospectuses concerning the Prepared Portfolios’ investment policies.  To the extent that an investment strategy is discussed in this Statement of Additional Information but not in the Prospectuses, such strategy is not a principal strategy of the Prepared Portfolios.  Except as indicated, the information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

This Statement of Additional Information also contains information on the underlying funds (as defined in the Prospectuses) in which the Prepared Portfolios may invest.  Unless otherwise indicated herein, references to a “Portfolio” or the “Portfolios” refer to the Prepared Portfolios and the underlying funds, references to “Equity Portfolios” refer to the Prepared Portfolios and the underlying funds that are equity funds (as defined in the Prospectuses) and references to “Bond Portfolios” refer to the Prepared Portfolios and the underlying funds that are fixed income funds (as defined in the Prospectuses)

Additional Information on Investment Strategies

Prepared Portfolios.  If the BlackRock asset allocation committee determines that no suitable BlackRock fund is available for a particular allocation with respect to a Prepared Portfolio, the committee may select underlying funds from equity or fixed income mutual funds or exchange-traded funds (“ETFs”) managed by other investment advisers, subject to applicable law.

Equity Portfolios.  Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts; general and limited partnerships and limited liability companies; and depositary receipts.

From time to time each of the Equity Portfolios may invest in shares of companies through initial public offerings (“IPOs”).  IPOs have the potential to produce, and have in fact produced, substantial gains for certain Portfolios.  There is no assurance that any Portfolio will have continued access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance.  The investment performance of a Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so.  In addition, as a Portfolio increases in size, the impact of IPOs on its performance will generally decrease.  Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

The Equity Portfolios may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell a Portfolio’s investment than if the Portfolio held the securities of larger, more established companies.

Science and Technology Companies.  Companies in the rapidly changing fields of technology and science face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The technology and science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

These companies may allocate greater than usual amounts of resources to research and product development.  The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs.  In addition, these companies could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence.

Health Sciences and Healthcare Companies.  A variety of important factors are influencing the health sciences and related industries in significant ways. The aging of the overall population, and a focus on good health and prevention of illness, as well as increased attention to the diagnosis of diseases and deficiencies, have generated growth in the health science field.

Technological advances in the development of drugs, medical devices and procedures and genetic engineering have similarly fostered growth in the health care area. The focus of consumers and regulators on health care costs, managed health care programs, health maintenance organizations and other service delivery arrangements have driven the industries further.

At the same time, these forces have heightened the difficulty of investing in health sciences companies. Shifts in consumer attitudes or regulatory policy, or new medical or technological developments, can have a substantial positive or negative effect on a company’s business. Such companies may face special risks that their products or services may not prove to be commercially successful or may be rendered obsolete by further scientific and technological developments.  The value of a Portfolio’s investment in a company whose products are not commercially successful or are rendered obsolete may decrease substantially.  Changes in the financial infrastructure for health sciences may also affect the companies. For example, changes in Medicare/Medicaid and private insurance coverage, as well as the consolidation or break-up of individual companies themselves, influence the overall business prospects of the health sciences sector.

The Portfolios may invest in companies that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with healthcare or medicine. Such companies may be in a variety of industries and may include pharmaceutical companies; companies that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical, diagnostic and biochemical research and development; and companies involved in the ownership and/or operation of healthcare facilities, including health maintenance organizations, insurance companies, and health information technology companies.

Natural Resources Companies.  Energy companies and companies with large natural resource holdings, including metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural commodities, can be significantly affected by the supply of and demand for specific products and services, the supply and demand for oil and gas, the price of oil and gas and other natural resource commodities, exploration and production spending, government regulation, world events and economic conditions. Natural resource companies can be significantly affecting by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices and tax and government regulations. At times, the performance of securities of energy and natural resources companies will lag the performance of other industries or the broader market as a whole.

Other risks inherent in investing in energy and natural resources companies include:

Supply and Demand Risk. A decrease in the production of natural gas, natural gas liquids (“NGLs”), crude oil, coal or other energy and other natural resource commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of energy and natural resources companies. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, increased competition from alternative energy sources or commodity prices. Alternatively, a sustained decline in demand for such commodities could also adversely affect the financial performance of energy and natural resources companies. Factors which could lead to a decline in demand include economic recession or other adverse economic conditions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, changes in commodity prices, or weather.

2

Depletion and Exploration Risk. Many energy and natural resources companies are either engaged in the production of natural gas, NGLs, crude oil, refined petroleum products or coal, or are engaged in transporting, storing, distributing and processing these items on behalf of shippers. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of energy and natural resources companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.

Regulatory Risk. Energy and natural resources companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy and natural resources companies.

Commodity Pricing Risk. The operations and financial performance of energy and natural resources companies may be directly affected by energy and other natural resource commodity prices, especially those energy and natural resources companies which own the underlying energy and other natural resource commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of energy and natural resources companies which are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for energy and natural resources companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Utility Industries. Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an in inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or manmade disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Portfolios may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

3

The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The emergence of competition and deregulation may result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates.  There can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulation may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States. The Portfolios’ investment policies are designed to enable them to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Portfolio, in order to attract significant capital for growth, foreign governments may seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business.

Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.

The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.

4

A number of states are considering or have enacted deregulation proposals. The introduction of competition into the industry as a result of such deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk, and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

Telecommunications. The telecommunications industry today includes both traditional telephone companies, with a history of broad market coverage and highly regulated businesses, and cable companies, which began as small, lightly regulated businesses focused on limited markets. Today these two historically different businesses are converging in an industry that is trending toward larger, competitive national and international markets with an emphasis on deregulation. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, paging, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. The presence of unregulated companies in this industry and the entry of traditional telephone companies into unregulated or less regulated businesses provide significant investment opportunities with companies that may increase their earnings at faster rates than had been allowed in traditional regulated businesses. Still, increasing competition, technological innovations and other structural changes could adversely affect the profitability of such utilities and the growth rate of their dividends. Given mergers and proposed legislation and enforcement changes, it is likely that both traditional telephone companies and cable companies will continue to provide an expanding range of utility services to both residential, corporate and governmental customers.

Gas. Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the adviser, however, environmental considerations could improve the gas industry outlook in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry may delay or prevent this result.

Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.  As with other utilities, increased regulation, increased costs and potential disruptions in supply may adversely affect investments in water supply utilities.

Utility Industries Generally. There can be no assurance that the positive developments noted above, including those relating to privatization and changing regulation, will occur or that risks other than those noted above will not develop in the future.

Inflation Protected Bonds.  The Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon

5

(payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Inflation Protected Bond Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Money Market Securities.

The Portfolios may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets.  In particular, the Portfolios may invest in:

(a)                                  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks);

(b)                                 high quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor’s (“S&P”), Prime-2 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or F-2 or higher by Fitch Investors Service, Inc. (“Fitch”), as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies;

(c)                                  unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Portfolio’s adviser;

(d)                                 asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

6

(e)                                  securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts;

(f)                                    dollar-denominated securities issued or guaranteed by non-U.S. governments or their political subdivisions, agencies or authorities;

(g)                                 funding agreements issued by highly-rated U.S. insurance companies;

(h)                                 securities issued or guaranteed by state or local governmental bodies;

(i)                                     repurchase agreements relating to the above instruments; and

(j)                                     municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States;

(k)                                  fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by S&P, or F-2 or higher by Fitch;

(l)                                     tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by S&P, or F-2 or higher by Fitch;

(m)                               municipal bonds rated A or higher by Moody’s, S&P or Fitch;

(n)                                 unrated notes, paper or other instruments that are of comparable quality to the instruments described above, as determined by the Portfolios’ adviser under guidelines established by the Board; and

(o)                                 municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

Municipal Investments.  The two principal classifications of Municipal Securities are “general obligation” securities and “revenue” securities.  General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.  Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer.  Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.  Municipal Securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities.  If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

Also included within the general category of Municipal Securities are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”) entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities.  Although lease obligations are not general obligations of the issuer for which the state or other governmental body’s unlimited

7

taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments.  However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis.  Although “non appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

The amount of information regarding the financial condition of issuers of Municipal Securities may be less extensive than the information for public corporations, and the secondary market for Municipal Securities may be less liquid than that for taxable obligations.  Accordingly, the ability of a Portfolio to buy and sell Municipal Securities may, at any particular time and with respect to any particular securities, be limited.  In addition, Municipal Securities purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and non-U.S. banks, as well as other financial institutions.  Changes in the credit quality of these institutions could cause loss to a Portfolio and affect its share prices.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issuance.  The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

Private Activity Bonds (“PABs”). PABs are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds.  Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on the note may be delayed or the note may not be fully repaid, and a Bond Portfolio may lose money.

Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to a Bond Portfolio since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

Yields. Yields on Municipal Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of a Bond Portfolio to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Bond Portfolio invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Securities and the obligations of the issuer of such Municipal Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. Participating VRDOs provide a Bond Portfolio with a specified undivided interest (up to

8

100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution that issued the participation interest upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. A Bond Portfolio would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

There is the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Portfolios have been advised by counsel that they should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations. It is not contemplated that any Bond Portfolio will invest more than a limited amount of its total assets in Participating VRDOs.

Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), VRDOs are not comparable to fixed rate securities. During periods of declining interest rates, a Bond Portfolio’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, a Bond Portfolio’s yield on a VRDO will increase and the Bond Portfolio’s shareholders will have a reduced risk of capital depreciation.

VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to a Bond Portfolio’s restriction on illiquid investments unless, in the judgment of the Board such VRDO is liquid. The Board may adopt guidelines and delegate to the adviser the daily function of determining and monitoring liquidity of such VRDOs. The Board, however, will retain sufficient oversight and will be ultimately responsible for such determinations.

Transactions in Financial Futures Contracts.  Certain of the Portfolios deal in financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (“CBT”) and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

The Municipal Bond Index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership that is also responsible for handling daily accounting of deposits or withdrawals of margin. The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by a Portfolio. As a result, a Portfolio’s ability to hedge effectively all or a portion of the value of its Municipal Securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Securities held by the Bond Portfolios. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Portfolio’s investments as compared to those comprising the Municipal Bond Index and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between futures contracts on U.S. Government securities and the Municipal Securities held by a Portfolio may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of Municipal Securities held by a Portfolio may be greater. Municipal Bond Index futures contracts were approved for trading in 1986. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

9

Call Rights.  A Bond Portfolio may purchase a Municipal Security issuer’s right to call all or a portion of such Municipal Security for mandatory tender for purchase (a “Call Right”). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Securities, subject to certain conditions. A Call Right that is not exercised prior to maturity of the related Municipal Security will expire without value. The economic effect of holding both the Call Right and the related Municipal Security is identical to holding a Municipal Security as a non-callable security. Certain investments in such obligations may be illiquid.

Municipal Interest Rate Swap Transactions.  In order to hedge the value of a Bond Portfolio against interest rate fluctuations or to enhance a Bond Portfolio’s income, a Bond Portfolio may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps (“MMD Swaps”) or Bond Market Association Municipal Swap Index swaps (“BMA Swaps”). To the extent that a Bond Portfolio enters into these transactions, the Bond Portfolio expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Bond Portfolio anticipates purchasing at a later date. A Bond Portfolio intends to use these transactions primarily as a hedge rather than as a speculative investment.

However, a Bond Portfolio also may invest in MMD Swaps and BMA Swaps to enhance income or gain or to increase the Bond Portfolio’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

A Bond Portfolio may purchase and sell BMA Swaps in the BMA swap market. In a BMA Swap, a Bond Portfolio exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments linked to the Bond Market Association Municipal Swap Index). Because the underlying index is a tax-exempt index, BMA Swaps may reduce cross-market risks incurred by a Bond Portfolio and increase a Bond Portfolio’s ability to hedge effectively. BMA Swaps are typically quoted for the entire yield curve, beginning with a seven day floating rate index out to 30 years. The duration of a BMA Swap is approximately equal to the duration of a fixed-rate Municipal Security with the same attributes as the swap (e.g., coupon, maturity, call feature).

A Bond Portfolio may also purchase and sell MMD Swaps, also known as MMD rate locks. An MMD Swap permits a Bond Portfolio to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Swap, a Bond Portfolio can create a synthetic long or short position, allowing the Bond Portfolio to select the most attractive part of the yield curve. An MMD Swap is a contract between a Bond Portfolio and an MMD Swap provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Bond Portfolio buys an MMD Swap and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Bond Portfolio equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Bond Portfolio will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in BMA and MMD Swaps, there is a risk that municipal yields will move in the opposite direction than anticipated by a Bond Portfolio, which would cause the Bond Portfolio to make payments to its counterparty in the transaction that could adversely affect the Bond Portfolio’s performance. A Bond Portfolio has no obligation to enter into BMA or MMD Swaps and may not do so. The net amount of the excess, if any, of a Bond Portfolio’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Bond Portfolio.

Reverse Repurchase Agreements and Other Borrowings.  Each Portfolio is authorized to borrow money.  Most Portfolios will not purchase securities at any time when borrowings exceed 5% of their total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. Certain Portfolios may also borrow in order to make investments. The purchase of securities while borrowings are outstanding will have the effect of leveraging the

10

Portfolio. Such leveraging increases the Portfolio’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Portfolio creates an opportunity for greater total return, but, at the same time, creates special risks. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio’s outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio’s securities.  Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Portfolio that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay on the borrowings, the Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Portfolio will be less than if leverage had not been used and, therefore, the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the adviser in its best judgment nevertheless may determine to maintain the Portfolio’s leveraged position if it expects that the benefits to the Portfolio’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price.  Such Agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the “1940 Act”).  Certain Portfolios may use the proceeds of reverse repurchase agreements to purchase additional securities that meet the Portfolios’ investment guidelines.  The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative.  Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio.  During the time a reverse repurchase agreement is outstanding, the adviser will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines.  A Portfolio’s reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.  In addition, each Prepared Portfolio and certain other Portfolios may borrow up to an additional 5% of its total assets for temporary purposes.

Certain types of borrowings by a Portfolio may result in the Portfolio being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the adviser from managing a Portfolio in accordance with the Portfolio’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Portfolio to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Each Portfolio may at times borrow from affiliates of the adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Portfolios may enter into dollar roll transactions.  A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price.  The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.  During the period between the sale and repurchase, a Portfolio will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio.  If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the performance would have been without the use of dollar rolls.  At the time a Portfolio enters into a dollar roll transaction, the adviser will designate assets on its books and records in an amount equal to the amount of the Portfolio’s commitments and will subsequently monitor the account to ensure that its value is maintained.  A Portfolio’s dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

11

Dollar roll transactions involve the risk that the market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.  If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio’s right to purchase or repurchase securities may be restricted.  Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments.  There is no assurance that dollar rolls can be successfully employed.

Tender Option Bonds.  Tender option bonds, also known as “put bonds” or “puttable securities”, generally are issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the Portfolios, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis.  Tender option bonds grant the Portfolios the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.  Tender option bonds may be considered derivatives and are subject to the risk thereof, including counterparty risk, interest rate risk and volatility.

Variable and Floating Rate Instruments.  To the extent permitted by applicable law, the Portfolios may purchase rated and unrated variable and floating rate instruments.  These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.  A Portfolio may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. The interest rate of an inverse floating obligation resets in the opposite direction from the market rate of interest on a security or index to which it is related.  An inverse floating obligation may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest.  The higher degree of leverage inherent in inverse floating obligations is associated with greater volatility in their market values. To seek to limit the volatility of these securities, a Portfolio may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The adviser believes that indexed and inverse floating obligations represent flexible portfolio management instruments for a Portfolio that allow the Portfolio to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Portfolio may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Portfolio may be required to pay substantial additional margin to maintain the position.

With respect to purchasable variable and floating rate instruments, the adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand.  Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.  The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

Indexed Securities. A Portfolio may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Portfolio may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Portfolio invests in these types of securities, the Portfolio’s return on such securities will be subject to risk with respect to the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Portfolio will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

12

Bank Loans.  Bank loans are generally non-investment grade floating rate instruments.  Usually, they are freely callable at the issuer’s option.  Each Prepared Portfolio and certain other Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a non-U.S. sovereign entity and one or more financial institutions (“Lenders”).  A Portfolio may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Portfolio considers these investments to be investments in debt securities for purposes of its investment policies.  Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower.  The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation.  As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.  The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio’s adviser to be creditworthy.  When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk.  The Portfolios may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby a Portfolio would agree to purchase a Participation or Assignment at set terms in the future.  For more information on forward commitments and when-issued securities, see “When-Issued Purchases and Forward Commitments” below.

A Portfolio may have difficulty disposing of Assignments and Participations.  In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors.  The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Portfolio’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.  Assignments and Participations will not be considered illiquid so long as it is determined by the Portfolios’ adviser that an adequate trading market exists for these securities.  To the extent that liquid Assignments and Participations that a Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio’s assets invested in illiquid assets would increase.

Preferred Stock.  The Portfolios each may invest in preferred stocks.  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects.  As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value.  Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.  Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities.  The Portfolios each may invest in convertible securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.  Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

13

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Portfolio are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk. As described below, a Portfolio may be authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of exchange rate fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

A Portfolio may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash- Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

14

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the adviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The adviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the adviser believes such a Manufactured Convertible would better promote a Portfolio’s objective than alternate investments. For example, the adviser may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Portfolio may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Portfolio created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and under-perform during periods when corporate fixed income securities outperform Treasury instruments.

Pay-in-kind Bonds.  The Portfolios may invest in Pay-in-kind, or PIK, bonds.  PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities.  Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment.  The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.  Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, each Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Money Market Obligations of Domestic Banks, Non-U.S. Banks and Non-U.S. Branches of U.S. Banks.  Each Portfolio may purchase bank obligations, such as certificates of deposit, notes, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion.  These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation.  The assets of a bank or savings institution will be deemed to include the assets of its domestic and non-U.S. branches for purposes of each Portfolio’s investment policies.  Investments in short-term bank obligations may include obligations of non-U.S. banks and domestic branches of non-U.S. banks, and also non-U.S. branches of domestic banks.

To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or non-U.S. corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a non-U.S. issuer.

Interest Rate and Extension Risk.  The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates.  Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.  The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio’s assets will vary.

During periods of rising interest rates, the average life of certain fixed income securities is extended because of slower than expected principal payments.  This may lock in a below-market interest rate and extend the

15

duration of these fixed-income securities, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

Mortgage Related and Asset-Backed Securities.  The Portfolios may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  See “Interest Rate and Extension Risk” above.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

The relationship between prepayments and interest rates may give some high-yielding mortgage- related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities.  During periods of falling interest rates, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  Because of these and other reasons, mortgage-related and other asset-backed security’s total return and maturity may be difficult to predict precisely.

A Portfolio from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed

16

security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Portfolio.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue.  Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include Ginnie Maes, which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.  FNMA is a government-sponsored organization owned entirely by private stockholders.  Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.  Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs, which are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank, are supported by the right of the issuer to borrow from the Treasury.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC generally does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.  FHLMC “Gold” PCs are guaranteed as to timely payment of interest and principal by FHLMC and represent 100% of the current fixed-rate production of the majority of FHLMC fixed-rate securities outstanding.

The Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduit (“REMIC”) pass-through or participation certificates (“REMIC Certificates”).  These multiple class securities may be issued by GNMA, U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans.  In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities.  Investors may purchase beneficial interests in CMOs and REMICs, which are known as “regular” interests or “residual” interests.  The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer.  Residual interests generally are junior to, and may be significantly more volatile than, “regular” CMO and REMIC interests.  The Portfolios do not currently intend to purchase residual interests.  The markets for CMOs and REMICs may be more illiquid than those of other securities.

Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate, bears a different stated maturity date and must be fully retired no later than its final distribution date.  Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates.  Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways.  In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates.  Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

17

Additional structures of CMOs or REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates.  Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis.  These simultaneous payments are taken into account in calculating the final distribution date of each class.  A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures.  These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

The scheduled principal payments for PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.  In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”).  PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool.  With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction.  FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission (“SEC”), and a Portfolio may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by a Portfolio in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Portfolio’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC’s interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (4) are not registered or regulated under the 1940 Act as investment companies. To the extent that a

18

Portfolio selects CMOs that cannot rely on the rule or do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

Asset-Based Securities. Certain Portfolios may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” A Portfolio will purchase only asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by S&P or Fitch, or Baa by Moody’s or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the adviser has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the adviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Portfolio may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Portfolio presently intends to invest directly in natural resource assets, a Portfolio would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Precious Metal-Related Securities. An Equity Portfolio may invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

U.S. Government Obligations.  The Portfolios may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities.  Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury.  Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts (“TIGRs”) and certificates of accrual on Treasury certificates (“CATs”)).  These certificates, as well as Treasury receipts and other stripped securities, represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations.  These instruments are issued at a discount to their “face value” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Examples of the types of U.S. Government obligations that may be held by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land

19

Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board. The Portfolios may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of the GNMA, FNMA and FHLMC.

Supranational Organization Obligations.  The Portfolios may purchase debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development.  Additional examples of such entities include the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Portfolio may lose money on such investments.

Lease Obligations.  The Portfolios may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”).

The adviser will monitor the credit standing of each borrower and each entity providing credit support and/or a put option relating to lease obligations.  In determining whether a lease obligation is liquid, the adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation.

Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment.  The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units.  Such non-payment would result in a reduction of income to a Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Portfolio.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled.  To enforce its rights in the event of a default in lease payments, the Portfolio might take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase a Portfolio’s operating expenses and adversely affect the net asset value of a Portfolio.  When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Portfolio would not have the right to take possession of the assets.  Any income derived from a Portfolio’s ownership or operation of such assets may not be tax-exempt.  In addition, a Portfolio’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, may limit the extent to which a Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company a Portfolio is subject to certain limitations on its investments and on the nature of its income.

Commercial Paper.  The Portfolios may purchase commercial paper.  Commercial paper purchasable by each Portfolio includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933.  Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Portfolio through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity.  Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

Repurchase Agreements.  Each Portfolio may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”).  Repurchase agreements are, in substance, loans.  Default by or bankruptcy of a seller would expose a Portfolio to

20

possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

Each Portfolio may enter into “tri-party” repurchase agreements.  In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Portfolio and its counterparties and, therefore, the Portfolios may be subject to the credit risk of those custodians.

The repurchase price under the repurchase agreements generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement).  The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio’s adviser.  A Portfolio’s adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest and any accrued premium).  The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement.  The Portfolio’s adviser will mark-to-market daily the value of the securities.  Securities subject to repurchase agreements will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.  Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Portfolio will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Portfolio’s ability to dispose of the underlying securities may be restricted.  Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, a Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

Investment Grade Debt Obligations.  The Portfolios may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by a Portfolio’s adviser.  The Intermediate Government Bond, Government Income and GNMA Portfolios may invest in debt securities rated Aaa by Moody’s or AAA by S&P.  It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.  If an investment grade security of a Portfolio is subsequently downgraded below investment grade, the Portfolio’s adviser will consider such an event in determining whether the Portfolio should continue to hold the security.  Subject to its investment strategies, there is no limit on the amount of such downgraded securities a Portfolio may hold, although under normal market conditions the adviser do not expect to hold these securities to a material extent.

See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

Non-Investment Grade Securities.  The Prepared Portfolios and certain other Portfolios may invest in non-investment grade or “high yield” fixed income or convertible securities commonly known to investors as “junk bonds.”

High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies’ evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company.  While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time.  High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated.  The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or

21

negatively, to reflect developments regarding the issuer’s financial condition.  High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield securities tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities.  Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.  The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities.  In some cases, obligations with respect to high yield securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio’s ability to fully recover principal or to receive interest payments when senior securities are in default.  Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.  An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio’s net asset value and the ability of the issuers to repay principal and interest.  If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.  Under certain economic and/or market conditions, a Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market.  An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio’s assets.  Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis.  Additionally, prices for high yield securities may be affected by legislative and regulatory developments.  These developments could adversely affect a Portfolio’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Portfolio’s securities, and judgment plays a more important role in determining such valuations.  Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Portfolio to dispose of such securities at a desirable price.  Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of a Portfolio’s liquid securities may become illiquid and the proportion of the Portfolio’s assets invested in illiquid securities may significantly increase.

22

High yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio before it matures.  If an issuer redeems the high yield securities, a Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk.  Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the adviser performs its own analysis of the issuers whose non-investment grade securities a Portfolio holds.  Because of this, the Portfolio’s performance may depend more on the adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities.  For a description of these ratings, see Appendix A to this Statement of Additional Information.

In selecting non-investment grade securities, the adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Portfolio.  The adviser continuously monitors the issuers of non-investment grade securities held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.  If a security’s rating is reduced below the minimum credit rating that is permitted for a Portfolio, the Portfolio’s adviser will consider whether the Portfolio should continue to hold the security.

In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio’s rate of return is based.

The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

Securities rated “C” are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

Investments in distressed securities are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Portfolio to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Portfolio seeks capital appreciation through investment in distressed securities, the Portfolio’s ability to achieve current income for its shareholders may be diminished. The Portfolio also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Portfolio, there can be no assurance that the securities or other assets received by the Portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by the Portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Portfolio’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Portfolio may be restricted from disposing of such securities. To the extent that a Portfolio becomes involved in such proceedings, the Portfolio may have a more active participation in the affairs of the issuer than that assumed generally by an investor.  The Portfolio, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

Mezzanine Investments.  The Prepared Portfolios and certain other Portfolios, consistent with restrictions on investing in securities of a specific credit quality, may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants).  Such mezzanine investments may be issued with or without registration rights.  Similar to other high yield securities, maturities of mezzanine investments are typically seven to

23

ten years, but the expected average life is significantly shorter at three to five years.  Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

Collateralized Bond Obligations.  The Prepared Portfolios and certain other Portfolios may invest in collateralized bond obligations (“CBOs”), which are structured products backed by a diversified pool of high yield public or private fixed income securities.  In addition, each Bond and Equity Portfolio may invest in CBOs to the extent that the securities underlying the CBO meet the credit quality requirements of the Portfolio.  The pool of securities is typically separated into tranches representing different degrees of credit quality.  The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate.  Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks.  The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate.  The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

When-Issued Purchases and Forward Commitments.  Each Portfolio may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment,” including “TBA” (to be announced) basis.  These transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

When a Portfolio agrees to purchase securities on this basis, the adviser will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines.  It may be expected that the market value of a Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

If deemed advisable as a matter of investment strategy, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date.  In these cases the Portfolio may realize a taxable capital gain or loss.

When a Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Portfolio’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities.  The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Rights Offerings and Warrants to Purchase.  Each Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of rights or warrants involves the risk that a Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration.  Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Buying a warrant does not make the Portfolio a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

Non-U.S. Investments.  The Portfolios may invest in non-U.S. securities, including securities from issuers located in emerging market countries. Investing in non-U.S. securities involves risks not typically associated with

24

investing in securities of companies organized and operated in the United States that can increase the chances that a Portfolio will lose money.

In addition to equity securities, non-U.S. investments of the Portfolios may include:  (a) debt obligations issued or guaranteed by non-U.S. sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a non-U.S. state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of non-U.S. banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in non-U.S. currencies; (e) debt obligations denominated in the Euro; and (f) non-U.S. corporate debt securities and commercial paper.  Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

To maintain greater flexibility, a Portfolio may invest in instruments which have the characteristics of futures contracts.  These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.  The risks of such investments could reflect the risks of investing in futures, currencies and securities, including volatility and illiquidity.

Currency Risk and Exchange Risk.  Because non-U.S. securities generally are denominated and pay dividends or interest in non-U.S. currencies, the value of a Portfolio that invests in non-U.S. securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Market Risk.  Portfolios that may invest in foreign securities offer the potential for more diversification than a Portfolio that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Portfolio will lose money. In particular, a Portfolio is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets or income back into the United States, or otherwise adversely affect a Portfolio’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations.  Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.  In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio’s operations.

Publicly Available Information.  In general, less information is publicly available with respect to non-U.S. issuers than is available with respect to U.S. companies.  Most non-U.S. companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States.  While the volume of transactions effected on non-U.S. stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange.  Accordingly, a Portfolio’s non-U.S. investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.  In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Settlement Risk.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such

25

as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Governmental Supervision and Regulation/Accounting Standards.  Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Portfolio.

Certain Risks of Holdings Fund Assets Outside the United States.  A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for the Portfolio as compared to investment companies that invest only in the United States

Foreign Economy Risk.  The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

The expense ratios of the Portfolios investing significantly in non-U.S. securities can be expected to be higher than those of Portfolios investing primarily in domestic securities.  The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of non-U.S. securities, higher commissions paid on comparable transactions on non-U.S. markets and additional costs arising from delays in settlements of transactions involving non-U.S. securities.

Sovereign Debt. Some Portfolios may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

26

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Investment in Emerging Markets. Certain Portfolios may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Portfolio’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Portfolio.  Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.  There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected market.  As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional investments.  The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Portfolio’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Investments in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Portfolios may hold from time to time various non-U.S. currencies pending investment or conversion into U.S. dollars.  Some of these instruments may have the characteristics of futures contracts.  In addition, certain Portfolios may engage in non-U.S. currency

27

exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio’s performance.  These investments and transactions involving non-U.S. securities, currencies, options (including options that relate to non-U.S. currencies), futures, hedging and cross-hedging are described below and under “Interest Rate Transactions and Currency Swaps,” “Non-U.S. Currency Transactions” and “Options and Futures Contracts.”

Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies.  Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Portfolio acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Portfolio may invest are subject to certain additional or specific risks. Certain Portfolios may make substantial investments in Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Portfolio and may have an adverse impact on the investment performance of the Portfolio.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on the Portfolios.  For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia- Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Portfolio itself, as well as the value of securities in the Portfolio’s portfolio.

In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

28

In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies.

Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Portfolio incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.  Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments.  Portfolio management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Portfolio may invest in countries in which foreign investors, including management of the Portfolio, have had no or limited prior experience.

Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio.  As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals.  There can be no assurance that a Portfolio will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Portfolio’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests. The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio.  For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Portfolio’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Portfolio’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The 1940 Act restricts a Portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Portfolio’s investments in certain foreign banks and other financial institutions.

Risks of Investments in Russia. A Portfolio may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the

29

underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Portfolio to lose its registration through fraud, negligence or mere oversight. While a Portfolio will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Portfolio of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Portfolio intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Portfolio.

Brady Bonds.  A Portfolio’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise.  Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors described above associated with investing in non-U.S. securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative.  There can be no assurance that Brady Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of its holdings.

ADRs, EDRs and GDRs.  Each Portfolio may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar global instruments.  ADRs typically are issued by an American bank or trust company and

30

evidence ownership of underlying securities issued by a non-U.S. corporation.  EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities.  GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis.  Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Non-U.S. Investments.”

Derivatives.  The Portfolios may use instruments referred to as derivative securities (“derivatives”). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. The Portfolios may use derivatives for hedging purposes. Certain Portfolios may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if the Portfolio is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. No Portfolio may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a derivative is used to offset the risks associated with other Portfolio holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Portfolio’s ability to hedge effectively its portfolio. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option. There can be no assurance that a Portfolio’s hedging strategies will be effective. No Portfolio is required to engage in hedging transactions and each Portfolio may choose not to do so.

Options and Futures Contracts.  To the extent consistent with its investment objective and policies and applicable law, each Portfolio may write (i.e., sell) covered call options, buy call options, write secured put options and buy put options for the purpose of hedging or earning additional income, which may be deemed speculative or cross-hedging.  Certain Portfolios may also purchase exchange-listed and over-the-counter put and call options on non-U.S. currencies, and may write covered call options on up to 100% of the currencies in its portfolio.  For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time.  These options may relate to particular securities, securities indices, or the yield differential between two securities or non-U.S. currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation.  A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its total assets at the time of purchase, and will not write options on more than 25% of the value of its total assets (measured at the time an option is written).  There is no limit on the amount of a Portfolio’s assets that can be put at risk through the use of options.  In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves.  A Portfolio will write call options only if they are “covered.”  In the case of a call option on a security, the option is “covered” if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are designated on the adviser’s books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines) upon conversion or exchange of other securities held by it.  For a call option on an index, the

31

option is covered if a Portfolio maintains with its custodian liquid assets equal to the contract value.  A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets designated on the adviser’s books and records to the extent required by SEC guidelines.

When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio.  When a Portfolio writes a put option, in return for receipt of the premium, it assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio’s statement of assets and liabilities as a deferred credit.  The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written.  The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices.  If an option purchased by a Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid.  If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated.  If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

There are several risks associated with transactions in options on securities and indexes.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”) may be absent for reasons which include the following:  there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

To the extent consistent with its investment objective and policies and applicable law, each Equity and Bond Portfolio may also invest in futures contracts and options on futures contracts (interest rate futures contracts, index futures contracts, or non-U.S. exchange futures contracts as applicable). These instruments are described in Appendix B to this Statement of Additional Information. There is no limit on the amount of a Portfolio’s assets that can be put at risk through the use of futures contracts and the value of a Portfolio’s futures contracts and options on futures contracts may equal or exceed 100% of its total assets.

To maintain greater flexibility, each of the Prepared Portfolios and certain other Portfolios may invest in instruments which have characteristics similar to futures contracts.  These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity at a future point in time.  The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a non-U.S. currency.  A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation.  A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold.  In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

32

A Portfolio may purchase and sell put and call options on futures contracts traded on an exchange or board of trade.  When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period.  When a Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised.  In connection with a Portfolio’s position in a futures contract or related option, the adviser will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the adviser’s or sub-adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

The Fund and the Prepared Portfolios have claimed exclusions from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under the Act.

Options on GNMA Certificates. A Bond Portfolio may invest in options on GNMA Certificates.  The following information relates to the unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Bond Portfolio, as a writer of a GNMA call holding GNMA Certificates as “cover” to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, a Bond Portfolio will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its “cover.”

A GNMA Certificate held by a Bond Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, a Bond Portfolio will no longer be covered, and the Bond Portfolio will either enter into a closing purchase transaction or replace such Certificate with a certificate that represents cover. When a Bond Portfolio closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

Interest Rate Transactions, Currency Swaps and Swaptions.  The Portfolios, to the extent permitted under applicable law, may enter into interest rate swaps, may purchase or sell interest rate caps and floors and may enter into options on swap agreements (“swaptions”).  The Portfolios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date.  They may also be used for speculation to increase returns.

In order to protect against currency fluctuations, certain Portfolios may enter into currency swaps.  Currency swaps involve the exchange of the rights of the Portfolios and another party to make or receive payments in specified currencies.

Certain Portfolios, to the extent permitted under applicable law, may enter into interest rate swaps, caps, floors and swaptions on either an asset-based or liability-based basis, depending on whether a Portfolio is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and

33

interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”.

A Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Portfolios may write (sell) and purchase put and call swaptions.

Whether the Portfolios’ use of swap agreements or swaptions will be successful in furthering their investment objectives will depend on the adviser’s or sub-adviser’s ability to predict correctly whether certain types of investments are likely to product greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps and floors are less liquid than swaps.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swaption, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

A Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap or swaption on a daily basis and its adviser or sub-adviser will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by SEC guidelines.  If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive.  Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Credit Default Swaps.  To the extent consistent with their investment strategies and applicable law, certain Portfolios may, for hedging or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.  The use of credit default swaps may be limited by the Portfolios’ limitations on illiquid investments. When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It

34

would also involve credit risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Credit Linked Securities. Among the income producing securities in which a Portfolio may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Portfolio may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may add leverage to the Portfolio’s portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Portfolio thereunder. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Generally, a Portfolio will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. If the total return swap transaction is entered into on other than a net basis, the full amount of the Portfolio’s obligations will be accrued on a daily basis, and the full amount of the Portfolio’s obligations will be segregated by the Portfolio in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Portfolio initially to make an equivalent direct investment, plus or minus any amount the Portfolio is obligated to pay or is to receive under the total return swap agreement.

35

Hybrid Instruments. Certain Portfolios seek to gain exposure to the commodities markets primarily through investments in hybrid instruments. Hybrid instruments are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are “commodity-linked.” They are considered “hybrid” instruments because they have both commodity-like and security-like characteristics. Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets.  Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Portfolio’s investments may be expected to under-perform an investment in traditional securities. Over the long term, the returns on the Portfolio’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Qualifying Hybrid Instruments. Certain Portfolios may invest in hybrid instruments that qualify for exclusion from regulation under the Commodity Exchange Act and the regulations adopted thereunder. A hybrid instrument that qualifies for this exclusion from regulation must be “predominantly a security.” A hybrid instrument is considered to be predominantly a security if (a) the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument; (b) the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (a), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity; (c) the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and (d) the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to applicable provisions of the Commodity Exchange Act. Hybrid instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Portfolio will receive at maturity the face or stated value of the note. With a principal protected hybrid instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in its value based on the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. The adviser’s decision whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and, therefore, depends on the creditworthiness of the issuer. With full principal protection, the Portfolio will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked has increased in value. Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument. However, partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

Hybrid Instruments Without Principal Protection. Certain Portfolios may invest in hybrid instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the hybrid instrument might not be returned. The adviser, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the adviser may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors that the adviser believes are relevant.

36

Limitations on Leverage. Some of the hybrid instruments in which a Portfolio may invest may involve leverage. To avoid being subject to undue leverage risk, a Portfolio will seek to limit the amount of economic leverage it has under any one hybrid instrument that it buys and the leverage of the Portfolio’s overall portfolio. A Portfolio will not invest in a hybrid instrument if, at the time of purchase: (i) that instrument’s “leverage ratio” exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable or (ii) the Portfolio’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase. “Leverage ratio” is the expected increase in the value of a hybrid instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a hybrid instrument with a leverage factor of 150%, a 1% gain in the underlying economic variable would be expected to result in a 1.5% gain in value for the hybrid instrument. Conversely, a hybrid instrument with a leverage factor of 150% would suffer a 1.5% loss if the underlying economic variable lost 1% of its value. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in a Portfolio’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on a Portfolio’s use of leverage stated above conflicts with the 1940 Act or the rules and regulations thereunder, the Portfolio will comply with the applicable provisions of the 1940 Act. A Portfolio may at times or from time to time decide not to use leverage in its investments or use less leverage than may otherwise be allowable.

Counterparty Risk. A significant risk of hybrid instruments is counterparty risk. Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor’s counterparty is the exchange clearinghouse. Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (e.g., ratings of AAA or AA by Standard & Poor’s). Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity. However, with a hybrid instrument, a Portfolio will take on the counterparty credit risk of the issuer. That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note.

Non-U.S. Currency Transactions.  Certain Portfolios, to the extent permitted by applicable law, may engage in non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates.  Those Portfolios may engage in non-U.S. currency exchange transactions in connection with the purchase and sale of portfolio securities (transaction hedging) and to protect the value of specific portfolio positions (position hedging).  The Portfolios may purchase or sell a non-U.S. currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that non-U.S. currency, and may also enter into contracts to purchase or sell non-U.S. currencies at a future date (“forward contracts”).

Forward non-U.S. currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.  A Portfolio may use forward non-U.S. currency exchange contracts to hedge against movements in the value of non-U.S. currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.  A Portfolio generally may enter into forward non-U.S. currency exchange contracts when deemed advisable by its adviser or sub-adviser under two circumstances.  First, when entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward non-U.S. currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the non-U.S. currency relative to the U.S. dollar or other non-U.S. currency.

Second, when a Portfolio’s adviser or sub-adviser anticipates that a particular non-U.S. currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of non-U.S. currency approximating the value of some or all of the Portfolio’s securities denominated in such non-U.S. currency.  With respect to any forward non-U.S. currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular non-U.S. currency, they also limit potential gains which might result from increases in the value of such currency.  A Portfolio will also incur costs in connection with forward non-U.S. currency exchange contracts and conversions of non-U.S. currencies and U.S. dollars.

37

A Portfolio may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities.  Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio’s securities are, or are expected to be, denominated, and to buy U.S. dollars.  Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging.  A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.  For example, a Portfolio may hold both Canadian government bonds and Japanese government bonds, and the adviser or sub-adviser may believe that Canadian dollars will deteriorate against Japanese yen.  The Portfolio would sell Canadian dollars to reduce its exposure to that currency and buy Japanese yen.  This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Portfolio to declines in the value of the Japanese yen relative to the U.S. dollar.

Liquid assets equal to the amount of the Portfolio’s assets that could be required to consummate forward contracts will be segregated on the books and records of the adviser or sub-adviser to the extent required by SEC guidelines.  For the purpose of determining the adequacy of the securities so segregated, the securities will be valued at market or fair value.  If the market or fair value of such securities declines, additional cash or securities will be added.

In general, currency transactions are subject to risks different from those of other portfolio transactions, and can result in greater losses to a Portfolio than would otherwise be incurred, even when the currency transactions are used for hedging purposes.  Hedging transactions involving currency instruments involve substantial risks, including correlation risk. While a Portfolio’s use of currency instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio’s shares, the net asset value of the Portfolio’s shares will fluctuate. Moreover, although currency instruments will be used with the intention of hedging against adverse currency movements, transactions in currency instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio’s hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements that do not occur, the Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

Stand-by Commitments.  Stand-by commitment agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. A Portfolio will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Portfolio’s other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. A Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a stand-by commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.  The purchase of a security subject to a stand-by commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Portfolio’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the stand-by commitment.

Under a stand-by commitment for a Municipal Security, a dealer agrees to purchase at the Portfolio’s option a specified Municipal Security at a specified price.  Stand-by commitments for Municipal Securities may be

38

exercisable by a Portfolio at any time before the maturity of the underlying Municipal Securities and may be sold, transferred or assigned only with the instruments involved.  It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration.  However, if necessary or advisable, a Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Securities which are acquired subject to the commitment for Municipal Securities (thus reducing the yield to maturity otherwise available for the same securities).  The total amount paid in either manner for outstanding stand-by commitments for Municipal Securities held by a Portfolio will not exceed ½ of 1% of the value of such Portfolio’s total assets calculated immediately after each stand-by commitment is acquired.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in an adviser’s or sub-adviser’s opinion, present minimal credit risks.  A Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes.  Stand-by commitments will be valued at zero in determining net asset value.  Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Tax-Exempt Derivatives.  To the extent permitted by applicable law, certain Portfolios may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used.  For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created.  Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof.  In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian.  Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities’ fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment.  A participation interest gives the Portfolio an undivided interest in a Municipal Security in the proportion the Portfolio’s participation bears to the total principal amount of the Municipal Security, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments.  The Prepared Portfolios and certain other Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities.  Neither the Portfolio nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

Tax-Exempt Preferred Shares.  The Prepared Portfolios and certain other Portfolios may invest in preferred interests of other investment funds that pay dividends that are exempt from regular Federal income tax. Such funds in turn invest in municipal bonds and other assets that pay interest or make distributions that are exempt from regular Federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investment in such tax-exempt preferred shares involves many of the same issues as investing in other open- or closed-end investment companies as discussed below. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries.  The Portfolios will treat investments in tax-exempt preferred shares as investments in municipal bonds.

Securities Lending.  A Portfolio may seek additional income by lending securities on a short-term basis.  Voting rights may pass with the lending of securities.  The trustees of the Fund will call loans of securities to vote proxies or otherwise obtain rights to vote or consent if a material event affecting the investment occurs.  The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities

39

or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities.  A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets.

A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans.  Any cash collateral received by a Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds.  Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) “first tier” quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO’s, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks) (i.e., CD’s, BA’s and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated and, to the extent permitted by SEC guidelines, affiliated money market funds.  Any such investments must be rated “first tier” and must have a maturity of 397 days or less from the date of purchase.

Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.  The Portfolio is obligated to return the collateral to the borrower at the termination of the loan.  A Portfolio could suffer a loss in the event the Portfolio must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Portfolio could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. A Portfolio could also experience delays and costs in gaining access to the collateral. Each Portfolio may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

PFPC Trust Company, an affiliate of BlackRock, currently acts as a lending agent for the Portfolios and is paid a fee for the provision of these services. The lending agent has hired BlackRock Capital Management, Inc. (“BCM”), a wholly-owned subsidiary of BlackRock, Inc., and pays BCM to provide advisory services with respect to the collateral of all of the clients of its securities lending program. The lending agent may invest such collateral in short-term investments, including the Institutional Money Market Trust (“IMMT”), a portfolio of money market securities, or high-quality, short-term instruments with a maturity date not to exceed 397 days.  BCM serves as investment adviser to IMMT, but receives no fees from IMMT for these services. Administrative and accounting services are provided by PFPC Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. PFPC, Inc. is paid a fee from IMMT at an annual rate not to exceed 0.10% of IMMT’s average daily net assets.

In addition, BlackRock Investment Management, LLC (“BIML”), an affiliate of BlackRock, may in the future act as a lending agent for the Portfolios and will be paid a fee for the provision of these services, including advisory services with respect to the collateral of the Fund’s securities lending program. BIML may invest such collateral in short-term investments, including in one or more investment companies or unregistered investment vehicles managed by BlackRock, BIML or their affiliates that invest, subject to applicable law, in money market securities or high-quality, short-term instruments.

The Portfolios may lend securities to broker-dealers who are affiliates of Merrill Lynch, subject to the terms of an exemptive order from the Securities and Exchange Commission (“SEC”).

Yields and Ratings.  The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue.  The ratings of Moody’s, Fitch and S&P represent their respective opinions as to the quality of the obligations they undertake to rate.  Ratings, however, are general and are not absolute standards of quality.  Consequently, obligations with the same rating, maturity and interest rate may have different market prices.  Subsequent to its purchase by a Portfolio, a rated security may cease to be rated.  A Portfolio’s adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security.  Subject to its other investment strategies, there is no limit on the amount of unrated securities a Portfolio may hold, although under normal market conditions the adviser and sub-adviser do not expect to hold these securities to a material extent.

40

Investment in Other Investment Companies.  In connection with the management of their daily cash positions and subject to applicable law, the Portfolios may invest in securities issued by other investment companies (including investment companies managed by BlackRock and its affiliates) which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share.  Such Portfolios may also, subject to applicable law, invest in securities issued by other investment companies with similar investment objectives, including investing in ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange.  The Portfolios may invest in securities issued by other investment companies (including investment companies managed by BlackRock and its affiliates) within the limits prescribed by the 1940 Act and set forth below.  These may include ETFs.  The Portfolios may purchase shares of investment companies investing primarily in non-U.S. securities, including so-called “country funds.”  Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country.  Securities of other investment companies will be acquired within limits prescribed by the 1940 Act.  As with other investments, investments in other investment companies are subject to market and selection risk. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management and advisory fees (which, in the case of investment companies managed by BlackRock and its affiliates, would be paid to BlackRock and its affiliates).  These expenses would be in addition to the management and advisory fees and other expenses the Portfolio bears directly in connection with its own operations. Investments by a Portfolio in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Stripped and Zero Coupon Obligations.  To the extent consistent with their investment objectives, the Portfolios may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations.  These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their “face value,” and may include stripped mortgage-backed securities (“SMBS”).  Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid.  The International Bond Portfolio also may purchase “stripped” securities that evidence ownership in the future interest payments or principal payments on obligations of non-U.S. governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations.  A common type of SMBS will have one class receiving all of the interest (“IO” or interest-only), while the other class receives all of the principal (“PO” or principal-only).  However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal.  If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.  The market value of SMBS can be extremely volatile in response to changes in interest rates.  The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments.  Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.  Additionally, current federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.  See “Taxes.”

Funding Agreements.  The Portfolios may invest in GICs and similar funding agreements. In connection with these investments, a Portfolio makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Generally, funding

41

agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Short Sales.  Certain Portfolios may make short sales of securities, either as a hedge against potential declines in value of a portfolio security, to realize appreciation when a security that the Portfolio does not own declines in value and in order to maintain portfolio flexibility. When a Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Portfolio is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Portfolio borrowed the security, regarding payment received by the Portfolio on such security, a Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Portfolio to the risks associated with those securities, such short sales involve speculative exposure risk. A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. As a result, if a Portfolio makes short sales in securities that increase in value, it will likely under-perform similar mutual funds that do not make short sales in securities. A Portfolio will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that a Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although a Portfolio’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

The Prepared Portfolios and certain other Portfolios may only make short sales “against the box.” In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical or similar security at no additional cost. When selling short “against the box,” a Portfolio forgoes an opportunity for capital appreciation in the security.

Liquidity Management.  As a temporary defensive measure if its adviser determines that market conditions warrant, each Equity Portfolio may invest without limitation in high quality money market instruments.  The Equity Portfolios may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests.  High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of non-U.S. issuers, bank obligations, including U.S. subsidiaries and branches of non-U.S. banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations.  Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

Illiquid Securities.  No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid.  GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits.  Each Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the “1933 Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act.  These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities.  This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price.  Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the fund may have to estimate their

42

value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.  Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities.  Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement.  If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms that when it decided to sell the security.

Guarantees.  A Portfolio may purchase securities which contain guarantees issued by an entity separate from the issuer of the security.  Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer’s payment obligations under a security if the issuer is unable to do so.

REITs.  In pursuing its investment strategy, a Portfolio may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate.  REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.  There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents.  Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments.  Hybrid REITs hold both ownership and mortgage interests in real estate.

The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs.  In addition, distributions received by a Portfolio from REITs may consist of dividends, capital gains and/or return of capital.  As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Portfolio’s investment strategy results in the Portfolio investing in REIT shares, the percentage of the Portfolio’s dividend income received from REIT shares will likely exceed the percentage of the Portfolio’s portfolio which is comprised of REIT shares.  Generally, dividends received by a Portfolio from REIT shares and distributed to the Portfolio’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Portfolio that shareholders of the Portfolio receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

REITs (especially Mortgage REITs) are subject to interest rate risk.  Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT.  Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Portfolio’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced.  Refinancing may reduce the yield on investments in Mortgage REITs.  In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may involve the same risks as investing in other small capitalization companies.  REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities.  Historically, small capitalization stocks, such as REITs, have been more volatile in price than large capitalization stocks such as those included in the S&P 500 Index.  The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT.  REITs may own properties through joint ventures or in other

43

circumstances in which the REIT may not have control over its investments.  REITs may incur significant amounts of leverage.

Master Limited Partnerships. The Equity Portfolios may invest in publicly traded master limited partnerships (“MLPs”) which are limited partnerships or limited liability companies taxable as partnerships. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Equity Portfolios intend to purchase publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The Equity Portfolios intend to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

Portfolio Turnover Rates.  A Portfolio’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase.  Portfolio turnover may vary greatly from year to year as well as within a particular year.  High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to a Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities.  The sale of a Portfolio’s securities may result in the recognition of capital gain or loss.  Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss.  These effects of higher than normal portfolio turnover may adversely affect a Portfolio’s performance.

ADDITIONAL INVESTMENT LIMITATIONS

The following section applies to the Prepared Portfolios only.

Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio’s outstanding shares (as defined below under “Miscellaneous”).

44

Each of the Portfolios may not:

1.                Purchase any securities which would cause 25% or more of the value of the Portfolio’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) each Portfolio may cause 25% or more of its total assets at the time of purchase to be invested in the securities of one or more investment companies; (b) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (d) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

2.             Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings.  Each Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.  For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

3.             Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

4.             Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

5.             Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio’s investment objective, policies and limitations may be deemed to be underwriting.

6.                Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts and currencies, to the extent permitted by applicable law.

7.             Purchase securities of companies for the purpose of exercising control.

8.             Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio’s transactions in futures contracts and related options or a Portfolio’s sale of securities short against the box, and (b) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9.             Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

10.           Make loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

11.                Purchase or sell commodities except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options, to the extent permitted by applicable law.

45

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken.  Any change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s total assets will not require the Portfolio to dispose of an investment until the adviser or sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

46

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board of Trustees.  The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:

Interested Trustees:

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Davis(3) BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 60	Trustee	Since 2005

Managing Director, BlackRock, Inc. (since 2005); Chief Executive Officer, State Street Research & Management Company (2000–2005); Chairman of the Board of Trustees, State Street Research mutual funds (“SSR Funds”) (2000–2005); Senior Vice President, Metropolitan Life Insurance Company (1999–2000); Chairman, SSR Realty (2000–2004).

				55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)	None

Laurence D. Fink(4) BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 52	Trustee and Chairman of the Valuation and Pricing Committee	Since 2000

Director, Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988; Chairman of the Management Committee; formerly, Managing Director of the First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of Nomura BlackRock Asset Management and several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore

				55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, BlackRock, Inc.

(1)                                                Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund’s code of regulations and Declaration of Trust.

(2)                                                A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

(3)                                                Mr. Davis is an interested person of the Fund due to his position at BlackRock, Inc.

(4)                                                Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.

47

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

funds; Co-Chairman of the Board of Trustees of Mount Sinai-NYU; Co-Chairman of the Board of Trustees of NYU Hospitals Center; member of the Board of Trustees of NYU; member of the Board of Executives of the New York Stock Exchange, and Trustee of the American Folk Art Museum.

48

Disinterested Trustees:

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Bruce R. Bond c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 Age: 60	Trustee	Since 2005	Retired; Trustee and member of the Governance Committee, SSR Funds (1997–2005).	55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, Avaya, Inc. (information technology).

Peter S. Drotch c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 Age: 64	Trustee and Chairman of the Compliance Committee	Since 2005	Retired; Trustee and member of the Audit Committee, SSR Funds (2003-2005); Partner, PricewaterhouseCoopers LLP (accounting firm) (1964–2000).	55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)

Director and Chairman of the Audit Committee, Tufts Health Plan; Director and Chairman of the Audit Committee, First Marblehead Corp. (student loan processing and securitization); Trustee and Chairman of the Finance Committee, University of Connecticut; Trustee, Huntington Theatre.

Honorable Stuart E. Eizenstat Covington & Burling 1201 Pennsylvania Avenue, NW Washington, DC 20004 Age: 63	Trustee	Since 2001

Partner and Head of International Practice, Covington & Burling (law firm) (2001-Present); Deputy Secretary of the Treasury (1999-2001); Under Secretary of State for Economic, Business and Agricultural Affairs (1997-1999); Under Secretary of Commerce for International Trade (1996-1997); U.S. Ambassador to the European Union (1993-1996).

				55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, UPS Corporation; Advisory Board member, The Coca-Cola Company; Advisory Board member, Group Menatep; Advisory Board member, BT Americas.

Robert M. Hernandez c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 Age: 62	Trustee, Vice Chairman of the Board and Chairman of the Audit Committee	Since 1996

Retired; Director (1991-2001), Vice Chairman and Chief Financial Officer (1994-2001), Executive Vice President-Accounting and Finance and Chief Financial Officer (1991-1994), USX Corporation (a diversified company principally engaged in energy and steel businesses).

				55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Lead Director, ACE Limited (insurance company); Director and Chairman of the Board, RTI International Metals, Inc.; Director, Eastman Chemical Company.

49

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Dr. Matina Horner c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 Age: 67	Trustee and Chairperson of the Governance and Nominating Committee	Since 2004	Retired; Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund (TIAA-CREF) (1989-2003).	55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)

Member and Former Chair of the Board of the Massachusetts General Hospital Institute of Health Professions; Member and Former Chair of the Board of the Greenwall Foundation; Trustee, Century Foundation (formerly The Twentieth Century Fund); Director and Chair of the Audit Committee, N STAR (formerly called Boston Edison); Director, The Neiman Marcus Group; Honorary Trustee, Massachusetts General Hospital Corporation.

50

Toby Rosenblatt c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 Age: 68	Trustee and Chairman of the Performance Review Committee	Since 2005

President (since 1999) and Vice President - General Partner (since 1990), Founders Investments Ltd. (private investments); Trustee, SSR Funds (1990-2005); Trustee, Metropolitan Series Fund, Inc. (2001-2005).

			55 (includes 50 Portfolios of the Fund and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, A.P. Pharma, Inc.; Trustee, The James Irvine Foundation (since 1997); Chairman, The Presidio Trust (a Federal corporation) (1997-2005).

David R. Wilmerding, Jr. c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 Age: 71	Trustee and Chairman of the Board	Since 1996

Chairman, Wilmerding & Associates, Inc. (investment advisors) (since 1989); Chairman, Coho Partners, Ltd. (investment advisors) (2003-2006); Director, Beaver Management Corporation (land management corporation); Managing General Partner, Chestnut Street Exchange Fund, Chairman 2006; Director, Peoples First, Inc. (bank holding Company) (2001-2004).

56 (includes 50 Portfolios of the Fund, 5 Portfolios of BlackRock Bond Allocation Target Shares and 1 Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial Management Inc. and BlackRock Institutional Management Corporation.)

None

51

Executive Officers Who Are Not Trustees:

Name, Address and Age	Position(s) Held with Fund	Term of Office(5) and Length of Time Served	Principal Occupation(s) During Past Five Years
Anne Ackerley BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 44	Vice President	Since 2003 (previously served as Assistant Secretary since 2000)

Managing Director, BlackRock, Inc. (since May 2000); First Vice President and Operating Officer, Mergers and Acquisitions Group (1997–2000), First Vice President and Operating Officer, Public Finance Group (1995–1997), and First Vice President, Emerging Markets Fixed Income Research (1994–1995), Merrill Lynch & Co.

Bart Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 47	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since 2004

Chief Compliance Officer and Anti-Money Laundering Compliance Officer of BlackRock, Inc. (since 2004); Managing Director (since 2003), and Director (1998-2002) of BlackRock, Inc.; Compliance Officer at Moore Capital Management (1995-1998).

Brian P. Kindelan BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Age: 47	Secretary	Since 1997

Managing Director and Senior Counsel (since January 2005), Director and Senior Counsel (2001-2004) and Vice President and Senior Counsel (1998-2000), BlackRock Advisors, Inc.; Senior Counsel, PNC Bank Corp. (May 1995-April 1998).

Donald C. Burke BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 46	Treasurer	Since 2006

Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers (“MLIM”) and Fund Asset Management (“FAM”) from (2006), First Vice President thereof (1997-2005) and Treasurer thereof (since 1999), Vice President of MLIM and FAM (1990-1997).

Edward Baer BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 38	Assistant Secretary	Since 2005	Director and Senior Counsel of BlackRock, Inc. (since 2004); Associate, Willkie Farr & Gallagher LLP (2000-2004); Associate, Morgan Lewis & Bockius LLP (1995-2000).

Henry Gabbay BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 58	President	Since 2005	Managing Director, BlackRock, Inc. (since 1989).

(5)                                  Each officer holds office for an indefinite term until the earlier of (1) the next meeting of trustees at which his or her successor is appointed and (2) such time as such officer resigns or his or her term as an officer is terminated in accordance with the Fund’s code of regulations and Declaration of Trust.

52

Name, Address and Age	Position(s) Held with Fund	Term of Office(5) and Length of Time Served	Principal Occupation(s) During Past Five Years
Howard Surloff BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Assistant Secretary	Since 2006	General Counsel of U.S. Funds at BlackRock, Inc. (since June 2006); General Counsel (U.S.), Goldman Sachs Asset Management (1993-2006).

Jay Fife BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 36	Assistant Treasurer	Since 2006

Director of BlackRock Inc. (since 2006); Assistant Treasurer of registered investment companies managed by MLIM (2005-2006), Director of MLIM Fund Services Group (2001-2006) and Vice President and Assistant Treasurer of IQ Funds (2005-2006).

Neal J. Andrews BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 40	Assistant Treasurer	Since 2006

Managing Director of Administration and Operations Group, BlackRock Inc. (since August 2006); Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. (1992-2006).

Robert Mahar BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 61	Assistant Treasurer	Since 2006

Director, Global Portfolio Compliance (since 2006); Director and Divisional Compliance Officer for Equities (2002–2006); Director, Portfolio Administration (1999–2001) and Vice President (1996-1999), MLIM; Member of Investment Management Team for Merrill Lynch Pacific Fund, Merril Lynch Growth Fund and Merril Lynch Global Value Fund (1996–1999).

Spencer Fleming BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 37	Assistant Treasurer	Since 2006	Vice President of BlackRock Portfolio Compliance Group (since 2004); Associate in BlackRock Administrative Group (2001-2004); Assistant Vice President, Delaware Investments (1992-2001).

Vincent Tritto BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 45	Assistant Secretary	Since 2003

Managing Director and Assistant Secretary (since January 2005) and Director and Senior Counsel (2002–2004) of BlackRock, Inc. Executive Director (2000–2002) and Vice President (1998–2000), Morgan Stanley & Co. Incorporated and Morgan Stanley Asset Management Inc. and officer of various Morgan Stanley-sponsored investment vehicles; Counsel (1998); Associate (1988–1997), Rogers & Wells LLP, New York, NY.

The standing committees of the Board are the Audit Committee, the Governance and Nominating Committee, the Compliance Committee, the Valuation and Pricing Committee and the Performance Review Committee.

The members of the Audit Committee are Messrs. Drotch, Hernandez and Wilmerding. Mr. Hernandez serves as Chairman.  The Audit Committee is responsible for, among other things:  (i) considering management’s recommendations of independent accountants for the Fund and evaluating such accountants’ performance, costs and financial stability; (ii) reviewing and coordinating audit plans prepared by the Fund’s independent accountants and management’s internal audit staff; and (iii) reviewing financial statements contained in periodic reports to

53

shareholders with the Fund’s independent accountants and management.  The Audit Committee met 5 times in the last fiscal year.

The members of the Governance and Nominating Committee are Dr. Horner and Messrs. Eizenstat, Bond and Hernandez.  Mr. Wilmerding is an ex-officio member.  Dr. Horner serves as Chairwoman.  The Committee is responsible for selecting and nominating “disinterested” trustees of the Fund.  The Committee will consider nominees recommended by shareholders when a vacancy becomes available.  Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Fund’s Secretary.  The Committee also is responsible for, among other things, the scheduling and organization of board meetings, evaluating the structure and composition of the board and determining compensation of the Fund’s disinterested trustees.  The Committee met 4 times in the last fiscal year.

The members of the Compliance Committee are Dr. Horner and Messrs. Drotch and Rosenblatt.  Mr. Wilmerding is an ex-officio member.  Mr. Drotch serves as Chairman.  The Committee is responsible for monitoring compliance issues regarding the Fund.  The Committee met 3 times in the last fiscal year.

The members of the Valuation and Pricing Committee are Messrs. Bond, Davis, Drotch, Eizenstat, Fink, Hernandez, Rosenblatt, Wilmerding and Dr. Horner.  Mr. Fink serves as Chairman.  The Committee is responsible for valuation issues regarding the Fund’s portfolio securities.  The Committee met 4 times in the last fiscal year.

The members of the Performance Review Committee are Messrs. Bond, Eizenstat, Rosenblatt and Wilmerding.  Mr. Rosenblatt serves as Chairman.  The Committee is responsible for reviewing the performance of the Portfolios.  The Committee is newly formed and therefore did not meet in the Fund’s last fiscal year.

The following table shows the dollar range of equity securities owned by the Trustees in the Prepared Portfolios and in other investment companies overseen by the Trustees within the same family of investment companies as of December 31, 2005. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services.

Name of Trustee	Dollar Range of Equity Securities in the Prepared Portfolios	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Interested Trustees
Richard S. Davis	None	$10,001-$50,000
Laurence D. Fink	None	Over $100,000

Disinterested Trustees
Toby Rosenblatt	None	Over $100,000
Stuart E. Eizenstat	None	$1-$10,000
Robert M. Hernandez	None	Over $100,000
Dr. Matina Horner	None	None
Bruce R. Bond	None	Over $100,000
Peter S. Drotch	None	Over $100,000
David R. Wilmerding, Jr.	None	None

54

Compensation

Trustees who are not affiliated with BlackRock or BlackRock Distributors, Inc. (“BDI”) receive from the BlackRock open-end funds (BlackRock Funds and BlackRock Bond Allocation Target Shares (“BATS”)) the following: an annual retainer payment of $130,000, $10,000 for each Board meeting that they attend, whether by phone or in person; in addition, the Chairman and Vice Chairman of the open-end Boards receive an additional $50,000 and $5,000 per year, respectively, for their service in such capacities and trustees who are not affiliated with BlackRock or BDI receive from the BlackRock open-end funds (BlackRock Funds and BATS) the following: $2,500 for each committee meeting that they attend, whether by phone or in person, and the Audit Committee Chairman receives an additional $15,000 and each other committee chairperson an additional $5,000 per year, for their service in such capacities.  Trustees who are not affiliated with BlackRock or BDI are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof.  The term of office of each trustee will automatically terminate at the end of the calendar year in which such trustee reaches 72 years of age.  Other than the Fund’s Chief Compliance Officer and certain of his staff, no officer, director or employee of BlackRock, PFPC Inc. (“PFPC”) (with BlackRock, the “Administrators”), BDI, PNC Bank, National Association (“PNC Bank”) or BlackRock, Inc. currently receives any compensation from the Fund.  As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of the Fund.

The table below sets forth the compensation actually received from the Fund and the Fund Complex of which the Fund is a part by the disinterested trustees and the Fund’s Chief Compliance Officer and certain of his staff for the fiscal year ended September 30, 2006.  The Trustees and the Chief Compliance Officer and certain of his staff are paid jointly by the Fund and BATS.  The portion of such compensation to be paid by each of the Fund and BATS is determined based on total net assets of each at the end of each fiscal year.

		Pension or
		Retirement	Estimated	Total
	Aggregate	Benefits Accrued	Annual	Compensation
	Compensation	as Part of Fund	Benefits upon	from Registrant
	from Registrant	Expenses	Retirement	and Fund Complex
David R. Wilmerding, Jr.	$149,603	N/A	N/A	149,750	(3)(1)

Honorable Stuart E. Eizenstat	$137,865	N/A	N/A	138,000	(2)(1)

Robert M. Hernandez	$147,605	N/A	N/A	147,750	(2)(1)

Dr. Matina Horner	$143,109	N/A	N/A	143,250	(2)(1)

Bruce R. Bond	$138,114	N/A	N/A	138,250	(2)(1)

Peter S. Drotch	$140,361	N/A	N/A	140,500	(2)(1)

Toby Rosenblatt	$133,619	N/A	N/A	133,750	(2)(1)

Bart Battista, Chief Compliance Officer and Anti-Money Laundering Officer(2)	$402,410	N/A	N/A	402,810

(1)          Total number of investment company boards trustees served on within the Fund Complex.

(2)          The Fund’s Chief Compliance Officer and certain of his staff are paid jointly by the Fund, other funds in the BlackRock fund family and BlackRock.  The Fund’s Board approves annually the compensation for the Chief Compliance Officer and certain of his staff, including the appropriate portion of such compensation to be paid by the Fund.

55

SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust.  However, the Fund’s Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.  The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason.  The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee.  With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.

INVESTMENT ADVISORY, ADMINISTRATION,
DISTRIBUTION AND SERVICING ARRANGEMENTS

The following section applies to the Prepared Portfolios only.

Advisory Agreement.  The advisory services provided by BlackRock are described in the Prospectuses.

BlackRock will not receive any advisory fees from the Portfolios for its advisory services.

BlackRock renders advisory services to each of the Portfolios pursuant to an Investment Advisory Agreement. The Investment Advisory Agreement with BlackRock is referred to as the “Advisory Contract.”

A discussion regarding the basis for the Board’s approval of the Advisory Contract will be available in the Fund’s semi-annual report to shareholders.

Under the Advisory Contract, BlackRock is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contract.  Under the Advisory Contract, BlackRock is liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The Advisory Contract is terminable as to a Portfolio by vote of the Fund’s Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days’ written notice to BlackRock.  BlackRock may also terminate their advisory relationship with respect to a Portfolio on 60 days’ written notice to the Fund.

Administration Agreement.  BlackRock and PFPC serve as the Fund’s co-administrators pursuant to an administration agreement (the “Administration Agreement”).  PFPC has agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders;

56

prepare and file certain reports required by regulatory authorities; prepare and file federal and state tax returns; prepare and file material requested by state securities regulators; calculate various contractual expenses; compute each Portfolio’s net asset value, net income and net capital gain or loss; and serve as a liaison with the Fund’s independent public accountants.  The Administrators may from time to time voluntarily waive administration fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses.

Under the Administration Agreement, the Fund pays to BlackRock and PFPC on behalf of each Portfolio a fee, computed daily and payable monthly, at an aggregate annual rate of (i) .075% of the first $500 million of each Portfolio’s average daily net assets, .065% of the next $500 million of each Portfolio’s average daily net assets and .055% of the average daily net assets of each Portfolio in excess of $1 billion and (ii) .025% of the first $500 million of average daily net assets allocated to each class of shares of each Portfolio, .015% of the next $500 million of such average daily net assets and .005% of the average daily net assets allocated to each class of shares of each Portfolio in excess of $1 billion.

Under the Administration Agreement, BlackRock is responsible for: (i) the supervision and coordination of the performance of the Fund’s service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund’s service providers; and (iv) providing ongoing business management and support services in connection with the Fund’s operations.

The Administration Agreement provides that BlackRock and PFPC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.  In addition, the Fund will indemnify each of BlackRock and PFPC and their affiliates against any loss arising in connection with their provision of services under the Administration Agreement, except that neither BlackRock nor PFPC nor their affiliates shall be indemnified against any loss arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties under the Administration Agreement.

The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

In addition, pursuant to a Shareholders’ Administrative Services Agreement, BlackRock provides certain shareholder liaison services in connection with the Fund’s investor service center.  The Fund reimburses BlackRock for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.  For the fiscal year ended September 30, 2005, the Fund reimbursed BlackRock $2,156,146 pursuant to the Agreement.

Custodian and Transfer Agency Agreements.  Pursuant to the terms of a custodian agreement (the “Custodian Agreement”) between the Fund and PFPC Trust Company (“PTC”), an affiliate of BlackRock, PTC or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio’s securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio’s operations.  PTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for non-U.S. securities, PTC remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.  Citibank, N.A. serves as the international sub-custodian for various Portfolios of the Fund and has been appointed by the Board of Trustees as the Fund’s “foreign custody manager” under Rule 17f-5 of the 1940 Act. As foreign custody manager, Citibank, N.A. selects and monitors foreign sub-custodian banks and furnishes information relevant to the selection of foreign depositories.

For its services to the Fund under the Custodian Agreement, PTC receives a fee which is calculated based upon each investment portfolio’s average gross assets as follows: .0073% of the first $250 million of each Portfolio’s average gross assets, .006% of the next $250 million of each Portfolio’s average gross assets, .0056% of

57

the next $250 million of each Portfolio’s average gross assets,  ..0048% of the next $250 million of each Portfolio’s average gross assets and .004% of each Portfolio’s average gross assets in excess of $1.00 billion.  PTC is also entitled to out-of-pocket expenses and certain transaction charges

PFPC, which has its principal offices at 301 Bellevue Parkway, Wilmington, DE 19809 and is an affiliate of BlackRock, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the “Transfer Agency Agreement”), under which PFPC (i) issues and redeems HL, Service, Investor, Institutional and BlackRock classes of shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio.  PFPC may, on 30 days’ notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp.  For its services, PFPC receives per account and transaction fees and disbursements.

Distribution Agreement and Amended and Restated Distribution and Service Plan.  The Fund has entered into a distribution agreement with BDI under which BDI, as agent, offers shares of each Portfolio on a continuous basis.  BDI has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.  BDI’s principal business address is 760 Moore Road, King of Prussia, PA 19406.  BDI is an affiliate of BlackRock.

Pursuant to the Fund’s Amended and Restated Distribution and Service Plan (the “Plan”), the Fund may pay BDI and/or BlackRock or any other affiliate of BlackRock fees for distribution and sales support services.  Currently, as described further below, only Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares bear the expense of distribution fees under the Plan.  In addition, the Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, Merrill Lynch, Hilliard Lyons and their affiliates) (collectively, “Service Organizations”) fees for the provision of personal services to shareholders.  In the past, BlackRock has retained a portion of the shareholder servicing fees paid by the Fund.  The Plan provides, among other things, that:  (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the “12b-1 Trustees”), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund’s trustees who are not “interested persons” of the Fund shall be committed to the discretion of the Fund’s non-interested trustees.

The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

With respect to R Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of ..25% of the average daily net asset value of each Portfolio’s outstanding R Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell R Shares.

With respect to Investor B, Investor B1 and Investor B2 Shares, Service Organizations and other broker/dealers receive commissions from BDI for selling Investor B, Investor B1 and Investor B2 Shares, which are paid at the time of the sale.  The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio’s outstanding Investor B Shares, a maximum annual rate of.50% of the average daily net asset value of each Portfolio’s outstanding Investor B1 Shares and a maximum annual rate of .30% of the average daily net asset value of each Portfolio’s outstanding Investor B2 Shares) are intended to cover the expense to BDI of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers.  The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B, Investor B1 or Investor B2 Shares are redeemed prior to the expiration of the conversion period, after which Investor B, Investor B1 and Investor B2 Shares automatically convert to Investor A Shares.

58

With respect to Investor C, Investor C1 and Investor C2 Shares, Service Organizations and other broker/dealers receive commissions from BDI for selling Investor C, Investor C1 and Investor C2 Shares, which are paid at the time of the sale.  The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio’s outstanding Investor C Shares, a maximum annual rate of .55% of the average daily net asset value of each Portfolio’s outstanding Investor C1 Shares and a maximum annual rate of .30% of the average daily net asset value of each Portfolio’s outstanding Investor C2 Shares) are intended to cover the expense to BDI of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers.  The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C, Investor C1 or Investor C2 Shares are redeemed within 12 months of purchase.

From time to time BDI and/or BlackRock and their affiliates may voluntarily waive receipt of distribution fees under the Plan, which waivers may be terminated at any time.

The Fund currently does not make distribution payments with respect to Investor A, Investor A1, HL, Service, Institutional or BlackRock Shares under the Plan.  However, the Plan permits BDI, BlackRock and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund).  From time to time, BDI, BlackRock or their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These non-Plan payments would be in addition to the Fund payments described in this Statement of Additional Information for distribution and shareholder servicing.  These non-Plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Portfolios and payments for providing extra employee training and information relating to Portfolios; “listing” fees for the placement of the Portfolios on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts.  The payments made by BDI, BlackRock and their affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations.  The payments described above are made from BDI’s, BlackRock’s or their affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the Fund’s shares or the amount the Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of BDI, BlackRock or their affiliates to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable NASD regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed.  As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Citigroup, Fidelity, Merrill Lynch, UBS, Morgan Stanley, Linsco/Private Ledger, Wachovia Securities, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., AXA Advisors, LLC, Oppenheimer & Co. Inc., MetLife Securities, Inc., Walnut Street Securities Inc., New England Securities Corporation and Tower Square Securities Inc. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization and (b) 0.21% of the assets attributable to that Service Organization invested in Equity Portfolios of the Fund and 0.11% of the assets attributable to that Service Organization invested in Bond Portfolios of the Fund.

In lieu of payments pursuant to the foregoing, BDI, BlackRock, PFPC or their affiliates may make payments to the above-named Service Organizations of an agreed-upon amount which will not exceed the amount that would have been payable pursuant to the formula or tables, respectively, and may also make similar payments to other Service Organizations.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds.  In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.  You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor for more information about the payments described above.

59

Furthermore, BDI, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash.  Subject to applicable NASD regulations, BDI, BlackRock and their affiliates may also (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker/dealers, financial institutions and their salespersons.

BlackRock, Inc., the parent company of BlackRock, has agreed to pay PNC Bank, National Association and PNC Bank, Delaware (including Hilliard Lyons Asset Management, Wealth Management, Hawthorn and Institutional Investment Group) fees for administration and servicing with respect to assets of the Fund attributable to shares held by customers of such entities.  These assets are predominantly in the Institutional Share Class of the Fund, with respect to which the Fund does not pay shareholder servicing fees under the Plan.  The fees are paid according to the following schedule: Money Market Portfolios - .15% of net assets; Bond Portfolios - .20% of net assets (except that with respect to the Enhanced Income and Inflation Protected Bond Portfolios, the fee is .05% of net assets); and Equity Portfolios - .25% of net assets.

Service Organizations may charge their clients additional fees for account-related services.  Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization.  Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

Pursuant to the Plan, the Fund enters into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers (“Customers”) who are the beneficial owners of BlackRock Shares of the Small Cap Value Equity Portfolio, and HL Shares, Service, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares of all Portfolios.  Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund’s Administrators and transfer agent to the Fund’s shareholders of record.  In consideration for payment of a service fee of up to .25% (on an annualized basis) of the average daily net asset value of the BlackRock Shares of the Small Cap Value Equity Portfolio, and HL Shares, Service, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares of all Portfolios owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses.

To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock, BDI or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

60

Other Distribution Arrangements.  The Fund and BlackRock have entered into distribution agreements with UBS AG and BMO Harris Investment Management Inc. whereby those firms sell shares of the Fund in certain foreign jurisdictions.

Code of Ethics.  The Fund, BlackRock and BDI have adopted codes of ethics under Rule 17j-1 under the 1940 Act.  These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

Proxy Voting Policies.  The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of Trustees. The Fund expects BlackRock and its affiliates to vote proxies related to the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Fund’s proxies.  The Proxy Voting Policy is attached as Appendix C.

Copies of the proxy voting record of the Portfolios are available without charge, upon request, by calling 1-800-699-1236 and are posted on the Securities and Exchange Commission’s website at http://www.sec.gov and reflect the twelve-month period beginning July 1 and ending June 30.  The Portfolios’ proxy voting record is also available on the Fund’s website at www.blackrock.com.

Disclosure of Portfolio Holdings. The Board of Trustees and BlackRock have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of the Fund’s portfolio securities and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third party data providers) receive such information no more frequently than shareholders and prospective shareholders.

Asset and Return Information.  Data on NAV’s, asset levels (by total Portfolio and share class), accruals, yields, capital gains, dividends and Portfolio returns (net of fees by share class) are available to shareholders, prospective shareholders, consultants, intermediaries and third party data providers upon request, as soon as such data is available.  Data on number of shareholders (total and by share class) and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta) are available to shareholders, prospective shareholders, consultants, intermediaries and third party data providers as soon as such data is released after month-end.

Portfolio Characteristics.  Examples of portfolio characteristics include sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the Portfolio held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S and EPS.

1.                                       Month-end portfolio characteristics are available to shareholders, prospective shareholders, intermediaries and consultants on the fifth calendar day after month-end.(6)

2.                                       Fund Fact Sheets, which contain certain portfolio characteristics, are available to shareholders, prospective shareholders, intermediaries and consultants on a quarterly basis and will be posted to the Fund’s website immediately upon becoming available.

Portfolio Holdings.  In addition to position description, portfolio holdings may also include ticker if equity, face amount or quantity, CUSIP or SEDOL, market value, market price, yield, weighted average life, duration and convexity of each security in a Portfolio as of a specific date.

1.                                       Month-end portfolio holdings are available to shareholders, prospective shareholders, intermediaries and consultants on the 20th calendar day after month-end.(6)

2.                                       Quarter-end portfolio holdings are available to third party data providers (e.g., Lipper, Morningstar, Bloomberg, Thomson and S&P) on the 20th calendar day after quarter-end.(6)

(6)                                  The precise number of days specified above may vary slightly from period to period depending on whether the fifth or the 20th calendar day falls on a weekend or holiday.

61

Other Information.  To the extent other Fund information such as attribution analyses or security-specific information (e.g., information about Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy) is provided on an individual basis, such information shall also be made available to existing and prospective shareholders through the Fund’s website. The executive officers of the Fund may authorize disclosure of the Fund’s portfolio securities and other portfolio information.

Implementation.  All Fund and BlackRock employees must adhere to the Guidelines when responding to inquiries from shareholders, prospective shareholders, consultants, intermediaries and third party data providers.  With respect to requests for portfolio information, BlackRock maintains a request log that is reviewed regularly. The Fund’s Chief Compliance Officer (“CCO”) is responsible for oversight of compliance with the Guidelines and will recommend to the Board of Trustees any changes to the Guidelines that he deems necessary or appropriate to ensure the Fund’s and BlackRock’s compliance.  The Board of Trustees provides ongoing oversight of the Fund’s and CCO’s compliance with the Guidelines. As part of this oversight function, the Trustees will receive from the Fund’s CCO reports on any violations of these Guidelines that may occur.

Ongoing Arrangements.  As of January 31, 2006, the Fund has ongoing arrangements with the following entities to make available portfolio holdings information:

1.                                       PFPC Trust Company pursuant to the Fund’s Amended and Restated Custodian Agreement under which the Fund’s portfolio holdings information is provided daily on a real-time basis.

2.                                       PFPC Inc. pursuant to the Fund’s Amended and Restated Administration Agreement under which the Fund’s portfolio holdings information is provided daily on a real-time basis.

3.                                       Deloitte & Touche LLP, the Fund’s independent registered public accountant, whereby the Fund’s portfolio holdings information is provided in connection with the preparation of the Fund’s annual financial statements.

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Fund, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

EXPENSES

The following section applies to the Prepared Portfolios only.

Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid.  These expenses include, but are not limited to, fees paid to BlackRock, PFPC, transfer agency, networking and recordkeeping fees, reimbursement to BlackRock for costs related to the Fund’s investor service center, fees and expenses of officers and trustees who are not affiliated with BlackRock, BDI or any of their affiliates (although the Fund bears certain fees and expenses of the Fund’s Chief Compliance Officer and certain of his staff), taxes, interest, legal fees, custodian fees, auditing fees, distribution fees, shareholder servicing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock or the Fund’s service providers under their agreements with the Fund.  Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

62

PORTFOLIO MANAGERS AND PORTFOLIO TRANSACTIONS

The following section applies to the Prepared Portfolios only.

Portfolio Managers

As of September 30, 2006, Philip Green managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	0	—	0	—

Pooled Investment Vehicles Other Than Registered Investment Companies	6	$963 million	0	—

Other Accounts	0	—	0	—

As of September 30, 2006, Linda Zhang managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	1	$773 million	0	—

Pooled Investment Vehicles Other Than Registered Investment Companies	0	—	0	—

Other Accounts	0	—	0	—

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund.

63

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive fixed base compensation based on their seniority and/or their position with the firm.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Mr. Green and Ms. Zhang have not received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years.  Beginning in 2005, a portion of the annual compensation of certain senior managers is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years. Mr. Green and Ms. Zhang do not participate in the deferred compensation program.

Options and Restricted Stock Awards —While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Green and Ms. Zhang do not participate in BlackRock’s restricted stock program.

Incentive Savings Plans —The PNC Financial Services Group, Inc., which owns approximately 34% of BlackRock, Inc.’s common stock, has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (“ESPP”) and a 401(k) plan. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The company match is made using BlackRock, Inc. common stock. The firm’s 401(k)

64

plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock.  Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured.  A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager.  With respect to the Fund’s portfolio managers, such benchmarks include the following:

Portfolio Managers	Portfolio(s) Managed	Benchmarks Applicable to Each Manager
Philip Green and Linda Zhang	Conservative Prepared Portfolio

A combination of market-based indices (e.g., custom 60% Lehman Brothers U.S. Aggregate Index/ 32% Russell 3000® Index/ 8% MSCI EAFE Index®), certain customized indices and certain fund industry peer groups.

Philip Green and Linda Zhang	Moderate Prepared Portfolio

A combination of market-based indices (e.g., custom 40% Lehman Brothers U.S. Aggregate Index/ 48% Russell 3000® Index/ 12% MSCI EAFE Index®), certain customized indices and certain fund industry peer groups.

Philip Green and Linda Zhang	Growth Prepared Portfolio

A combination of market-based indices (e.g., custom 20% Lehman Brothers U.S. Aggregate Index/ 64% Russell 3000® Index/ 16% MSCI EAFE Index®), certain customized indices and certain fund industry peer groups.

Philip Green and Linda Zhang	Aggressive Growth Prepared Portfolio	A combination of market-based indices (e.g., custom 80% Russell 3000® Index/ 20% MSCI EAFE Index®), certain customized indices and certain fund industry peer groups.

The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance is measured on both a pre-tax and after-tax basis over various time periods. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

65

Securities Ownership of Portfolio Managers

As of September 30, 2006, neither portfolio manager owned securities of any Prepared Portfolio.

Portfolio Transactions

In executing portfolio transactions, the adviser seeks to obtain the best price and most favorable execution for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved.  While the adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.  Payments of commissions to brokers who are affiliated persons of the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

No Portfolio has any obligation to deal with any broker or group of brokers in the execution of Portfolio transactions.  The adviser may, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and the adviser’s or sub-adviser’s other clients.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-advisers under their respective contracts.  A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term. The advisory fees that the Portfolios pay to the adviser will not be reduced as a consequence of the adviser’s receipt of brokerage and research services. To the extent the Portfolios’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolios will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser in carrying out their obligations to the Portfolios. While such services are not expected to reduce the expenses of the adviser, the adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through their own staffs.

Commission rates for brokerage transactions on non-U.S. stock exchanges are generally fixed.

Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers.  The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker.  Prices paid to a dealer with respect to both non-U.S. and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Portfolio are made from dealers, underwriters and issuers.  The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission.  The price of the security, however, usually includes a profit to the dealer.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

The adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio’s anticipated need for liquidity makes such action desirable.  Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

66

Investment decisions for each Portfolio and for other investment accounts managed by BlackRock are made independently of each other in light of differing conditions.  BlackRock allocates investments among client accounts in a fair and equitable manner.  A variety of factors will be considered in making such allocations.  These factors include: (i) investment objectives or strategies for particular accounts, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel.  Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

Equity securities will generally be allocated among client accounts within the same investment mandate on a pro rata basis.  This pro-rata allocation may result in a Portfolio receiving less of a particular security than if pro-ration had not occurred.  All allocations of equity securities will be subject, where relevant, to share minimums established for accounts and compliance constraints.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market.  When BlackRock is given an opportunity to invest in such an initial offering or “hot issue,” the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take.  In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BlackRock’s trading desk their level of interest in a particular offering with respect to eligible clients accounts for which that team is responsible.  Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taken place and the investment mandate of the client account.  Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis.  In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time.

Because different accounts may have differing investment objectives and policies, BlackRock may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts.  For example, BlackRock may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.  For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security.

In certain instances, BlackRock may find it efficient for purposes of achieving best execution, to aggregate certain contemporaneous purchases or sale orders of its advisory accounts (a/k/a “bunching”).  In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost.  The costs associated with a bunched order will be shared pro rata among the clients in the bunched order.  Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted.  While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to the Portfolio.  Transactions effected by BlackRock on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order.  Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

67

A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, PTC, PFPC, BDI, Merrill Lynch, PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act.  In no instance will portfolio securities be purchased from or sold to BlackRock, Merrill Lynch, PNC Bank, PTC, PFPC, BDI or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

Other Potential Conflicts of Interest

Activities of the Investment Adviser, BlackRock, Inc. and its affiliates (collectively, “BlackRock”), Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”) and Other Accounts Managed by Merrill Lynch.  BlackRock, an affiliate of Merrill Lynch, is one of the world’s largest asset management firms with approximately $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. As a result, BlackRock and Merrill Lynch (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Portfolio, are engaged in businesses and have interests other than that of managing the Portfolio. These are considerations of which investors in a Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the Portfolio. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Portfolio. BlackRock offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. BlackRock has over 4,500 employees in 18 countries and is a major presence in most key markets, including the United States, the U.K., Asia, Australia, the Middle East and Europe.

BlackRock and its affiliates, including, without limitation, Merrill Lynch and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as a Portfolio. Merrill Lynch and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, BlackRock, Merrill Lynch and their affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which a Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Portfolio.

In addition, transactions in investments by one or more other accounts managed by BlackRock or Merrill Lynch may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Portfolio, particularly, but not limited to, in small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock or Merrill Lynch implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Portfolio, market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged. BlackRock or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

68

Conflicts may also arise because portfolio decisions regarding a Portfolio may benefit other accounts managed by BlackRock or Merrill Lynch. For example, the sale of a long position or establishment of a short position by a Portfolio may impair the price of the same security sold short by (and therefore benefit) BlackRock, Merrill Lynch or their other accounts, and the purchase of a security or covering of a short position in a security by a Portfolio may increase the price of the same security held by (and therefore benefit) BlackRock, Merrill Lynch or their other accounts.

BlackRock, Merrill Lynch and their clients may pursue or enforce rights with respect to an issuer in which a Portfolio has invested, and those activities may have an adverse effect on the Portfolio. As a result, prices, availability, liquidity and terms of the Portfolio’s investments may be negatively impacted by the activities of BlackRock, Merrill Lynch or their clients, and transactions for the Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Portfolio’s investment activities may differ significantly from the results achieved by the Investment Adviser and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that BlackRock and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Portfolio. Moreover, it is possible that a Portfolio will sustain losses during periods in which BlackRock and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of BlackRock and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Portfolio’s activities may also be restricted because of regulatory restrictions applicable to BlackRock and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or its affiliates are performing services or when position limits have been reached. In connection with its management of a Portfolio, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by BlackRock or its affiliates (including Merrill Lynch). The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its affiliates (including Merrill Lynch) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Portfolio and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing a Portfolio. The proprietary activities or portfolio strategies of BlackRock and its affiliates (including Merrill Lynch) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Adviser in managing a Portfolio.

In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of BlackRock, Merrill Lynch, The PNC Financial Services Group, Inc. (“PNC”) or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Portfolio should be aware.

The Investment Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Portfolio in which customers of BlackRock, Merrill Lynch, or, to the extent permitted by the Securities and Exchange Commission, BlackRock or Merrill Lynch, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of a Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Portfolio may enhance the profitability of BlackRock, Merrill Lynch and/or PNC. Merrill Lynch and its affiliates may also create, write or issue derivatives for customers of Merrill Lynch or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Portfolio invests or which may be based on the performance of a Portfolio. A Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch

69

or its affiliates and may also enter into transactions with other clients of BlackRock or its affiliates where such other clients have interests adverse to those of a Portfolio. At times, these activities may cause departments of BlackRock or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Portfolio. To the extent affiliated transactions are permitted, a Portfolio will deal with BlackRock and its affiliates on an arms-length basis. BlackRock or an affiliate may also have an ownership interest in certain trading or information systems used by a Portfolio. A Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its affiliates.

BlackRock or Merrill Lynch may act as broker, dealer, agent, lender or advisor or in other commercial capacities for the Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock or Merrill Lynch will be in their view commercially reasonable, although BlackRock or Merrill Lynch, including their sales personnel, will have an interest in obtaining fees and other amounts that are favorable to them and such sales personnel.

Subject to applicable law, BlackRock or Merrill Lynch (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Portfolios as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Portfolios or their shareholders will be required, and no fees or other compensation payable by the Portfolios or their shareholders will be reduced by reason of receipt by BlackRock or Merrill Lynch of any such fees or other amounts. When BlackRock or Merrill Lynch acts as broker, dealer, agent, advisor or in other commercial capacities in relation to the Portfolios, BlackRock or Merrill Lynch may take commercial steps in its own interests, which may have an adverse effect on the Portfolios.

A Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor its affiliates will have any obligation to allow their credit to be used in connection with a Portfolio’s establishment of its business relationships, nor is it expected that a Portfolio’s counterparties will rely on the credit of BlackRock or any of its affiliates in evaluating the Portfolio’s creditworthiness.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolios, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, Merrill Lynch and/or their affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting.”

It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Portfolio. Increasing a Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Portfolio acquired for their own accounts. A large redemption of shares of a Portfolio by BlackRock or its affiliates could significantly reduce the asset size of the Portfolio, which might have an adverse effect on a Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Portfolio and other shareholders in deciding whether to redeem its shares.

It is possible that a Portfolio may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or Merrill Lynch has significant debt or equity investments or in which Merrill Lynch makes a market. A Portfolio also may invest in securities of companies to which BlackRock or an affiliate, including Merrill Lynch, provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Portfolio and the interests of other BlackRock or Merrill Lynch clients. In making investment decisions for a Portfolio, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of BlackRock or its affiliates in the course of these activities. In addition, from time to time, Merrill Lynch’s activities may limit a Portfolio’s flexibility in purchases and sales of securities. When Merrill Lynch

70

is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Portfolio.

BlackRock, Merrill Lynch, their personnel and other financial service providers have interests in promoting sales of the Portfolios. With respect to BlackRock, Merrill Lynch and their personnel, the remuneration and profitability relating to services to and sales of the Portfolios or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, Merrill Lynch and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Portfolios or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, Merrill Lynch and such personnel resulting from transactions on behalf of or management of the Portfolios may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock, Merrill Lynch and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, Merrill Lynch and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

To the extent permitted by applicable law, a Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, a Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Portfolio bearing some additional expenses.

The Investment Adviser, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Investment Adviser that are the same, different from or made at different times than positions taken for a Portfolio. To lessen the possibility that a Portfolio will be adversely affected by this personal trading, the Fund and the Investment Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding a Portfolio’s portfolio transactions. The Codes of Ethics can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 551-8090. The Codes of Ethics are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, DC 20549-0102.

The Investment Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Portfolio, except that a Portfolio may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Portfolio as a result of common officers, directors, or investment advisers. These transactions would be effected in circumstances in which the Investment Adviser determined that it would be appropriate for a Portfolio to purchase and another client to sell, or a Portfolio to sell and another client to purchase, the same security or instrument on the same day.

Present and future activities of BlackRock, Merrill Lynch and their affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

71

PURCHASE AND REDEMPTION INFORMATION

The following section applies to the Prepared Portfolios only.

The Fund has authorized one or more brokers and/or financial institutions (“Authorized Persons”) to receive on its behalf purchase and redemption orders that are in “good form” in accordance with the policies of those Authorized Persons.  Such Authorized Persons are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf, and the Fund will be deemed to have received a purchase or redemption order when an Authorized Persons or, if applicable, such Authorized Person’s authorized designee, receives the order.  Such customer orders will be priced at a Portfolio’s net asset value next computed after they are received by an Authorized Person or such Authorized Person’s authorized designee. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Investor Shares

Purchase of Shares.  The minimum investment for the initial purchase of shares is $1,000, except that the minimum is $250 for certain fee-based retirement programs and $100 for retirement plans; there is a $50 minimum for subsequent investments.  Purchases through the Automatic Investment Plan are subject to a lower initial purchase minimum.  In addition, the minimum initial investment for employees of the Fund, the Fund’s investment adviser, sub-advisers, BDI or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

Purchases Through Brokers.  It is the responsibility of brokers to transmit purchase orders and payment on a timely basis.  Generally, if payment is not received within the period described in the prospectuses, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders.  Orders of less than $500 may be mailed by a broker to the transfer agent.

Other Purchase Information.  Shares of each Portfolio of the Fund are sold on a continuous basis by BDI as distributor. BDI maintains its principal offices at 760 Moore Road, King of Prussia, PA 19406. Purchases may be effected on weekdays on which the New York Stock Exchange is open for business (a “Business Day”).  Payment for orders which are not received or accepted will be returned after prompt inquiry.  The issuance of shares is recorded on the books of the Fund.  No certificates will be issued for shares.  Payments for shares of a Portfolio may, in the discretion of the Fund’s investment adviser, be made in the form of securities that are permissible investments for that Portfolio.  The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of any Portfolio at any time.

Unless a sales charge waiver applies, Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase.  Investors expecting to redeem during these periods should consider the cost of the applicable contingent deferred sales charge in addition to the aggregate annual Investor C distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A Shares.

Dealer Reallowances.  The following are the front-end sales loads reallowed to dealers as a percentage of the offering price of certain of Investor A Shares.  In cases where BDI acts as dealer, it will not receive a placement fee on purchases of over $1 million of Investor A Shares.  For the tables below, the reallowance or placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A Shares will result in a placement fee of .50% on the first $3 million and .25% on the final $1 million).

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*

Less than $25,000	5.00%
$25,000 but less than $50,000	4.50
$50,000 but less than $100,000	3.75
$100,000 but less than $250,000	2.75
$250,000 but less than $500,000	2.25

72

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*

$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	1.00
$3 million but less than $15 million	0.50
$15 million and above	0.25

*                                         BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to dealers.  Dealers who receive 90% or more of the sales charge may be deemed to be “underwriters” under the 1933 Act.  The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services.  Furthermore, BDI, BlackRock and their affiliates may, out of their assets and not as an additional charge to the Portfolios, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash.  BDI, BlackRock and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.  The compensation arrangements described above generally are made available to all qualified financial institutions, broker/dealers and salespersons when such arrangements are in effect, subject to applicable NASD regulations.

The following special purchase plans result in the waiver or reduction of sales charges for Investor A or Investor C Shares of each of the Portfolios.

Sales Charge Waivers —Investor A Shares

Qualified Plans.  In general, no sales charge will apply to purchases by authorized qualified employee benefit plans (“Qualified Plans”) of Investor A Shares.  BlackRock may pay placement fees to dealers, up to the following amounts, on purchases of Investor A Shares of all Portfolios by Qualified Plans:

Less than $3,000,000	1.00%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

For the table above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A Shares will result in a placement fee of up to 1.00% on the first $3 million and .50% on the final $1 million).

Other.  The following persons associated with the Fund, BDI, the Fund’s investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares of each of the Portfolios without paying a sales charge to the extent permitted by these firms:  (a) officers, directors and partners (and their spouses and minor children); (b) employees and retirees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with BDI; (d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c).  The following persons may also buy Investor A Shares without paying a sales charge:  (a) authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio; (e) persons participating in selected fee-based programs under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment

73

advisory services; and (f) MetLife employees.  Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

The CDSC related to purchases of $1,000,000 or more of Investor A Shares is not charged if the dealer receives a placement fee over time during the 18 months after purchase.

Reduced Sales Charges —Investor A Shares

Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $50,000 or more, it may be advantageous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares.  In any event, the Fund will not accept a purchase order of $500,000 or more for Investor C Shares.

Quantity Discounts.  Larger purchases may reduce the sales charge price.  Upon notice to the investor’s broker or the transfer agent, purchases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse and their children under the age of 21; or (b) a trustee or fiduciary of a single trust estate or single fiduciary account.

Right of Accumulation.  Under the Right of Accumulation, the current value of an investor’s existing Investor A, A1, B, B1, B2, C, C1, C2 and Institutional Shares in any Portfolio may be combined with the amount of the investor’s current purchase in determining the applicable sales charge.  In order to receive the cumulative quantity reduction, previous purchases of Investor A, A1, B, B1, B2, C, C1, C2 or Institutional Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

Reinstatement Privilege.  Upon redemption of Investor Shares, a shareholder may reinvest the redemption proceeds (after paying any applicable CDSC or redemption fee) in Investor A Shares of the SAME Portfolio without paying a front-end sales charge.  This right may be exercised once a year and within 60 days of the redemption, provided the Investor A Share class of that Portfolio is currently open to new investors or the shareholder has a current account in that closed Portfolio.  To exercise this privilege, PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time purchase is made.  An investor should consult a tax adviser concerning the tax consequences of use of the reinstatement privilege.

Letter of Intent.  An investor may qualify for a reduced sales charge immediately by signing a Letter of Intent stating the investor’s intention to invest during the next 13 months a specified amount in Investor A, B, C or Institutional Shares which, if made at one time, would qualify for a reduced sales charge.  The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by PFPC, and the investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent.

During the term of a Letter of Intent, the Fund’s transfer agent will hold Investor A Shares representing up to 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased.  The escrowed Investor A Shares will be released when the full amount indicated has been purchased.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the expiration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

Investor C Shares

Investor C Shares are subject to a deferred sales charge of 1% based on the lesser of the original cost or the net asset value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase.  Dealers will generally immediately receive commissions equal to 1% of the Investor C Shares sold by them plus ongoing fees under the Fund’s Amended and Restated Distribution and Service Plan.  Dealers may not receive a commission in connection with sales of Investor C Shares to certain retirement plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Amended and Restated Distribution and Service Plan.

74

These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares.

Exemptions from and Reductions of the Contingent Deferred Sales Charge

Investor C Shares.  The contingent deferred sales charge on Investor C Shares is not charged in connection with: (1) redemptions of Investor C Shares purchased through certain authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (2) exchanges described in “Exchange Privilege” below; (3) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70½ from IRA and 403(b)(7) accounts; (4) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (5) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor C Shares; (6) involuntary redemptions of Investor C Shares in accounts with low balances as described in “Redemption of Shares” below; (7) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under “Systematic Withdrawal Plan” below; (8) redemptions related to the payment of PFPC custodial IRA fees; and (9) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund.  In addition, no contingent deferred sales charge is charged on Investor C Shares acquired through the reinvestment of dividends or distributions.

When an investor redeems Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor C Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distributions) and after that from the shares that have been held the longest.

Shareholder Features

Exchange Privilege.  The exchange of Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written request to the Fund c/o PFPC at the following address: PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019.  Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege.  To add this feature to an existing account that previously did not provide this option, a Telephone Exchange Authorization Form must be filed with PFPC.  This form is available from PFPC.  Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange.  During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as defined below.  In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor’s residence.  For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized.  Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange.  Brokers may charge a fee for handling exchanges.

The Fund reserves the right to suspend, modify or terminate the exchange privilege at any time.  Notice will be given to shareholders of any material modification or termination except where notice is not required.  The Fund reserves the right to reject any telephone exchange request.  Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure

75

that exchanges do not operate to the disadvantage of any portfolio or its shareholders.  The Fund, the Administrators and BDI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Fund, the Administrators and BDI will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

By use of the exchange privilege, the investor authorizes the Fund’s transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund’s transfer agent to be genuine.  The records of the Fund’s transfer agent pertaining to such instructions are binding.  The exchange privilege may be modified or terminated at any time upon 60 days’ notice to affected shareholders.  The exchange privilege is only available in states where the exchange may legally be made.

Automatic Investment Plan (“AIP”).  Investor Share shareholders may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC.  The minimum pre-authorized investment amount is $50.

Systematic Withdrawal Plan (“SWP”).  The Fund offers a Systematic Withdrawal Plan to shareholders who wish to receive regular distributions from their accounts.  Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio.  Shareholders may elect to receive automatic cash payments of $50 or more at any interval.  You may choose any day for the withdrawal.  If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day in not a Business Day, on the prior Business Day and are paid promptly thereafter.  An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by visiting our website at www.blackrock.com/funds.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted.  To participate in the SWP, shareholders must have their dividends automatically reinvested.  Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762.  Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged.  No contingent deferred sales charge will be assessed on redemptions of Investor C Shares made through the SWP that do not exceed 12% of the original investment on an annualized basis.  For example, monthly, quarterly and semi-annual SWP redemptions of Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date.  SWP redemptions of Investor C Shares in excess of this limit are still subject to the applicable CDSC.

For this reason, a shareholder may not participate in the Automatic Investment Plan (see “Services for Shareholders—Automatic Investment Plan” in the Fund’s Prospectus) and the Systematic Withdrawal Plan at the same time.

Dividend Allocation Plan.  The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund (which includes the Fund and other funds as designated by BDI from time to time) automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

Redemption of Shares.  Redemptions may be made in the manner and amounts described in the Prospectuses.  Signatures, when required, must conform exactly to the account registration.  If (i) the proceeds of the redemption would exceed $250,000 for a redemption by wire or ACH, or $100,000 for a redemption by check, (ii) the Fund does not have verified banking information on file, (iii) the proceeds are not to be paid to the record owner at the record address, or (iv) the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution.

A signature guarantee is designed to protect the shareholders and the Portfolio against fraudulent transactions by unauthorized persons.  A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association who are participants in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion

76

Signature Program (“MSP”).  Signature Guarantees which are not a part of these programs will not be accepted.  Please note that a notary public stamp or seal is not acceptable.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption.  In some cases, however, other documents may be necessary.  Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Institutional Shares

Purchase of Shares. Employees of BlackRock, directors and trustees of the funds advised by BlackRock and accounts managed for their benefit may buy Institutional Shares of the Fund without regard to any existing minimum investment requirements. Employees and directors of Merrill Lynch & Co., Inc. and PNC Corp. may buy Institutional Shares of the Fund without regard to any existing minimum investment requirements.  The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Institutional Shares and may suspend and resume the sale of shares of any Portfolio at any time.

Institutional Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers.  These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares.  Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions.  Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

R Shares

Purchase of Shares.  R Shares are available only to certain authorized qualified employee benefit plans.  The minimum investment for the initial purchase of R Shares is $100; there is a $50 minimum for subsequent investments.

Other Purchase Information.  Payment for orders which are not received or accepted will be returned after prompt inquiry.  The issuance of shares is recorded on the books of the Fund.  No certificates will be issued for shares.  Payments for shares of the Portfolio may, in the discretion of the Fund’s investment adviser, be made in the form of securities that are permissible investments for that Portfolio.  The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of any Portfolio at any time.

Redemption of Shares.  Redemptions may be made in the manner and amounts described in the Prospectuses.

Payment of Redemption Proceeds

The Fund may suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund’s responsibilities under the 1940 Act.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio’s shares by making payment in whole or in part in securities

77

chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio’s net asset value.  If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the “NYSE”) is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation or portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.  (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

The Fund may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full-payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder.  The Fund reserves the express right to redeem shares of each Portfolio involuntarily at any time if the Fund’s Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio.  Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Dividends and Distributions

Each of the Prepared Portfolios will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders.  The net investment income is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the record day.  All dividends are paid not later than ten days after the end of each quarter.  Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annually.  The period for which dividends are payable and the time for payment are subject to change by the Fund’s Board of Trustees.

Distributions are reinvested at net asset value in additional full and fractional shares of the same class on which the distributions are paid, unless a shareholder elects otherwise.  This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

78

VALUATION OF PORTFOLIO SECURITIES

The following section applies to the Prepared Portfolios only.

In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments.  This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used.  All cash, receivables and current payables are carried on the Fund’s books at their face value.  Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees or a Committee thereof.

Net asset value is calculated separately for each class of shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

Valuation of securities held by each Portfolio is as follows: shares of underlying funds are valued at net asset value; securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price (“NOCP”), if applicable; securities traded on a national securities exchange for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund’s Board of Trustees.  The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

Valuation of securities of non-U.S. issuers is as follows:  to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or non-U.S., are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE.  In the event that there are no sales, the mean between the last available bid and asked prices will be used.  If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used.  An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time).  In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value.  The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.  All other assets and securities held by the Portfolios (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction.  Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates.

Certain of the securities acquired by the Portfolios may be traded on non-U.S. exchanges or over-the-counter markets on days on which a Portfolio’s net asset value is not calculated.  In such cases, the net asset value of the Portfolio’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

A Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio’s securities.

Fair Value.  When the exchange or market on which a security or other asset is traded does not open for trading for an entire trading day, and no other market prices are available, market quotations are not readily available.  Market quotations may not be reliable when there is a substantial time differential between the close of

79

trading for the asset and the time as of which the Fund values its assets and when significant events have occurred in the markets or in related instruments such as ADRs.  When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”).

Fair Value Assets generally are valued by BlackRock in accordance with procedures approved by the Board of Trustees. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent market quotation.  For these purpose, a “significant event” is deemed to occur if the BlackRock Portfolio Management Group and/or the Pricing Group determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is highly likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund.

BlackRock’s Pricing Group will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee.  The Valuation Committee may accept, modify or reject any recommendations.  The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the Valuation Committee (or the Pricing Group) shall seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction.  The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity.  Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant.

Fair value represents a good faith approximation of the value of a security.  The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio’s net asset value.  As a result, a Portfolio’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES

The following section applies to the Prepared Portfolios only.

The following is only a summary of certain additional tax considerations generally affecting the Prepared Portfolios and their shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Prepared Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

Each Prepared Portfolio of the Fund intends to elect to be treated as and intends to qualify each year for taxation as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Prepared Portfolio generally is exempt from U.S. federal income tax on its investment company taxable income, as that term is defined in the Code without regard to the deduction for dividends paid, and net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its investment company taxable income and (b) 90% of its net tax-exempt interest income, if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfaction of the Distribution Requirement, each Prepared Portfolio must derive at least 90% of its gross income from (a) dividends, interest, payments with respect to certain securities loans and gains

80

from the sale or other disposition of stock or securities or non-U.S. currencies or from other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”) (the “Income Requirement”).  The Internal Revenue Service has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Prepared Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Prepared Portfolio generally has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Prepared Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Prepared Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which such Prepared Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or in any one or more Qualified Publicly Traded Partnerships.

If for any taxable year any Prepared Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from tax-exempt interest income) will be taxable as ordinary dividends to the extent of such Prepared Portfolio’s current and accumulated earnings and profits.  Such distributions will generally be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends-received deduction in the case of corporate shareholders.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Prepared Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Ordinarily, shareholders are required to take distributions by a Prepared Portfolio into account in the year in which the distributions are made.  However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Prepared Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

Distributions of investment company taxable income from a Prepared Portfolio will generally be taxable (other than qualified dividend income and the possible allowance of the dividends received deduction described below) to shareholders as ordinary income to the extent of that Prepared Portfolio’s earnings and profits, regardless of whether such distributions are paid in cash or are reinvested in shares.  However, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income that are designated by a Prepared Portfolio as derived from qualified dividend income are taxed to individuals at the rates applicable to long-term capital gains, provided holding period and other requirements are met by both the shareholders and the Prepared Portfolio.  A Prepared Portfolio will notify shareholders of the amount of any distribution that may constitute qualified dividend income not later than 60 days after the close of its taxable year.  If a Prepared Portfolio receives 95% or more of its gross income (as defined for that purpose) from qualified dividend income, all the Prepared Portfolio’s distributions may be classified as qualified dividend income.  Otherwise, only a portion of a Prepared Portfolio’s distributions may be eligible for classification as qualified dividend income.  A Prepared Portfolio may designate such distributions as qualified dividend income only to the extent the Prepared Portfolio has qualified dividend income for the taxable year in which such distributions are made.  Qualified dividend income is generally dividend income from taxable domestic corporations and certain non-U.S. corporations.  Shareholders receiving any distribution from a Prepared Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

81

Each Prepared Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year.  Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Prepared Portfolio prior to the date on which a shareholder acquired shares of the Prepared Portfolio and whether the distribution was paid in cash or reinvested in shares.  If a Prepared Portfolio retains any net capital gain, it may designate the retained amount as undistributed capital gain in a notice to its shareholders, and each shareholder will (i) be required to include in income for U.S. federal income tax purposes as long-term capital gain its share of such undistributed amounts, (ii) be entitled to credit its proportionate share of tax paid by the Prepared Portfolio against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) increase its basis in its shares of the Prepared Portfolio by an amount equal to the difference between its proportionate share of such gains and the amount of tax paid on such shareholder’s behalf by the Prepared Portfolio.

Ordinary income dividends paid by a Prepared Portfolio will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of “qualifying dividends” received by the Prepared Portfolio from domestic corporations for the taxable year.  A dividend received by a Prepared Portfolio will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that the Prepared Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181 day period beginning 90 days before such date in the case of certain preferred stock), (ii) to the extent that the Prepared Portfolio is under an obligation to make related payments with respect to positions in substantially similar or related property or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed.  Moreover, the dividends-received deduction for a corporate shareholder may be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Prepared Portfolio. A dividend received by a Prepared Portfolio from an underlying fund will be eligible for the dividends-received deduction to the extent designated by such underlying fund, provided the requirements described above have been met.

Each Prepared Portfolio may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained.  In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by such Prepared Portfolio on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Prepared Portfolio that exceed such Prepared Portfolio’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) a shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Under current law, ordinary income of individuals will be taxable at a maximum marginal rate of 35%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher.  Long-term capital gains for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% to 15% rate brackets) for taxable years beginning on or before December 31, 2010.  Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum marginal rate of 35%.

A shareholder will generally recognize gain or loss on the sale, exchange or redemption of a Prepared Portfolio’s shares in an amount equal to the difference between the proceeds of the sale, exchange or redemption and the shareholder’s adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of such Prepared Portfolio within 30 days before or after the sale, exchange or redemption. In such a case, the basis in the shares acquired will be adjusted to reflect such loss.  Any gain or loss arising from the sale, exchange or redemption of shares of a Prepared Portfolio held as a capital asset (generally, property held for investment) will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any loss incurred on the sale or exchange of a Prepared Portfolio’s shares, held six months or less, will be disallowed to the extent of exempt-interest dividends received with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service (IRS) a disclosure statement on IRS Form 8886.  Direct shareholders of portfolio securities

82

are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Certain of each Prepared Portfolio’s investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Prepared Portfolio to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above.  Each Prepared Portfolio will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Each Prepared Portfolio may make investments in zero coupon bonds having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the bond at maturity over its issue price).  Zero coupon bonds do not provide for periodic interest payments and therefore produce income that is not matched by a corresponding cash distribution.  Any such income would be treated as income earned by a Prepared Portfolio and would be subject to the Distribution Requirement and taken into account for purposes of the 4% excise tax (discussed above).  As a result, such Prepared Portfolio may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to be able to make distributions to its investors.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Prepared Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Prepared Portfolio actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss.  Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If a Prepared Portfolio purchases shares in a “passive foreign investment company” (a “PFIC”), such Prepared Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Prepared Portfolio to its shareholders.  Additional charges in the nature of interest may be imposed on a Prepared Portfolio in respect of deferred taxes arising from such distributions or gains.  If a Prepared Portfolio were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Prepared Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Prepared Portfolio.  Alternatively, a Prepared Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Prepared Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income.  Under either election, a Prepared Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described above).  Dividends paid by PFICs will not be treated as qualified dividend income.  The Prepared Portfolios do not intend to purchase shares in PFICs.

Each Prepared Portfolio’s investment in non-U.S. securities or in underlying funds that invest in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, a Prepared Portfolio’s yield on those securities would be decreased. Because the Prepared Portfolio’s are expected to invest in non-U.S securities through the underlying funds, shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Prepared Portfolios.

83

Each Prepared Portfolio may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Prepared Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. shareholder”), depends on whether the income from a Prepared Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.  If the income from a Prepared Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, dividends paid to such non-U.S. shareholder from investment company taxable income will be subject to a U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend.  Such a non-U.S. shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Prepared Portfolio, exempt-interest dividends and capital gain dividends. In addition, under current law U.S. source withholding taxes are not imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.”  Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements.  The exemption applies to dividends with respect to taxable years of regulated investment companies beginning before January 1, 2008. If the income from a Prepared Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income, capital gain dividends, any amounts retained by the Prepared Portfolio which are designated as undistributed capital gains and any gains realized upon the sale of shares of a Prepared Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.  In the case of non-U.S. non-corporate shareholders, the Prepared Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Prepared Portfolio with proper notification of their non-U.S. status.  Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Prepared Portfolio, including the applicability of foreign taxes.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Prepared Portfolios each year.

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Although each Prepared Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Prepared Portfolio may be subject to the tax laws of such states or localities.  Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the U.S. federal income tax consequences described above.

ADDITIONAL INFORMATION CONCERNING SHARES

The following section applies to the Prepared Portfolios only.

Shares of each class of each Portfolio of the Fund bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund’s Amended and Restated Distribution and Service Plan.  Each share of a Portfolio of the Fund has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio’s assets that are declared in the discretion of the Board of Trustees. The Fund’s shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees.

84

Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund’s outstanding shares (irrespective of class) may elect all of the trustees.  Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion.  When issued for payment, shares will be fully paid and non-assessable by the Fund.

There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law.  At that time, the trustees then in office will call a shareholders meeting to elect trustees.  Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees.  The Fund’s Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter.  Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio.  Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio.  However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio.  The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Fund.  As stated herein, certain expenses of a Portfolio may be charged to a specific class of shares representing interests in that Portfolio.

The Funds’ Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to:  (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value.  The Board of Trustees may authorize the liquidation and termination of any Portfolio or class of shares.  Upon any liquidation of a Portfolio, Shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.

MISCELLANEOUS

The Fund.  The Fund was organized as a Massachusetts business trust on December 22, 1988, and is registered under the 1940 Act as an open end, management investment company.  Each of the Prepared Portfolios is non-diversified.

Counsel.  The law firm of Simpson Thacher & Bartlett LLP, 425 Lexington Avenue, New York, New York 10017, serves as the Fund’s counsel.

Independent Registered Public Accountant.  Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, Pennsylvania, serve as the Funds’ independent registered public accountants.

85

Shareholder Ownership.  On December 31, 2005, PNC Bank, which has its principal offices at 1600 Market Street, Philadelphia, Pennsylvania 19103, held of record approximately 47.090% of the Fund’s outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act.  PNC Bank is a national bank organized under the laws of the United States.  All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc.  All of the capital stock of PNC Bancorp, Inc. is owned by The PNC Financial Services Group, Inc., a publicly-held bank holding company.

Shareholder Approvals.  As used in this Statement of Additional Information and in the Prospectuses, a “majority of the outstanding shares” of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

86

APPENDIX A

Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.  The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

“A-1” - Issue’s degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

“A-2” - Issue’s capacity for timely payment is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” - Issue has an adequate capacity for timely payment.  It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

“B” - Issue has only a speculative capacity for timely payment.

“C” - Issue has a doubtful capacity for payment.

“D” - Issue is in payment default.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months.  The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

“Prime-3” - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations.  The effects of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage.  Adequate alternate liquidity is maintained.

“Not Prime” - Issuer does not fall within any of the Prime rating categories.

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F-1+” - Securities possess exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1” - Securities possess very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

“F-2” - Securities possess good credit quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

“F-3” - Securities possess fair credit quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

“F-S” - Securities possess weak credit quality.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

“D” - Securities are in actual or imminent payment default.

Fitch may also use the symbol “LOC” with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Corporate and Municipal Long-Term Debt Ratings

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

“AAA” - This designation represents the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

“AA” - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

“A” - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

“BBB” - Debt is regarded as having an adequate capacity to pay interest and repay principal.  Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

“BB,” “B,” “CCC,” “CC” and “C” - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

“BB” - Debt has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

“B” - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

“CCC” - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

“CC” - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

“C” - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating.  The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

“CI” - This rating is reserved for income bonds on which no interest is being paid.

“D” - Debt is in payment default.  This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period.  “D” rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“r” - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks.  Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.  The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” - Bonds are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards.  Together with the “Aaa” group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca,” and “C” - Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds).  “Caa,” “Ca” and “C” bonds may be in default.

Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally.  These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches.  Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds.  The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note:  Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

“AAA” - Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA” - Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”  Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

“A” - Bonds considered to be investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB” - Bonds considered to be investment grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB,” “B,” “CCC,” “CC,” “C,” “DDD,” “DD,” and “D” - Bonds that possess one of these ratings are considered by Fitch to be speculative investments.  The ratings “BB” to “C” represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default.  For defaulted bonds, the rating “DDD” to “D” is an assessment of the ultimate recovery value through reorganization or liquidation.

To provide more detailed indications of credit quality, the Fitch ratings from and including “AA” to “BBB” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Municipal Note Ratings

A Standard and Poor’s rating reflects the liquidity concerns and market access risks unique to notes due in three years or less.  The following summarizes the ratings used by Standard & Poor’s Ratings Group for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”).  Such ratings recognize the differences between short-term credit risk and long-term risk.  The following summarizes the ratings by Moody’s Investors Service, Inc. for short-term notes:

“MIG-1”/”VMIG-1” - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

“MIG-3”/”VMIG-3” - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“MIG-4”/”VMIG-4” - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

“SG” - Loans bearing this designation are of speculative quality and lack margins of protection.

Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

APPENDIX B

Certain Portfolios of the Fund may enter into futures transactions.  These transactions are described in this Appendix.

Futures Contracts

If so provided in the Prospectus relating to a particular Portfolio, the Portfolio may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and non-U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills, GNMA Certificates and/or on any non-U.S. government fixed-income security, on various currencies and on such indices of U.S. and non-U.S. securities as may exist or come into existence.

A futures contract purchaser generally incurs an obligation to take delivery of a specified amount of the instrument (that is, the security or securities or the non-U.S. currency) underlying the contract at a specified time in the future for a specified price.  A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying instrument at a specified time in return for an agreed upon price.  The purchase of a futures contract enables a Portfolio, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities.  The sale of a future contract enables a Portfolio to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

Although most futures contracts call for actual delivery or acceptance of the underlying instrument, the contracts usually are closed out before the settlement date without the making or taking of delivery.  Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price.  A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of the underlying instrument and the same delivery date.  If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain.  If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss.  Similarly, a futures contract purchase is closed out by effecting a future contract sale for the same aggregate amount of the specific type of the underlying instrument and the same delivery date.  If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.  There is no assurance that a Portfolio will be able to enter into a closing transaction.

Margin

If a Portfolio enters into a futures contract, it is initially required to deposit an “initial margin” of cash, U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount.  Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change.  In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Portfolio upon the proper termination of the futures contract.

The margin deposits made are marked to market daily and a Portfolio may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called “variation margin,” which are reflective of price fluctuations in the futures contract. For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instrument, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value.  Conversely, where a Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instrument, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.  Prior to expiration of the futures contract, the Adviser to a Portfolio may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio’s position in the futures contract.  A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

Options on Futures Contracts

A Portfolio may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position.  An option on the futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts.  Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

Risks of Transactions in Futures Contracts and Options on Futures Contracts

The prices of securities, currencies and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash price of a Portfolio’s securities (and the currencies in which they are denominated).  Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which a Portfolio seeks a hedge.  A correlation may also be distorted (a) temporarily, by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market.  Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities, currencies and indices and movements in the price of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by a Portfolio’s adviser may still not result in a successful hedging transaction.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Portfolio may invest.  In the event a liquid market does not exist, it may not be possible to close out a future position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily case payments of variation margin.  The absence of a liquid market in futures contracts might cause a Portfolio to make or take delivery of the instruments underlying futures contracts at a time when it may be disadvantageous to do so.

Exchanges also limit the amount by which the price of a futures contract may move on any day.  If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.  In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions.  In these situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.  In addition, a Portfolio may be required to take or make delivery of the instruments underlying futures contracts it holds at a time when it is disadvantageous to do so.  The inability to close out options and futures positions could also have an adverse impact on a Portfolio’s ability to effectively hedge its portfolio.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Futures contracts and options thereon which are purchased or sold on non-U.S. commodities exchanges may have greater price volatility than their U.S. counterparts.  Furthermore, non-U.S. commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges.  Brokerage commissions, clearing costs and other transaction costs may be higher on non-U.S. exchanges.  Greater margin requirements may limit a Portfolio’s ability to enter into certain commodity transactions on non-U.S. exchanges. Moreover, differences in clearance and delivery requirements on non-U.S. exchanges may occasion delays in the settlement of a Portfolio’s transactions effected on non-U.S. exchanges.

In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss on all or part of its margin deposits with the broker.

If a Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, the adviser or sub-adviser will designate liquid assets on its books and records in an amount equal (when added to any initial or variation margin on deposit) to the market value of the instrument underlying the futures contract or the exercise price of the option.  Such a position may also be covered by owning the instrument underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.

In addition, if a Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Portfolio.  Alternatively, a Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by a Portfolio.

Accounting Treatment

Any Portfolio trading in futures contracts and options thereon will account for such instruments in accordance with generally accepted accounting principles.

APPENDIX C

Proxy Voting Policies and Procedures

For BlackRock Advisors, LLC
And Its Affiliated SEC Registered Investment Advisers

Effective
September 30, 2006

Proxy Voting Policies and Procedures

These Proxy Voting Policies and Procedures (“Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers(1) (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients.  BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,(3) whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).(4) When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures.  BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”),

(1) The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

(2) In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies.  In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002)  (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

(4)  DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

addresses proxy voting issues on behalf of BlackRock and its clients.(6)  The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I.              Scope of Committee Responsibilities

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues.  BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.(9)  All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

(6) Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

(7) The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

(8)The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

(9) The Committee may delegate the actual maintenance of such records to an outside service provider.  Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services.  BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role.  ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.  Special Circumstances

Routine Consents.  BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients.  BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs.  Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled).  BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client.  If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace.  Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies.  Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

Securities Sold After Record Date.  With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a

“BlackRock Client”).(10)  In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

•                  The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients.  The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

•                  if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

(10) Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

III.           Voting Guidelines

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.            Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies.  As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

#	VOTE AND DESCRIPTION
A.1

FOR nominees for director of United States companies in uncontested elections, except for nominees who

•      have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

•      voted to implement or renew a “dead-hand” poison pill

•      ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•      failed to act on takeover offers where the majority of the shareholders have tendered their shares

•      are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•      on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

•      sit on more than six boards of public companies

A.2

FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.5	AGAINST proposals supporting cumulative voting
A.6	FOR proposals eliminating cumulative voting
A.7	FOR proposals supporting confidential voting
A.8	FOR proposals seeking election of supervisory board members
A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
A.10	AGAINST shareholder proposals for term limits for directors
A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
A.13	FOR proposals requiring a majority of independent directors on a Board of Directors
A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
A.17	FOR proposals to elect account inspectors
A.18	FOR proposals to fix the membership of a Board of Directors at a specified size
A.19	FOR proposals permitting shareholder ability to nominate directors directly
A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly
A.21	FOR proposals permitting shareholder ability to remove directors directly
A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

B.            Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors.  As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1

FOR approval of independent auditors, except for

•      auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

•      auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

•      on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors
B.3	FOR approving internal statutory auditors
B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.            Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee’s general policy is to vote:

C.1

IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors
C.3	AGAINST proposals to establish retirement benefits for outside directors
C.4	FOR proposals approving the remuneration of directors or of supervisory board members
C.5	AGAINST proposals to reprice stock options
C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.
C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
C.8	AGAINST proposals seeking to pay outside directors only in stock
C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
C.10	AGAINST proposals to ban all future stock or stock option grants to executives
C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy
C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D.            Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital
D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
D.3	FOR management proposals approving share repurchase programs
D.4	FOR management proposals to split a company’s stock
D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E.             Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.

The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill
E.2	FOR proposals seeking to redeem a poison pill
E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification
E.4	FOR management proposals to change the company’s name

F.             Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”
F.2	FOR proposals designating two shareholders to keep minutes of the meeting
F.3	FOR proposals concerning accepting or approving financial statements and statutory reports
F.4	FOR proposals approving the discharge of management and the supervisory board
F.5	FOR proposals approving the allocation of income and the dividend
F.6	FOR proposals seeking authorization to file required documents/other formalities
F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8	FOR proposals appointing inspectors of elections
F.9	FOR proposals electing a chair of the meeting
F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet
F.11	AGAINST proposals to require rotating sites for shareholder meetings

G.            Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1

FOR nominees for director of mutual funds in uncontested elections, except for nominees who

•  have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

•  ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•  are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•  on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares
G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental
G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote
G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement
G.6	FOR classified boards of closed-end investment companies

H.            Environmental and Social Issues

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct
H.2

AGAINST proposals seeking to have companies provide non-required reports on:

•      environmental liabilities;

•      bank lending policies;

•      corporate political contributions or activities;

•      alcohol advertising and efforts to discourage drinking by minors;

•      costs and risk of doing business in any individual country;

•      involvement in nuclear defense systems

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
H.4	AGAINST proposals seeking implementation of the CERES principles

Notice to Clients

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

(11) Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

BLACKROCK FUNDSSM

PART C

OTHER INFORMATION

Item 23.          Exhibits

(1)       Articles of Incorporation

(a)       Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(b)       Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(c)       Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(d)       Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

(e)       Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(2)       By-laws

(a)       Amended and Restated Code of Regulations of the Registrant is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(3)       Instruments Defining Rights of Security Holders

(a)       Sections V, VIII and IX of Registrant’s Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998;

Article II of Registrant’s Code of Regulations is incorporated herein by reference.

(4)       Investment Advisory Contracts

(a)       Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to existing Portfolios except the Strategic Portfolio I and Index Equity Portfolio incorporated herein by reference to Exhibit 4(a) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

(b)       Form of Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Strategic Portfolio I incorporated herein by reference to Exhibit 4(b) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

(c)       Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Bond Portfolios incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

1

(d)       Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Institutional Management Corporation with respect to the Money Market Portfolios incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

(e)       Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International, Ltd. with respect to the International Opportunities Portfolio incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

(f)        Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Asset Allocation and Global Opportunities Portfolios incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

(g)       Form of Addendum to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to the Conservative Prepared, Moderate Prepared, Growth Prepared and Aggressive Growth Prepared Portfolios.

(5)       Underwriting Contracts

(a)       Distribution Agreement between Registrant and BlackRock Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2001.

(b)    Form of Cooperation Agreement among the Registrant, BlackRock Advisors, LLC. and UBS AG is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2005.

(6)       Bonus or Profit Sharing Contracts

None.

(7)       Custodian Agreements

(a)       Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRockfunds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)       Reserved

(c)       Reserved

(d)       Reserved.

2

(e)       Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(f)        Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

(g)       Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(h)       Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(i)        Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

(8)       Other Material Contracts

(a)       Amended and Restated Administration Agreement dated February 10, 2004 among Registrant, BlackRock Advisors, LLC and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)         Amended and Restated Transfer Agency Agreement dated February 10, 2004 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

3

(c)           Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on April 29, 1998.

(d)     Form of Expense Limitation Agreement dated as of January 28, 2004 by and between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(e)      Schedule A to Expense Limitation Agreement.

(f)         Form of Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(p) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2005.

(9)       Legal Opinion

Opinion of Skadden, Arps, Slate, Meagher & Flom LLP.

(10)     Other Opinions

(a)       None.

(11)     Omitted Financial Statements

4

(a)       None.

(12)     Initial Capital Agreements

(a)       Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2, L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1, L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3, B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3, M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1, S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4, F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4, T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3, X-1, X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-2, AA-3, AA-4, AA-5, BB-1, BB-2, BB-3, BB-4, BB-5, CC-3, A-5, B-4, B-5, C-4, C-5, I-4, I-5, J-4, J-5, Q-4, Q-5, V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2, EE-3, EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1, HH-2, HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-6, JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4, KK-5, LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

(b)       Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes MM-1, MM-2, MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

(c)       Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class NN-3 is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 11, 1999.

(d)       Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-7 and C-7 is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on August 6, 1999.

(e)       Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes OO-1, OO-2, OO-3, OO-4 and OO-5 is incorporated herein by reference to Exhibit 12(e) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on May 10, 2000.

(f)        Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes PP-1, PP-2, PP-3, PP-4 and PP-5, QQ-1, QQ-2, QQ-3, QQ-4, QQ-5 and U-6 is incorporated herein by reference to Exhibit 12(f) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on June 6, 2000.

(g)       Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class RR-3 is incorporated herein by reference to Exhibit 12(g) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2000.

5

(h)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes SS-1, SS-2, SS-3, SS-4 and SS-5 is incorporated herein by reference to Exhibit 12(h) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(i)        Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes TT-1, TT-2, TT-3, TT-4, TT-5 and TT-6 is incorporated herein by reference to Exhibit 12(i) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(j)        Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class UU-1, UU-2, UU-3, UU-4 and UU-5 is incorporated herein by reference to Exhibit 12(j) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2001.

(k)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class H-6 is incorporated herein by reference to Exhibit 12(k) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2002.

(l)        Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class JJ-6 is incorporated herein by reference to Exhibit 12(l) of Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2002.

(m)      Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes G-6, O-6 and X-6 is incorporated herein by reference to Exhibit 12(m) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on November 27, 2002.

(n)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes VV-1, VV-2, VV-3, VV-6, WW-1, WW-2, WW-3, and WW-6 is incorporated herein by reference to Exhibit 12(n) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

(o)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class P-6 is incorporated herein by reference to Exhibit 12(o) of Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A filed on April 8, 2004.

(p)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class W-6 is incorporated herein by reference to Exhibit 12(p) of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed on May 18, 2004.

6

(q)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes XX-1, XX-2, XX-3, XX-4, XX-5, XX-6, YY-1, YY-2, YY-3, YY-4, YY-5 and YY-6 is incorporated herein by reference to Exhibit 12(q) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

(r)        Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes ZZ-1, ZZ-2, ZZ-3, ZZ-4 and ZZ-5 is incorporated herein by reference to Exhibit 12(r) of Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

(s)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class X-1 is incorporated herein by reference to Exhibit 12(s) of Post-Effective Amendment No. 85 to Registrant Registration statement on Form N-1A filed on October 27, 2004.

(t)        Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes AAA-6, BBB-1, BBB-2, BBB-3, BBB-4, BBB-5, CCC-1, CCC-2, CCC-3, CCC-4, CCC-5, EEE-1, EEE-2, EEE-3, EEE-4, EEE-5, EEE-6, EEE-8, FFF-1, FFF-2, FFF-3, FFF-4, FFF-5, GGG-1, GGG-2, GGG-3, GGG-4 and GGG-5 is incorporated herein by reference to Exhibit 12(t) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(u)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes HHH-1, HHH-2, HHH-3, HHH-4, HHH-5 and HHH-6 is incorporated herein by reference to Exhibit 12(u) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

(v)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes III-1, III-2, III-3, III-4 and III-5 is incorporated herein by reference to Exhibit 12(v) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(w)      Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes JJJ-2, JJJ-3, JJJ-6 and JJJ-13 is incorporated by reference to Exhibit 12(w) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

(x)       Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes X-3, R-8, R-9, X-9, MM-9, R-10, R-11, X-11, MM-11, R-12 and R shares of certain Portfolios is incorporated herein by reference to Exhibit 12(x) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

7

(13)     Rule 12b-1 Plan

(a)       Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional, HL and BlackRock Shares is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

(b)       Form of Appendix A to Amended and Restated Distribution and Service Plan.

(14)     Rule 18f-3 Plan

(a)       Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

(15)     Reserved

(16)     Codes of Ethics

(a)       Code of Ethics of BlackRock Funds is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(b)       Code of Ethics of BlackRock, Inc is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(c)       Code of Ethics of BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

(99)     Power of Attorney

(a)       Power of Attorney of David R. Wilmerding, Jr. dated May 19, 2005 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on form N-1A filed on June 28, 2005.

(b)       Power of Attorney of Robert M. Hernandez dated May 19, 2005 is incorporated herein by reference to Exhibit 99(b) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on form N-1A filed on June 28, 2005.

(c)       Power of Attorney of Laurence D. Fink dated November 10, 2005 is incorporated herein by reference to Exhibit 99(c) of Post-Effective

8

Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

(d)       Power of Attorney of Stuart E. Eizenstat dated May 19, 2005 is incorporated herein by reference to Exhibit 99(d) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(e)       Power of Attorney of Dr. Matina Horner dated September 15, 2005 is incorporated herein by reference to Exhibit 99(e) of Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2005.

(f)        Power of Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact is incorporated herein by reference to Exhibit O(2) of Post-Effective Amendment No. 24 to The DFA Investment Trust Company’s Registration Statement on Form N-1A filed on March 29, 2001.

(g)       Power of Attorney of Bruce R. Bond dated May 19, 2005 is incorporated herein by reference to Exhibit 99(g) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(h)       Power of Attorney of Richard S. Davis dated May 19, 2005 is incorporated herein by reference to Exhibit 99(h) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(i)        Power of Attorney of Peter S. Drotch dated May 19, 2005 is incorporated herein by reference to Exhibit 99(i) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

(j)        Power of Attorney of Toby Rosenblatt dated May 19, 2005 is incorporated herein by reference to Exhibit 99(j) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2005.

Item 24.          Persons Controlled by or under Common Control with the Fund.

Unless indicated otherwise, ownership is at 100% and each entity is organized under the laws of Delaware.

The Fund is controlled by PNC Bank, National Association, a national bank organized under the laws of the United States. All of the capital stock of PNC Bank, National Association is owned by PNC Bancorp, Inc., the capital stock of which is owned by The PNC Financial Services Group, Inc., a publicly held bank holding company organized in Pennsylvania.

PNC Bank, National Association controls the following entities: 499 Holding, Inc. (organized in New Jersey), Bancshares Realty Co., TRI Capital Company, Inc., Continental/Van Louhr, Inc., Deerfield Corp. (organized in New Jersey), Land Holding Corp.

9

of PA (organized in Pennsylvania), Land Holding, Inc., Midland Loan Services, Inc., NE Investment Inc., Parkway Sussex Inc., PNC Affordable Housing, Inc., PNC Community Partners, Inc., PNC Bank Capital Securities, LLC, PNC Commercial Management, Inc., PNC Bank International, PNC Investment Holdings, Inc., PNC BL Holding Inc., PNC Brokerage Corp. (organized in Pennsylvania), PNC Community Development Corp. (organized in Kentucky), PNC Insurance Services (Kentucky), Inc. (organized in Kentucky), PNC Institutional Capital Trust A, PNC Leasing, LLC, PNC Vehicle Leasing, LLC, PNC Title Holding Company, LLC, PNC Reinsurance Corp. (organized in Vermont), Thornhurst Corp., Spectra Services Corporation (organized in Ohio).

PNC Bank, National Association controls 50% of the voting securities of Billing Zone, LLC.

Midland Loan Services, Inc. controls the following entities: MLS Investments, Inc., Ridge Acquisition, L.P., Midland Realty Acceptance Corp., PNC Mortgage Acceptance Corp., Financial Support Services, Inc., First Financial, LP, Midland Commercial Financing Corp. and MDS Servicing Corp.

PNC Leasing, LLC controls the following entities: Gallatin Generation, LLC, Johnsonville Generation, LLC, Madison Power 2000, LLC, NSI Air, LLC and PNC Capital Leasing, LLC.

PNC Mortgage Securities Corp. controls PNC Mortgage Funding Corp.

PNC Mortgage Corp. of America controls PNC Mortgage Partners Corp.

PNC Investment Holdings, Inc. controls PNC Asset Management, Inc.

PNC Asset Management, Inc. controls BlackRock, Inc., which directly and indirectly controls the following entities: BlackRock Advisors LLC, BlackRock Overseas Investment Corp. (an Edge Act bank), BlackRock Japan Holdings, Inc. (organized in Japan), BlackRock International, Ltd. (organized in Scotland), BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock Investments, Inc., BlackRock Funding, Inc., BlackRock Asia Limited, BlackRock Financial Management, Inc., BlackRock (Japan), Inc., Anthracite Securitization Corp. and Risk Monitors, Inc.

BlackRock Japan Holdings, Inc. and BlackRock International, Ltd. control 50% of the voting securities of Nomura BlackRock Asset Management Co., Ltd., an entity organized under the laws of Japan.

BlackRock Financial Management, Inc. controls 28% of the voting securities of Trepp, LLC, which is organized under the laws of the state of New York.

Item 25.          Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement incorporated by reference herein as Exhibit 7(a), Section 12 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 8(c) and Section 9 of the Administration Agreement incorporated by reference herein as Exhibit 8(a). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

10

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

11

Item 26.          Business and Other Connections of Investment Advisers

(a)       BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 26 of officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b)       BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) (“BIMC”). The list required by this Item 25 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

(c)       BlackRock Financial Management, Inc. (“BlackRock”). BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 25 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

(d)       BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) (“BIL”). The list required by this Item 25 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 27.          Principal Underwriters

(a)       BlackRock Distributors, Inc. currently acts as distributor for BlackRock Funds and BlackRock Bond Allocation Target Shares.

(b)       The principal business address of each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Fund.

Name	Position With Distributor

12

Rita Adler Chief Compliance Officer

Douglas Castagna Controller and Assistant Treasurer

Brian Burns Director, Chairman, CEO and President

Bruno DiStefano Vice President

Susan Moscaritolo Vice President

Christine Ritch Chief Legal Officer, Assistant Secretary and Assistant Clerk

Bradley Stearns Assistant Secretary and Assistant Clerk

Nicholas Marsini Director

Craig Stokarski Treasurer and Financial and Operations Principal

Steven Sunnerberg Secretary

Michael DeNofrio Director

John Wilson Assistant Secretary and Assistant Clerk

Jason Greim Assistant Vice President

Kristen Nolan Assistant Secretary and Assistant Clerk

(c)       Not applicable.

Item 28.          Location of Accounts and Records

(a)       PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its functions as custodian).

(b)       BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

(c)       BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and co-administrator).

(d)       BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

(e)       BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its functions as investment adviser and sub-adviser).

(f)        PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as custodian, co-administrator, transfer agent

13

and dividend disbursing agent).

(g)       The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

(h)       BlackRock International, Ltd., 40 Torphichen Street, Edinburgh, Scotland, EH3 8JB (records relating to its functions as investment sub-adviser).

(i)        Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

(j)        BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (Registrant’s declaration of trust, code of regulations and minute books).

Item 29.          Management Services

None.

Item 30.          Undertakings

None.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 18th day of December, 2006.

BLACKROCK FUNDSSM

By:	/s/ HENRY GABBAY
Henry Gabbay
President
(Principal Executive Officer)

By:	/s/ DONALD BURKE
Donald Burke
Treasurer
(Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

15

Signature		Title	Date

/s/ *Bruce R. Bond		Trustee	December 18, 2006
(Bruce R. Bond)

/s/ *Richard S. Davis		Trustee	December 18, 2006
(Richard S. Davis)

/s/ *Peter S. Drotch		Trustee	December 18, 2006
(Peter S. Drotch)

/s/ *Stuart E. Eizenstat		Trustee	December 18, 2006
(Stuart E. Eizenstat)

/s/ *Laurence D. Fink		Trustee	December 18, 2006
(Laurence D. Fink)

/s/ *Robert M. Hernandez			December 18, 2006
(Robert M. Hernandez)		Trustee

/s/ *Dr. Matina Horner		Trustee	December 18, 2006
(Dr. Matina Horner)

/s/ *Toby Rosenblatt		Trustee	December 18, 2006
(Toby Rosenblatt)

/s/ *David R. Wilmerding, Jr.			December 18, 2006
(David R. Wilmerding, Jr.)		Trustee and Chairman of the Board

*By:	/s/ ANNE ACKERLEY
Anne Ackerley,
Attorney-in-fact

16

EXHIBIT INDEX

Exhibit No.	Description

4(g)	Form of Addendum to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC (“BALLC”)

8(e)	Schedule A to Expense Limitation Agreement

9	Opinion of Counsel

13(b)	Form of Appendix A to Amended and Restated Distribution and Service Plan

17